NORTHERN INSTITUTIONAL FUNDS

50 SOUTH LASALLE STREET

CHICAGO, IL 60603

1-800-637-1380

September 26, 2012

Dear Shareholder:

The Board of Trustees of Northern Institutional Funds (“NIF”) has approved the reorganization of the Portfolios of Northern Institutional Funds listed in the table below (each an “Acquired Fund” and collectively the “Acquired Funds”) pursuant to a Plan of Reorganization (the “Plan”), which contemplates the reorganization of each Acquired Fund into a corresponding series of Northern Funds (“NF”) as set forth below under the heading Acquiring Fund (each an “Acquiring Fund” and collectively the “Acquiring Funds,” together with the Acquired Funds, the “Funds”). It is expected that the reorganization will be completed on or about the dates as set forth in the table.

Acquired Fund	Acquiring Fund	Date of Completion of Reorganization On or About
NIF Bond Portfolio	NF Fixed Income Fund	October 26, 2012
NIF Intermediate Bond Portfolio	NF Fixed Income Fund	October 29, 2012
NIF U.S. Government Securities Portfolio	NF Short-Intermediate U.S. Government Fund	October 26, 2012
NIF Large Cap Equity Portfolio	NF Large Cap Equity Fund	November 9, 2012
NIF Large Cap Growth Portfolio	NF Large Cap Growth Fund	November 9, 2012
NIF International Equity Portfolio	NF International Equity Fund	November 9, 2012
NIF Equity Index Portfolio	NF Stock Index Fund	November 2, 2012
NIF International Equity Index Portfolio	NF International Equity Index Fund	November 2, 2012
NIF Small Company Index Portfolio	NF Small Cap Index Fund	November 2, 2012

In the reorganization, all of the assets of each Acquired Fund will be transferred to the corresponding Acquiring Fund as shown in the above table, in exchange for shares of the corresponding Acquiring Fund of equal aggregate value and the corresponding Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund. The shares of the Acquiring Funds then will be distributed to the shareholders of the Acquired Fund in complete liquidation of each of the Acquired Funds. As a result of the reorganization, holders of Class A shares of each Acquired Fund will hold, immediately after the reorganization, shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Class A shares the shareholder held in the Acquired Fund immediately prior to the reorganization. It is currently anticipated that the reorganization of each Acquired Fund should be effected on a tax-free basis for federal income tax purposes. Northern Trust Investments, Inc. (“NTI”), each Acquired Fund’s investment adviser, will bear any charges related to the preparation and assembling and all mailing expenses related to the Combined Prospectus/Information Statement.

NTI believes that shareholders of each Acquired Fund will benefit more from the increased commercial viability and potential operating efficiencies and trading advantages and economies of scale that may be achieved by combining each Acquired Fund’s assets with the corresponding Acquiring Fund, rather than continuing to operate each Fund separately. NTI believes that each Acquiring Fund’s identical or nearly identical investment objectives and substantially similar strategies make them compatible with the Acquired Funds. NTI also considered the future prospects of each Acquired Fund if the reorganization is not effected, including the possibility that most of the Acquired Funds might be liquidated.

After considering NTI’s recommendation, the Board concluded that the reorganization would be in the best interests of each Acquired Fund and its shareholders and that the shareholders’ interests will not be diluted as a result of the reorganization.

The reorganization does not require a shareholder vote, and you are not being asked to vote. However, we ask that you review the enclosed Combined Prospectus/Information Statement, which contains information about the Acquiring Funds, outlines differences between the Acquired Funds and the Acquiring Funds and provides details about the terms and conditions of the reorganization, including the reasons for the reorganization. If you have any questions about the reorganization, please do not hesitate to contact Northern Institutional Funds at 1-800-637-1380.

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

Sincerely,

Lloyd A. Wennlund

President

IMPORTANT NOTICE

To Northern Institutional Funds Shareholders

Q U E S T I O N S  &  A N S W E R  S

The enclosed Combined Prospectus/Information Statement describes the contemplated reorganization of certain Portfolios of Northern Institutional Funds (“NIF” and the “Acquired Funds”) into a corresponding series of the Northern Funds (“NF” and the “Acquiring Funds” and together with the Acquired Funds, the “Funds”). We recommend that you read the complete Combined Prospectus/Information Statement. For your convenience, we have provided a brief overview of the reorganization.

Q:	What is happening?

A: Northern Trust Investments, Inc. (“NTI”), each Fund’s investment adviser, is proposing to combine the assets of each Acquired Fund with a corresponding Acquiring Fund as follows:

Acquired Fund	Acquiring Fund
NIF Bond Portfolio	NF Fixed Income Fund
NIF Intermediate Bond Portfolio	NF Fixed Income Fund
NIF U.S. Government Securities Portfolio	NF Short-Intermediate U.S. Government Fund
NIF Large Cap Equity Portfolio	NF Large Cap Equity Fund
NIF Large Cap Growth Portfolio	NF Large Cap Growth Fund
NIF International Equity Portfolio	NF International Equity Fund
NIF Equity Index Portfolio	NF Stock Index Fund
NIF International Equity Index Portfolio	NF International Equity Index Fund
NIF Small Company Index Portfolio	NF Small Cap Index Fund

Under the reorganization, the Acquired Fund will transfer all of its assets in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities. The Acquired Fund will then distribute the shares of the Acquiring Fund to shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.

Q:	How will the reorganization affect me?

A: In connection with the reorganization, an account will be set up in your name with the Acquiring Fund and you will receive shares of the Acquiring Fund. The aggregate net asset value of the shares you receive in the reorganization relating to your Acquired Fund shares will equal the aggregate net asset value of the shares you own immediately prior to the reorganization. As a result of the reorganization, however, a shareholder of the Acquired Fund will hold a smaller percentage of ownership in the combined fund than he or she held in the Acquired Fund prior to the reorganization.

Q.	Why is the reorganization occurring?

A. After careful consideration, the Board of Trustees of the Northern Institutional Funds (the “Board”) has determined that the reorganization is in the best interests of each Acquired Fund and the interests of its shareholders will not be diluted as a result of the reorganization. The Board has determined that, after the reorganization, shareholders of each Acquired Fund may benefit among other things from (i) the increased commercial viability of the combined Fund; (ii) the possible operating efficiencies and portfolio trading advantages from the larger net asset size of the combined Fund and (iii) the identical or nearly identical investment objectives and substantially similar investment strategies of the Acquiring Fund.

Q:	Will my privileges as a shareholder change after the reorganization?

A: Your rights as a shareholder will not change in any substantial way as a result of the reorganization. You will continue to be a shareholder of a series of a Delaware statutory trust. However, the shareholder services available to you after the reorganization will differ because of certain differences between the Acquired Funds and the Acquiring Funds.

Certain differences include:

•	Acquired Funds have required minimum initial investment amounts of $5 million; whereas Acquiring Funds have required minimum initial investment amounts of $2,500.

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•	Acquired Funds do not have any required minimum subsequent investment amounts, whereas Acquiring Funds have a requirement of a minimum subsequent investment of $50.

•	The Acquired Funds are generally only available to certain institutional investors, whereas Acquiring Funds are available to a broader group of institutional and retail investors.

•	The Acquiring Funds provide for automatic investments and systematic withdrawals, whereas the Acquired Funds do not.

•

The Acquired Funds are authorized to offer one class of shares, Class A Shares. Class A Shares are not subject to shareholder servicing fees, whereas the Acquiring Funds may pay certain servicing fees to financial intermediaries, including affiliates of NTI, that perform support services for their customers who own Acquiring Fund shares. These intermediaries may receive fees from the Acquiring Funds at annual rates of up to 0.25% of the average daily net assets of the shares held by the customers. Because these fees are paid out of the Acquiring Funds’ assets on an ongoing basis, they may increase the cost of your investment in an Acquiring Fund.

Q:	Who will advise the acquiring funds once the reorganization is completed?

A: As you know, the Acquired Funds are advised by NTI. The Acquiring Funds also are advised by NTI and will continue to be advised by NTI once the reorganization is completed.

Q:	Will I have to pay any sales load, commission or other similar fee in connection with the reorganization?

A: No, you will not pay any sales load, commission or other similar fee in connection with the reorganization.

Q:	Will the expenses of the acquired funds change as a result of the reorganization?

A. Yes, in most cases. The following tables show for each reorganization (i) the Acquired Fund’s gross and net operating expenses and (ii) the estimated pro forma gross and net operating expenses of the Acquiring Fund after the reorganization.

Acquired Fund	Gross Operating Expenses	Net Operating Expenses
NIF Bond Portfolio	0.57%	0.37%
NIF Intermediate Bond Portfolio	0.72%	0.36%
NIF U.S. Government Securities Portfolio	0.67%	0.36%
NIF Large Cap Equity Portfolio	2.01%	0.76%
NIF Large Cap Growth Portfolio	1.07%	0.86%
NIF International Equity Portfolio	1.22%	1.06%
NIF Equity Index Portfolio	0.24%	0.10%
NIF International Equity Index Portfolio	0.56%	0.25%
NIF Small Company Index Portfolio	0.53%	0.15%

Acquiring Fund (after the reorganization)	Pro Forma Gross Operating Expenses	Pro Forma Net Operating Expenses
NF Fixed Income Fund	0.73%	0.49%
NF Short-Intermediate U.S. Government Fund	0.73%	0.44%
NF Large Cap Equity Fund	1.12%	0.85%
NF Large Cap Growth Fund	1.12%	0.86%
NF International Equity Fund	1.29%	1.06%
NF Stock Index Fund	0.39%	0.11%
NF International Equity Index Fund	0.63%	0.26%
NF Small Cap Index Fund	0.52%	0.16%

Following the reorganization, the estimated pro forma gross operating expenses for each of the Acquiring Funds, except the NF Large Cap Equity Fund and the NF Small Cap Index Fund, are expected to be higher than its corresponding Acquired Fund because of increased transfer agency and administration fees. The estimated pro forma gross operating expenses for each of the NF Large Cap Equity Fund and the NF Small Cap Index Fund are expected to be below those of its corresponding Acquired Fund. The estimated pro forma net operating expenses (i.e., after contractual waivers and/or expense reimbursements) for each of the Acquiring Funds, except the NF Large Cap Growth Fund and NF International Equity Fund, are expected to be higher than those of its corresponding Acquired Fund. The estimated pro forma net operating expenses for each of the NF Large Cap Growth Fund and NF International Equity Fund are expected to be the same as that of its corresponding Acquired Fund.

Q:	Will I have to pay any federal taxes as result of the reorganization?

A: Each reorganization is currently expected to qualify as a tax-free “reorganization” within the

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meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. If the reorganization so qualifies, in general, an Acquired Fund will not recognize any gain or loss as a result of the transfer of all of its assets and liabilities in exchange solely for shares of its corresponding Acquiring Fund and the assumption of the Acquired Fund’s liabilities by the Acquiring Fund under the reorganization or as a result of the Acquired Fund’s liquidation. You also will not recognize any gain or loss upon your receipt of shares of the Acquiring Fund in connection with the reorganization.

To the extent that, prior to the reorganization, the portfolio holdings of an Acquired Fund are sold by the Acquired Fund in connection with the reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio holdings are sold and the Acquired Fund’s basis in such holdings. Any capital gains recognized in these sales on a net basis will be distributed, if required, to the Acquired Fund’s shareholders as either capital gain dividends (to the extent of net realized long-term capital gains) or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and these distributions will be taxable to shareholders.

Q:	Who will pay for the reorganization?

A: NTI will pay all expenses incurred in connection with the reorganization. However, the Acquired Funds may incur brokerage fees and other transaction costs associated with the disposition and/or purchase of securities in contemplation of or as a result of the reorganization, which NTI will not bear.

Q:	What if I redeem my shares before the reorganization takes place?

A: If you choose to redeem your shares before the reorganization takes place, the redemption will be treated as a normal redemption of shares and generally will be a taxable transaction and any applicable redemption fees will be applied.

Q:	Whom do I contact for further information?

A: You may call the Northern Institutional Funds at 1-800-637-1380.

Important additional information about the reorganization is set forth in the accompanying Combined Prospectus/Information Statement. Please read it carefully.

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NORTHERN FUNDS

50 SOUTH LASALLE STREET

CHICAGO, IL 60603

1-800-595-9111

NORTHERN INSTITUTIONAL FUNDS

50 SOUTH LASALLE STREET

CHICAGO, IL 60603

1-800-637-1380

COMBINED PROSPECTUS/INFORMATION STATEMENT

This Combined Prospectus/Information Statement is being furnished to shareholders of the Northern Institutional Funds’ Bond Portfolio, Intermediate Bond Portfolio, U.S. Government Securities Portfolio, Large Cap Equity Portfolio, Large Cap Growth Portfolio, International Equity Portfolio, Equity Index Portfolio, International Equity Index Portfolio and Small Company Index Portfolio (each an “Acquired Fund” and together the “Acquired Funds”) in connection with a Plan of Reorganization (the “Plan”) that has been approved by the Boards of Trustees of Northern Institutional Funds (“NIF”) and Northern Funds (“NF,” together with NIF, the “Trusts”). Pursuant to the Plan, (1) all of the assets of each Acquired Fund will be transferred to a corresponding series of NF (each an “Acquiring Fund” and together the “Acquiring Funds”) as shown in the table below, in exchange for shares of the corresponding Acquiring Fund of equal aggregate value and the corresponding Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund; and (2) such shares of the Acquiring Funds will be distributed to the shareholders of the Acquired Funds in complete liquidation of each of the Acquired Funds. As a result of the reorganization (the “Reorganization”), holders of Class A shares of each Acquired Fund will hold, immediately after the Reorganization, shares of the corresponding Acquired Fund having an aggregate net asset value equal to the aggregate net asset value of the Class A shares such shareholder held in the Acquired Fund immediately prior to the Reorganization. The Reorganization is expected to be effective as of the dates set forth in the table below.

Acquired Fund	Acquiring Fund	Effective Date of Reorganization On or About
NIF Bond Portfolio	NF Fixed Income Fund	October 26, 2012
NIF Intermediate Bond Portfolio	NF Fixed Income Fund	October 29, 2012
NIF U.S. Government Securities Portfolio	NF Short-Intermediate U.S. Government Fund	October 26, 2012
NIF Large Cap Equity Portfolio	NF Large Cap Equity Fund	November 9, 2012
NIF Large Cap Growth Portfolio	NF Large Cap Growth Fund	November 9, 2012
NIF International Equity Portfolio	NF International Equity Fund	November 9, 2012
NIF Equity Index Portfolio	NF Stock Index Fund	November 2, 2012
NIF International Equity Index Portfolio	NF International Equity Index Fund	November 2, 2012
NIF Small Company Index Portfolio	NF Small Cap Index Fund	November 2, 2012

Northern Trust Investments, Inc. (“NTI”), the investment adviser and administrator of each Acquired Fund and each Acquiring Fund, has undertaken to pay the expenses related to the preparation and assembling of the Combined Prospectus/Information Statement and all related mailing expenses.

The Board of Trustees of NIF believes that the Reorganization is in the best interests of each Acquired Fund, and that the interests of each Acquired Fund’s shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Acquired Funds and their shareholders. Shareholders of the Acquired Funds are not being asked to vote on the Plan or approve the Reorganization.

The Acquired Funds are series of NIF, a Delaware statutory trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. NIF currently consists of

20 separate series including the Acquired Funds. The Acquiring Funds are series of NF, also a Delaware statutory trust registered with the SEC as an open-end management investment company. NF currently consists of 45 separate series. The Board of Trustees of NIF is responsible for the management and business and affairs of the Acquired Funds and the Board of Trustees of NF is responsible for the management and business affairs of the Acquiring Funds.

This Combined Prospectus/Information Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Funds, the Acquiring Funds and the Reorganization. This Combined Prospectus/Information Statement incorporates by reference the following documents, which contain additional information about the Acquired Funds and the Acquiring Funds:

•	a Statement of Additional Information dated September 20, 2012 (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement;

•	The Prospectuses dated April 1, 2012, as supplemented to date, of the Northern Institutional Equity and Fixed Income Portfolios, including the Acquired Funds.

•	The Statement of Additional Information dated April 1, 2012, as supplemented to date, of the Northern Institutional Portfolios, including the Acquired Funds.

•	The Prospectuses dated July 31, 2012, as supplemented to date, of the Northern Equity, Equity Index and Fixed Income Funds, including the Acquiring Funds.

•	The Statements of Additional Information dated July 31, 2012, as supplemented to date, of the Northern Funds and the Northern Equity Index Funds, including the Acquiring Funds.

•

The audited financial statements and financial highlights and related Reports of the Independent Registered Public Accounting Firm for the Acquired Funds included in NIF’s Annual Reports for the year ended November 30, 2011. No other parts of NIF’s Annual Reports are incorporated herein by reference.

•

The unaudited financial statements for the Acquired Funds included in NIF’s Semi-Annual Reports for the period ended May 31, 2012. No other parts of NIF’s Semi-Annual Reports are incorporated herein by reference.

•

The audited financial statements and financial highlights and related Reports of Independent Registered Public Accounting Firm for the Acquiring Funds included in NF’s Annual Reports for the year ended March 31, 2012. No other parts of NF’s Annual Reports are incorporated herein by reference.

Copies of the Acquiring Funds’ Prospectuses, dated July 31, 2012, as supplemented to date, and most recent Annual Reports accompany this Combined Prospectus/Information Statement. You can obtain a free copy of documents listed above by contacting NIF at P.O. Box 75986, Chicago, IL 60675-5986, by calling NIF at 1-800-637-1380 or, as applicable, on the NIF Web site at northernfunds.com/institutional. or NF Web site at www.northernfunds.com. You may also request copies of any of the foregoing documents by email request to: northern-funds@ntrs.com

You may also copy and review information about the Funds at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

This Combined Prospectus/Information Statement and the enclosures are expected to be first sent to shareholders on or about September 26, 2012. THIS IS NOT A REQUEST FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (“FDIC”) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Combined Prospectus/Information Statement is September 20, 2012.

NORTHERN FUNDS

50 SOUTH LASALLE STREET

CHICAGO, IL 60603

TELEPHONE: 1-800-595-9111

NORTHERN INSTITUTIONAL FUNDS

50 SOUTH LASALLE STREET

CHICAGO, IL 60603

TELEPHONE: 1-800-637-1380

COMBINED PROSPECTUS/INFORMATION STATEMENT

DATED SEPTEMBER 20, 2012

SYNOPSIS

THE REORGANIZATION

The Boards of Trustees of the Trusts reviewed and approved the Plan that provides for the reorganization of each Acquired Fund listed in the table below with and into the corresponding Acquiring Fund, the closing date (the “Closing Date”) of which is expected to be on or about the date set forth below.

Acquired Fund	Acquiring Fund	Closing Date of Reorganization On or About
NIF Bond Portfolio	NF Fixed Income Fund	October 26, 2012
NIF Intermediate Bond Portfolio	NF Fixed Income Fund	October 29, 2012
NIF U.S. Government Securities Portfolio	NF Short-Intermediate U.S. Government Fund	October 26, 2012
NIF Large Cap Equity Portfolio	NF Large Cap Equity Fund	November 9, 2012
NIF Large Cap Growth Portfolio	NF Large Cap Growth Fund	November 9, 2012
NIF International Equity Portfolio	NF International Equity Fund	November 9, 2012
NIF Equity Index Portfolio	NF Stock Index Fund	November 2, 2012
NIF International Equity Index Portfolio	NF International Equity Index Fund	November 2, 2012
NIF Small Company Index Portfolio	NF Small Cap Index Fund	November 2, 2012

Pursuant to the Plan, each Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund and the corresponding Acquiring Fund’s assumption of all of the liabilities of the applicable Acquired Fund. The applicable Acquired Fund will then distribute the shares of the corresponding Acquiring Fund to its shareholders in complete liquidation of the Acquired Fund. Immediately after the Reorganization, each person who held shares in the Acquired Fund will hold shares in the corresponding Acquiring Fund with the same aggregate value as that person’s interest in the Acquired Fund as of the Closing Date.

The implementation of each Reorganization is subject to a number of conditions set forth in the Plan. Among the significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Acquired Funds and the corresponding Acquiring Funds and their shareholders for federal income tax purposes as described further below.

This description of the Reorganization is qualified by reference to the full text of the Plan, which is attached hereto as Appendix A.

NTI has undertaken to pay the expenses related to the preparation and assembling of the Combined Prospectus/Information Statement and all related mailing expenses.

The Boards of Trustees determined that the Reorganization is in the best interest of each Acquired Fund and Acquiring Fund, respectively and that interests of the shareholders of the Funds will not be diluted as a result of the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

This section will help you compare the investment objectives, principal investment strategies and limitations of each Acquired Fund and its corresponding Acquiring Fund. Please be aware that this is only a brief discussion. More complete information may be found in each Fund’s Prospectus.

Generally, each Acquired Fund and Acquiring Fund have identical or nearly identical investment objectives, identical or substantially similar investment strategies, and nearly identical fundamental investment restrictions, as discussed below. The investment objective of each Fund, except the NIF Intermediate Bond Portfolio, is fundamental and cannot be changed except by a vote of the majority of the Fund’s shares.

Each Acquired and Acquiring Fund have nearly identical fundamental investment restrictions with respect to borrowings and certain other matters, with the following immaterial exceptions:

•	The Acquiring Funds’ restrictions on purchasing and selling real estate include a restriction on purchasing and selling real estate limited partnerships, while the Acquired Funds’ restrictions do not.

•

The Acquired Funds’ policy on industry concentration does not consider securities of the U.S. government, its agencies or instrumentalities to be securities of a particular industry. The Acquiring Funds’ policy on industry concentration does not consider securities of the U.S. government, its agencies or instrumentalities, or repurchase agreements collateralized by such obligations, to be securities of a particular industry.

A complete comparison of the investment restrictions is included at Appendix B.

NIF Bond Portfolio, NIF Intermediate Bond Portfolio and NF Fixed Income Fund

The NIF Bond Portfolio, NIF Intermediate Bond Portfolio and NF Fixed Income Fund have identical investment objectives and nearly identical investment strategies (the investment strategies of the NIF Bond Portfolio and NF Fixed Income Fund are identical): each Fund seeks to maximize total return and each Fund invests at least 80% of its net assets in bonds and other fixed-income securities.

There are, however, some differences you should consider. While the investment strategies of the NF Fixed Income Fund and NIF Intermediate Bond Portfolio are substantially similar, under normal circumstances, the NIF Intermediate Bond Portfolio’s dollar-weighted average maturity will range between three and ten years and the NF Fixed Income Fund’s dollar-weighted average maturity will range between three and fifteen years. Also, the NIF Intermediate Bond Portfolio’s investment objective is non-fundamental; whereas, the investment objectives of the NIF Bond Portfolio and NF Fixed Income Fund are fundamental. A non-fundamental investment objective may be changed by a fund’s board of trustees without shareholder approval. In contrast, a fundamental investment objective may not be changed for a fund without approval by the fund’s shareholders.

	NIF Bond Portfolio	NIF Intermediate Bond Portfolio	NF Fixed Income Fund
Investment Objective	The Portfolio seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.	The Portfolio seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.	The Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

	NIF Bond Portfolio	NIF Intermediate Bond Portfolio	NF Fixed Income Fund
Principal Investment Strategies

•      The Portfolio will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities. These may include:

•      Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

•      Obligations of state, local and foreign governments;

•      Obligations of domestic and foreign banks and corporations;

•      Zero coupon bonds, debentures, preferred stock and convertible securities;

•      Mortgage and other asset-backed securities;

•      Stripped securities evidencing ownership of future interest or principal payments on debt obligations; and

•      Repurchase agreements relating to the above instruments.

•      The Portfolio will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities. These may include:

•      Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

•      Obligations of state, local and foreign governments;

•      Obligations of domestic and foreign banks and corporations;

•      Zero coupon bonds, debentures, preferred stock and convertible securities;

•      Mortgage and other asset-backed securities;

•      Stripped securities evidencing ownership of future interest or principal payments on debt obligations; and

•      Repurchase agreements relating to the above instruments.

•      The Fund will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Fund will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities. These may include:

•      Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

•      Obligations of state, local and foreign governments;

•      Obligations of domestic and foreign banks and corporations;

•      Zero coupon bonds, debentures, preferred stock and convertible securities;

•      Mortgage and other asset-backed securities;

•      Stripped securities evidencing ownership of future interest or principal payments on debt obligations; and

•      Repurchase agreements relating to the above instruments.

NIF Bond Portfolio	NIF Intermediate Bond Portfolio	NF Fixed Income Fund

•      The Portfolio invests primarily in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by the Investment Adviser). However, it may invest to a limited extent in obligations of foreign issuers and in securities that are rated below investment grade (commonly referred to as “junk bonds”).

•      In buying and selling securities for the Portfolio, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-related and corporate securities) that the team believes will provide a favorable return in light of these risks.

•      The Portfolio invests primarily in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by the Investment Adviser). However, it may invest to a limited extent in obligations of foreign issuers and in securities that are rated below investment grade (commonly referred to as “junk bonds”).

•      In buying and selling securities for the Portfolio, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-related and corporate securities) that the team believes will provide a favorable return in light of these risks.

•      The Fund primarily invests in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or of comparable quality as determined by the Investment Adviser). However, it may invest to a limited extent in obligations of foreign issuers and in obligations that are rated below-investment grade (commonly referred to as “junk bonds”).

•      In buying and selling securities for the Fund, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-related and corporate securities) that the team believes will provide a favorable return in light of these risks.

NIF Bond Portfolio	NIF Intermediate Bond Portfolio	NF Fixed Income Fund

•     The Portfolio’s dollar-weighted average maturity, under normal circumstances, will range between three and fifteen years.

•     The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

•     The Portfolio’s dollar-weighted average maturity, under normal circumstances, will range between three and ten years.

•     The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.

•     The Fund’s dollar-weighted average maturity, under normal circumstances, will range between three and fifteen years.

•     The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

NIF U.S. Government Securities Portfolio and NF Short-Intermediate U.S. Government Fund

The NIF U.S. Government Securities Portfolio and NF Short-Intermediate U.S. Government Fund have identical investment objectives and substantially similar investment strategies: each Fund seeks to provide income and each Fund invests, under normal circumstances, at least 80% of its net assets in securities issued or guaranteed by the U.S. government or by its agencies, instrumentalities, or sponsored enterprises.

There are, however, differences you should consider. While the investment strategies of the NIF U.S. Government Securities Portfolio and NF Short-Intermediate U.S. Government Fund are substantially similar, under normal circumstances, the NIF U.S. Government Securities Portfolio’s dollar-weighted average maturity will range between one and five years while the NF Short-Intermediate U.S. Government Fund’s dollar-weighted average maturity will range between two and five years.

	NIF U.S. Government Securities Portfolio	NF Short-Intermediate U.S. Government Fund
Investment Objective	The Portfolio seeks to maximize total return (capital appreciation and income) with minimal reasonable risk.	The Fund seeks to maximize total return (capital appreciation and income) with minimal reasonable risk.

Principal Investment Strategies

•     The Portfolio will invest, under normal circumstances, at least 80% of its net assets in securities issued or guaranteed by the U.S. government or by its agencies, instrumentalities, or sponsored enterprises and repurchase agreements relating to such securities. These may include:

•     U.S. Treasury bills, notes and bonds;

•     Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

•     The Fund will invest, under normal circumstances, at least 80% of its net assets in securities issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and repurchase agreements relating to such securities. These may include:

•     U.S. Treasury bills, notes and bonds;

•     Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations that are issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

NIF U.S. Government Securities Portfolio	NF Short-Intermediate U.S. Government Fund

•     Mortgage-related securities issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises;

•     Stripped securities evidencing ownership of future interest or principal payments on obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises; and

•     Repurchase agreements relating to the above instruments.

•     The Portfolio also may make limited investments in the obligations of supranational organizations (such as the World Bank).

•     Mortgage-related securities issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises;

•     Stripped securities evidencing ownership of future interest or principal payments on obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises;

•     Repurchase agreements collateralized by the above instruments; and

•     Structured debt securities that are issued or guaranteed directly by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

•     In buying and selling securities for the Portfolio, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as treasury, agency, asset-backed and mortgage-related securities) that the team believes will provide a favorable return in light of these risks.

•     The Portfolio’s dollar-weighted average maturity, under normal circumstances, will range between one and five years.

•     In seeking to achieve its investment objective, the Portfolio may make significant investments in securities issued by U.S. government-sponsored entities. Obligations issued by U.S. government-sponsored entities are neither issued nor guaranteed by the U.S. Treasury and therefore are not backed by the full faith and credit of the United States.

•     The Fund also may make limited investments in the obligations of supranational organizations (such as the World Bank).

•     In buying and selling securities for the Fund, the investment management team uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the investment management team will emphasize particular securities and types of securities (such as treasury, agency, asset-backed and mortgage-related securities) that the team believes will provide a favorable return in light of these risks.

•     The Fund’s dollar-weighted average maturity, under normal circumstances, will range between two and five years.

•     The Fund makes significant investments in securities issued by U.S. government-sponsored entities. Obligations issued by U.S. government-sponsored entities are neither issued nor guaranteed by the U.S. Treasury and therefore are not backed by the full faith and credit of the United States.

NIF U.S. Government Securities Portfolio	NF Short-Intermediate U.S. Government Fund
• The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.	• The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

NIF Large Cap Equity Portfolio and NF Large Cap Equity Fund

The NIF Large Cap Equity Portfolio and NF Large Cap Equity Fund have identical primary investment objectives and substantially similar investment strategies: each Fund seeks to provide long-term capital appreciation and each Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies, with market capitalizations at the time of investment not below $5 billion.

There is, however, one slight difference in the wording of the investment objectives, although the Funds are managed substantially the same. The NIF Large Cap Equity Portfolio seeks to provide income as a secondary investment objective whereas any income received by the NF Large Cap Equity Fund is incidental to its investment objective of providing long term capital appreciation.

	NIF Large Cap Equity Portfolio	NF Large Cap Equity Fund
Investment Objective	The Portfolio seeks to provide long-term capital appreciation with income a secondary consideration.	The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.

Principal Investment Strategies

•   In seeking long-term capital appreciation, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies. Large capitalization companies generally are considered to be those whose market capitalizations are, at the time the Portfolio makes an investment, within the range of the market capitalization of the companies in the S&P 500 Index, but not below $5 billion in market capitalization. Companies whose capitalization no longer meets this definition after purchase may continue to be considered large capitalization companies.

•   As of May 31, 2012, the market capitalization of the companies in the S&P 500 Index was between $738.7 million and $538.7 billion. The size of companies in the S&P 500 Index changes with market conditions. In addition, changes to the composition of the S&P 500 Index can change the market capitalization range of companies in the S&P 500 Index. The Portfolio is not limited to the stocks included in the S&P 500 Index and may invest in other stocks that meet the Investment Adviser’s criteria discussed below.

•   In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies. Large capitalization companies generally are considered to be those whose market capitalization is, at the time the Fund makes an investment, within the range of the market capitalization of the companies in the S&P 500 Index, but not below $5 billion in market capitalization. Companies whose capitalization no longer meets this definition after purchase may continue to be considered large capitalization companies.

•   As of May 31, 2012, the market capitalization of the companies in the S&P 500 Index was between $738.7 million and $538.7 billion. The size of companies in the S&P 500 Index changes with market conditions. In addition, changes to the composition of the S&P 500 Index can change the market capitalization range of companies in the Index. The Fund is not limited to the stocks included in the S&P 500 Index and may invest in other stocks that meet the Investment Adviser’s criteria discussed below.

NIF Large Cap Equity Portfolio	NF Large Cap Equity Fund

•     Using fundamental research and quantitative analysis, the investment management team buys securities of a broad mix of companies that it believes have favorable growth and valuation characteristics relative to their peers. Similarly, the investment management team sells securities it believes no longer have these or other favorable characteristics. The team also may sell securities in order to maintain the desired portfolio securities composition of the Portfolio.

•     Using fundamental research and quantitative analysis, the investment management team buys securities of a broad mix of companies that it believes have favorable growth and valuation characteristics relative to their peers. Similarly, the investment management team sells securities it believes no longer have these or other favorable characteristics. The team also may sell securities in order to maintain the desired portfolio securities composition of the Fund.

•     In determining whether a company has favorable characteristics, the investment management team uses an evaluation process that includes, but is not limited to:

•     Quantitative review of fundamental factors such as earnings metrics, valuation and capital deployment;

•     Qualitative fundamental analysis, including assessment of management, products, markets and costs in order to develop an investment thesis and key metrics for future performance;

•     Risk management analysis in which risk exposures are measured and managed at the security, industry, sector and portfolio levels; and

•     Systematic evaluations of new securities with attractive attributes and reevaluations of portfolio holdings.

•     In determining whether a company has favorable characteristics, the investment management team uses an evaluation process that includes, but is not limited to:

•     Quantitative review of fundamental factors such as earnings metrics, valuation and capital deployment;

•     Qualitative fundamental analysis, including assessment of management, products, markets and costs in order to develop an investment thesis and key metrics for future performance;

•     Risk management analysis in which risk exposures are measured and managed at the security, industry, sector and portfolio levels; and

•     Systematic evaluations of new securities with attractive attributes and reevaluations of portfolio holdings.

Standard & Poor’s® Ratings Services (“S&P”) does not endorse any of the securities in the S&P 500 Index. It is not a sponsor of the Funds and is not affiliated with the Funds in any way.

NIF Large Cap Growth Portfolio and NF Large Cap Growth Fund

The NIF Large Cap Growth Portfolio and NF Large Cap Growth Fund have identical investment objectives and investment strategies: each Fund seeks to provide long-term capital appreciation and each Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies, with market capitalizations at the time of investment not below $5 billion.

	NIF Large Cap Growth Portfolio	NF Large Cap Growth Fund
Investment Objective	The Portfolio seeks to provide long-term capital appreciation. Any income received is incidental to this objective.	The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.

	NIF Large Cap Growth Portfolio	NF Large Cap Growth Fund
Principal Investment Strategies

•   In seeking long-term capital appreciation, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.

•   Large capitalization companies generally are considered to be those whose market capitalizations are, at the time the Portfolio makes an investment, within the range of the market capitalization of the companies in the Russell 1000® Growth Index, but not below $5 billion in market capitalization.

•   Companies whose capitalization no longer meets this definition after purchase may continue to be considered large capitalization companies. As of May 31, 2012, the market capitalization of the companies in the Russell 1000 Growth Index was between $33.0 million and $538.3 billion. The size of companies in the Russell 1000 Growth Index changes with market conditions. In addition, changes to the composition of the Russell 1000 Growth Index can change the market capitalization range of companies in the Russell 1000 Growth Index. The Portfolio is not limited to the stocks included in the Russell 1000 Growth Index and may invest in other stocks that meet the Investment Adviser’s criteria discussed below.

•   In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.

•   Large capitalization companies generally are considered to be those whose market capitalization is, at the time the Fund makes an investment, within the range of the market capitalization of the companies in the Russell 1000® Growth Index, but not below $5 billion in market capitalization.

•   Companies whose capitalization no longer meets this definition after purchase may continue to be considered large capitalization companies. As of May 31, 2012, the market capitalization of the companies in the Russell 1000 Growth Index was between $33.0 million and $538.3 billion. The size of companies in the Russell 1000 Growth Index changes with market conditions. In addition, changes to the composition of the Russell 1000 Growth Index can change the market capitalization range of companies in the Russell 1000 Growth Index. The Fund is not limited to the stocks included in the Russell 1000 Growth Index and may invest in other stocks that meet the Investment Adviser’s criteria discussed below.

•   Using fundamental research and quantitative analysis, the investment management team buys securities of a somewhat limited number of companies (generally less than 100) that it believes have favorable growth characteristics relative to their peers. Similarly, the investment management team sells securities it believes no longer have these or other favorable characteristics. The team also may sell securities in order to maintain the desired portfolio securities composition of the Portfolio. In determining whether a company has favorable characteristics, the investment

•   Using fundamental research and quantitative analysis, the investment management team buys securities of a somewhat limited number of companies (generally less than 100) that it believes have favorable growth characteristics relative to their peers. Similarly, the investment management team sells securities it believes no longer have these or other favorable characteristics. The team also may sell securities in order to maintain the desired portfolio securities composition of the Fund. In determining whether a company has favorable characteristics, the investment

NIF Large Cap Growth Portfolio	NF Large Cap Growth Fund

management team uses an evaluation process that includes, but is not limited to:

•   Quantitative review of fundamental factors such as earnings metrics, valuation and capital deployment;

•   Qualitative fundamental analysis, including assessment of management, products, markets and costs in order to develop an investment thesis and key metrics for future performance;

•   Risk management analysis in which risk exposures are measured and managed at the security, industry, sector and portfolio levels; and

•   Systematic evaluations of new securities with attractive attributes and reevaluations of portfolio holdings.

•   The Portfolio, from time to time, may emphasize particular companies or market segments, such as technology, in attempting to achieve its investment objective. Many of the companies in which the Portfolio invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

management team uses an evaluation process that includes, but is not limited to:

•   Quantitative review of fundamental factors such as earnings metrics, valuation and capital deployment;

•   Qualitative fundamental analysis, including assessment of management, products, markets and costs in order to develop an investment thesis and key metrics for future performance;

•   Risk management analysis in which risk exposures are measured and managed at the security, industry, sector and portfolio levels; and

•   Systematic evaluations of new securities with attractive attributes and reevaluations of portfolio holdings.

•   The Fund, from time to time, may emphasize particular companies or market segments, such as technology, in attempting to achieve its investment objective. Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

• The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Portfolio.	• The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Frank Russell Company does not endorse any of the securities in the Russell 1000® Growth Index. It is not a sponsor of the Funds and is not affiliated with the Funds in any way.

NIF International Equity Portfolio and NF International Equity Fund

The NIF International Equity Portfolio and NF International Equity Fund have identical investment objectives and identical investment strategies: each Fund seeks to provide long-term capital appreciation and each Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of companies located in a number of countries throughout the world.

	NIF International Equity Portfolio	NF International Equity Fund
Investment Objective	The Portfolio seeks to provide long-term capital appreciation. Any income received is incidental to this objective.	The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.

	NIF International Equity Portfolio	NF International Equity Fund
Principal Investment Strategies

•    In seeking long-term capital appreciation, the Portfolio will invest, under normal circumstances, at least 80% of its net assets in equity securities. The Portfolio intends to invest in the securities of companies located in a number of countries throughout the world. These companies generally have market capitalizations in excess of $1 billion.

•    Using fundamental research and quantitative analysis, the investment management team buys securities of a broad mix of companies that it believes have favorable growth and valuation characteristics relative to their peers. Similarly, the investment management team sells securities it believes no longer have these or other favorable characteristics. The team also may sell securities in order to maintain the desired portfolio securities composition of the Portfolio. In determining whether a company has favorable characteristics, the investment management team uses an evaluation process that includes, but is not limited to:

•    In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities. The Fund intends to invest in the securities of companies located in a number of countries throughout the world. These companies generally have market capitalizations in excess of $1 billion.

•    Using fundamental research and quantitative analysis, the investment management team buys securities of a broad mix of companies that it believes have favorable growth and valuation characteristics relative to their peers. Similarly, the investment management team sells securities it believes no longer have these or other favorable characteristics. The team also may sell securities in order to maintain the desired portfolio securities composition of the Fund. In determining whether a company has favorable characteristics, the investment management team uses an evaluation process that includes, but is not limited to:

•    Quantitative review of fundamental factors such as earnings metrics, valuation and capital deployment;

•    Qualitative fundamental analysis, including assessment of management, products, markets and costs in order to develop an investment thesis and key metrics for future performance;

•    Risk management analysis in which risk exposures are measured and managed at the security, industry, sector and portfolio levels; and

•    Systematic evaluations of new securities with attractive attributes and reevaluations of portfolio holdings.

•    Quantitative review of fundamental factors such as earnings metrics, valuation and capital deployment;

•    Qualitative fundamental analysis, including assessment of management, products, markets and costs in order to develop an investment thesis and key metrics for future performance;

•    Risk management analysis in which risk exposures are measured and managed at the security, industry, sector and portfolio levels; and

•    Systematic evaluations of new securities with attractive attributes and reevaluations of portfolio holdings.

•    Although the Portfolio primarily invests in mature markets (such as Germany, Japan and the United Kingdom), it also may invest to a lesser extent in emerging markets (such as Argentina and China). The Portfolio, from time to time, may emphasize particular companies or market

•    Although the Fund primarily invests in mature markets (such as Germany, Japan and the United Kingdom), it may also invest to a lesser extent in emerging markets (such as Brazil and China). The Fund, from time to time, may emphasize particular companies or market segments

NIF International Equity Portfolio	NF International Equity Fund

segments in attempting to achieve its investment objective. Many of the companies in which the Portfolio invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

in attempting to achieve its investment objective. Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

NIF Equity Index Portfolio and NF Stock Index Fund

The NIF Equity Index Portfolio and NF Stock Index Fund have identical investment objectives and identical investment strategies: each Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P 500 Index and each Fund invests substantially all (and at least 80%) of its net assets in the equity securities included in the S&P 500 Index.

	NIF Equity Index Portfolio	NF Stock Index Fund
Investment Objective	The Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P 500 Index.	The Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P 500 Index.
Principal Investment Strategies

•    Under normal circumstances, the Portfolio will invest substantially all (and at least 80%) of its net assets in the equity securities of the companies that make up the S&P 500 Index, in weightings that approximate the relative composition of the securities contained in the S&P 500 Index, and in S&P 500 Index futures approved by the Commodity Futures Trading Commission.

•    The S&P 500 Index is an unmanaged index, which includes 500 companies operating across a broad spectrum of the U.S. economy, and its performance is widely considered representative of the U.S. stock market as a whole. As of May 31, 2012, the approximate market capitalization range of the companies in the S&P 500 Index was between $738.7 million and $538.7 billion.

•    The Portfolio is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500 Index using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the S&P 500 Index. Because the Portfolio will have fees and transaction expenses (while the S&P 500 Index has none), returns are likely to be below those of the S&P 500 Index.

•    Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in the equity securities included in the S&P 500 Index, in weightings that approximate the relative composition of the securities contained in the S&P 500 Index, and in S&P 500 Index futures approved by the Commodity Futures Trading Commission.

•    The S&P 500 Index is a capitalization-weighted index that includes 500 companies operating across a broad spectrum of the U.S. economy, and its performance is widely considered representative of the U.S. stock market as a whole. As of May 31, 2012, the approximate market capitalization range of the companies in the S&P 500 Index was between $738.7 million and $538.7 billion.

•    The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500 Index using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the S&P 500 Index. Because the Fund will have fees and transaction expenses (while the S&P 500 Index has none), returns are likely to be below those of the S&P 500 Index.

NIF Equity Index Portfolio	NF Stock Index Fund

•    The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Portfolio, before expenses, will track the performance of the S&P 500 Index within a 0.95 correlation coefficient.

•    The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Fund, before expenses, will track the performance of the S&P 500 Index within a 0.95 correlation coefficient.

S&P does not endorse any of the securities in the S&P 500 Index. It is not a sponsor of the Funds and is not affiliated with the Funds in any way.

NIF International Equity Index Portfolio and NF International Equity Index Fund

The NIF International Equity Index Portfolio and NF International Equity Index Fund have identical investment objectives and identical investment strategies: each Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the MSCI EAFE Index and each Fund invests substantially all (and at least 80%) of its net assets in the equity securities included in the MSCI EAFE Index.

	NIF International Equity Index Portfolio	NF International Equity Index Fund
Investment Objective	The Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the MSCI EAFE® Index.	The Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the MSCI EAFE® Index.

Principal Investment Strategies

•    Under normal circumstances, the Portfolio will invest substantially all (and at least 80%) of its net assets in the equity securities included in the MSCI EAFE Index, in weightings that approximate the relative composition of the securities contained in the MSCI EAFE Index, and in MSCI EAFE Index futures approved by the Commodity Futures Trading Commission.

•    Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in the equity securities included in the MSCI EAFE Index, in weightings that approximate the relative composition of the securities contained in the MSCI EAFE Index, and in MSCI EAFE Index futures approved by the Commodity Futures Trading Commission.

•    The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. As of May 31, 2012, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

•    The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. As of May 31, 2012, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

NIF International Equity Index Portfolio	NF International Equity Index Fund

•    The Portfolio is passively managed, which means it tries to duplicate the investment composition and performance of the MSCI EAFE Index by using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the MSCI EAFE Index.

•    Because the Portfolio will have fees and transaction expenses (while the MSCI EAFE Index has none), returns are likely to be below those of the MSCI EAFE Index.

•    Because the proportion of assets allocated to each country will approximate the relative country weights in the MSCI EAFE Index, more than 25% of the Portfolio’s assets may be invested in a single country (such as the United Kingdom or Japan). This may make the Portfolio’s performance more dependent upon the performance of a single country than if the Portfolio allocated its assets among issuers in a larger number of countries.

•    The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Portfolio, before expenses, will track the performance of the MSCI EAFE Index within a 0.95 correlation coefficient.

•    The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the MSCI EAFE Index by using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the MSCI EAFE Index.

•    Because the Fund will have fees and transaction expenses (while the MSCI EAFE Index has none), returns are likely to be below those of the MSCI EAFE Index.

•    Because the proportion of assets allocated to each country will approximate the relative country weights in the MSCI EAFE Index, more than 25% of the Fund’s assets may be invested in a single country (such as the United Kingdom and Japan).

•    This may make the Fund’s performance more dependent upon the performance of a single country than if the Fund allocated its assets among issuers in a larger number of countries.

•    The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Fund, before expenses, will track the performance of the MSCI EAFE Index within a 0.95 correlation coefficient.

Morgan Stanley Capital International (“MSCI”) does not endorse any of the securities in the MSCI EAFE Index. It is not a sponsor of the Funds and is not affiliated with the Funds in any way.

NIF Small Company Index Portfolio and NF Small Cap Index Fund

The NIF Small Company Index Portfolio and NF Small Cap Index Fund have identical investment objectives and identical investment strategies: each Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 2000 Index and each Fund invests substantially all (and at least 80%) of its net assets in the equity securities included in the Russell 2000 Index.

	NIF Small Company Index Portfolio	NF Small Cap Index Fund
Investment Objective	The Portfolio seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 2000 Index.	The Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 2000 Index.

	NIF Small Company Index Portfolio	NF Small Cap Index Fund
Principal Investment Strategies

•    Under normal circumstances, the Portfolio will invest substantially all (and at least 80%) of its net assets in the equity securities included in the Russell 2000 Index, in weightings that approximate the relative composition of securities contained in the Russell 2000 Index, and in Russell 2000 Index futures approved by the Commodity Futures Trading Commission.

•    The Russell 2000 Index is widely considered representative of smaller company stock performance as a whole. The companies in the Russell 2000 Index are selected according to their total market capitalization. Companies are not selected by Russell for inclusion in the Russell 2000 Index because they are expected to have superior stock price performance relative to the stock market in general or other stocks in particular. As of May 31, 2012, the approximate market capitalization range of the companies included in the Russell 2000 Index was between $2.9 million and $4.2 billion.

•    The Portfolio is passively managed, which means it tries to duplicate the investment composition and performance of the Russell 2000 Index by using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the Russell 2000 Index.

•    Because the Portfolio will have fees and transaction expenses (while the Russell 2000 Index has none), returns are likely to be below those of the Russell 2000 Index.

•    The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Portfolio, before expenses, will track the performance of the Russell 2000 Index within a 0.95 correlation coefficient.

•    Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in the equity securities included in the Russell 2000 Index, in weightings that approximate the relative composition of securities contained in the Russell 2000 Index, and in Russell 2000 Index futures approved by the Commodity Futures Trading Commission.

•    The Russell 2000 Index is widely considered representative of smaller company stock performance as a whole. The companies in the Russell 2000 Index are selected according to their total market capitalization. However, companies are not selected by Frank Russell Company (“Russell”) for inclusion in the Russell 2000 Index because they are expected to have superior stock price performance relative to the stock market in general or other stocks in particular. As of May 31, 2012, the approximate market capitalization range of the companies included in the Russell 2000 Index was between $2.9 million and $4.2 billion.

•    The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the Russell 2000 Index by using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the Russell 2000 Index.

•    Because the Fund will have fees and transaction expenses (while the Russell 2000 Index has none), returns are likely to be below those of the Russell 2000 Index.

•    The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Fund, before expenses, will track the performance of the Russell 2000 Index within a 0.95 correlation coefficient.

Frank Russell Company does not endorse any of the securities in the Russell 2000 Index. It is not a sponsor of the Funds and is not affiliated with the Funds in any way.

PRINCIPAL RISK FACTORS

All investments carry some degree of risk that will affect the value of a Fund’s investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in each Fund.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY FDIC OR ANY OTHER GOVERNMENT AGENCY.

Except as otherwise noted below, each Acquiring Fund has identical or substantially the same principal risk factors as the corresponding Acquired Fund. These risk factors are summarized below. For more information on the risks associated with the Acquiring Funds, see the Acquiring Funds’ Prospectuses and SAIs.

Comparison of Risk Factors of the Acquired Funds and Acquiring Funds

The principal risks of an Acquired Fund and its corresponding Acquiring Fund are not identical for the following Funds:

•	The NF Fixed Income Fund has one additional principal risk that the NIF Bond Portfolio and NIF Intermediate Bond Portfolio do not have: Inflation Risk.

•	The NF Short-Intermediate U.S. Government Fund has two additional principal risks that the NIF U.S. Government Securities Portfolio does not have: Inflation Risk and Credit (default) Risk.

NIF Bond Portfolio	NIF Intermediate Bond Portfolio	NF Fixed Income Fund
Market Risk Management Risk Liquidity Risk Interest Rate/Maturity Risk	Market Risk Management Risk Liquidity Risk Interest Rate/Maturity Risk	Market Risk Management Risk Liquidity Risk Interest Rate/Maturity Risk
Prepayment (or Call) Risk Debt Extension Risk Credit (or Default) Risk Portfolio Turnover Risk High-Yield Risk Foreign Securities Risk Currency Risk	Prepayment (or Call) Risk Debt Extension Risk Credit (or Default) Risk Portfolio Turnover Risk High-Yield Risk Foreign Securities Risk Currency Risk	Prepayment (or Call) Risk Debt Extension Risk Credit (or Default) Risk Portfolio Turnover Risk High-Yield Risk Foreign Securities Risk Currency Risk Inflation Risk

NIF U.S. Government Securities Portfolio	NF Short-Intermediate U.S. Government Fund
Market Risk Management Risk Liquidity Risk Interest Rate/Maturity Risk Prepayment (or Call) Risk Debt Extension Risk Portfolio Turnover Risk U.S. Government Securities Risk

Market Risk

Management Risk

Liquidity Risk

Interest Rate/Maturity Risk

Prepayment (or Call) Risk

Debt Extension Risk

Portfolio Turnover Risk

U.S. Government Securities Risk

Credit (or Default) Risk

Inflation Risk

NIF Large Cap Equity Portfolio	NF Large Cap Equity Fund
Market Risk Management Risk	Market Risk Management Risk

NIF Large Cap Growth Portfolio	NF Large Cap Growth Fund
Market Risk Management Risk Portfolio Turnover Risk Technology Securities Risk Mid Cap Stock Risk	Market Risk Management Risk Portfolio Turnover Risk Technology Securities Risk Mid Cap Stock Risk

NIF International Equity Portfolio	NF International Equity Fund
Market Risk Management Risk Foreign Securities Risk Currency Risk Emerging Markets Risk	Market Risk Management Risk Foreign Securities Risk Currency Risk Emerging Markets Risk

NIF Equity Index Portfolio	NF Stock Index Fund
Market Risk Management Risk Tracking Risk	Market Risk Management Risk Tracking Risk

NIF International Equity Index Portfolio	NF International Equity Index Fund
Market Risk Management Risk Tracking Risk Foreign Securities Risk Currency Risk	Market Risk Management Risk Tracking Risk Foreign Securities Risk Currency Risk

NIF Small Company Index Portfolio	NF Small Cap Index Fund
Market Risk Management Risk Tracking Risk Small Cap Stock Risk	Market Risk Management Risk Tracking Risk Small Cap Stock Risk

Fund Risk Descriptions

The following provides a description of the various risks referenced in the section above.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s net asset value is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

EMERGING MARKETS RISK is the risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. To the extent that the Fund’s assets are concentrated in a single country or geographic region, the Fund will be subject to the risks associated with that particular country or region.

HIGH-YIELD RISK is the risk that the Fund’s non-investment grade fixed-income securities, sometimes known as “junk bonds,” will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund’s return and net asset value. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

INFLATION RISK is the risk that interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced.

INTEREST RATE/MATURITY RISK is the risk that the value of the Fund’s assets will decline because of rising interest rates. This risk is generally lower for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed-income securities.

LIQUIDITY RISK is the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, adversely affecting the value of the Fund’s investments and its returns.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

MARKET RISK (Equity Funds) is the risk that the value of equity securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

MARKET RISK (Fixed Income Funds) is the risk that the market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

MID CAP STOCK RISK is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders. For the last fiscal year, the annual portfolio turnover rate of the Fund exceeded 100%.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

TECHNOLOGY SECURITIES RISK is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

TRACKING RISK is the risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

COMPARATIVE FEES AND EXPENSES

The following tables: (1) compare the fees and expenses of each Acquired Fund and corresponding Acquiring Fund based on actual expenses for the twelve-month period ended November 30, 2011 (adjusted, if applicable, for an increase in expense reimbursements effective January 1, 2012) for the Acquired Funds and for the twelve-month period ended March 31, 2012 (adjusted, if applicable, for a reduction in management fees effective August 24, 2012) for the Acquiring Funds; and (2) show the estimated fees and expenses for each Acquiring Fund combined with its corresponding Acquired Fund on an estimated pro forma basis after giving effect to the Reorganization as if the Reorganization had occurred on April 1, 2011 (adjusted, if applicable, for a reduction in management fees of the Acquiring Fund effective August 24, 2012). Pro forma expense levels should not be considered an actual representation of future expenses or performance. Pro forma levels project anticipated expense levels but actual expenses may be greater or less than those shown. With respect to the Reorganization involving the NIF Bond Portfolio and NIF Intermediate Bond Portfolio, the tables also show the Total Annual Fund Operating Expenses projected for the NF Fixed Income Fund on a pro forma basis after giving effect to the proposed Reorganization among the NF Fixed Income Fund, the NIF Bond Portfolio and the NIF Intermediate Bond Portfolio, based on combined net assets as if the Reorganization had occurred on April 1, 2011 (adjusted for a reduction in management fees of the Acquiring Fund effective August 24, 2012). As shown by the table, there are no transaction charges when you buy or sell shares of either Fund (other than the 2.00% redemption fee charged by the NF International Equity Fund, NIF International Equity Portfolio, NF International Equity Index Fund and NIF International Equity Index Portfolio on shares redeemed within 30 days), nor will there be any such charges following the Reorganization. THERE WILL NOT BE ANY FEE IMPOSED ON SHAREHOLDERS IN CONNECTION WITH THE REORGANIZATION.

NIF Bond Portfolio into NF Fixed Income Fund

NIF Bond Portfolio (Class A)			NF Fixed Income Fund
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees		0.40%	Management Fees(4)		0.40%
Distribution (12b-1) Fees		None	Distribution (12b-1) Fees		None
Other Expenses		0.16%	Other Expenses		0.28%
Administration Fees	0.10%		Administration Fees	0.15%
			Transfer Agency Fees	0.10%
Other Operating Expenses(1)	0.06%		Other Operating Expenses	0.03%
Acquired Fund Fees and Expenses		0.01%	Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses(2)		0.57%	Total Annual Fund Operating Expenses(5)		0.72%
Fee Waiver and Expense Reimbursement(3)		(0.20)%	Expense Reimbursement(6)		(0.23)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)		0.37%	Total Annual Fund Operating Expenses After Expense Reimbursement(5)		0.49%

(1)	Includes Transfer Agency Fees of 0.01% of the Fund’s average daily net assets.
(2)	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will not correlate to the Portfolio’s ratios of average net assets to (i) expenses before reimbursements and credits and (ii) expenses net of reimbursements and credits, respectively, included in the Portfolio’s Financial Highlights in the Portfolio’s Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
(3)	NTI has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Fund. If the Portfolio were not part of the Reorganization, the contractual waiver and reimbursement arrangement would be expected to continue until at least April 1, 2013. After this date, NTI or the Fund may terminate the contractual arrangements. The Board of Trustees of NIF may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Fund and its shareholders.

NF Fixed Income Fund After Reorganization (Pro Forma Combined)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees(4)		0.40%
Distribution (12b-1) Fees		None
Other Expenses		0.29%
Administration Fees	0.15%
Transfer Agency Fees	0.10%
Other Operating Expenses	0.04%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses		0.73%

Expense Reimbursement(6)		(0.24)%

Total Annual Fund Operating Expenses After Expense Reimbursement		0.49%

(4)	Management Fees have been restated to reflect a contractual reduction in the Acquiring Fund’s investment advisory fees effective August 24, 2012.
(5)	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (i) expenses before reimbursements and credits and (ii) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
(6)	NTI has contractually agreed to reimburse certain expenses of the Acquiring Fund (excluding Acquired Fund Fees and Expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of NF; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the “Total Annual Fund Operating Expenses After Expense Reimbursement” exceed 0.45%. This contractual limitation may not be terminated before September 20, 2013 without the approval of the Board of Trustees of NF.

NIF Intermediate Bond Portfolio into NF Fixed Income Fund

NIF Intermediate Bond Portfolio (Class A)			NF Fixed Income Fund
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees		0.40%	Management Fees(3)		0.40%
Distribution (12b-1) Fees		None	Distribution (12b-1) Fees		None
Other Expenses		0.32%	Other Expenses		0.28%
Administration Fees	0.10%		Administration Fees	0.15%
			Transfer Agency Fees	0.10%
Other Operating Expenses(1)	0.22%		Other Operating Expenses	0.03%
			Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses		0.72%	Total Annual Fund Operating Expenses(4)		0.72%
Fee Waiver and Expense Reimbursement(2)		(0.36)%	Expense Reimbursement(5)		(0.23)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.36%	Total Annual Fund Operating Expenses After Expense Reimbursement(4)		0.49%

(1)	Includes Transfer Agency Fees of 0.01% of the Fund’s average daily net assets.
(2)	NTI has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Fund. If the Portfolio were not part of the Reorganization, the contractual waiver and reimbursement arrangement would be expected to continue until at least April 1, 2013. After this date, NTI or the Fund may terminate the contractual arrangements. The Board of Trustees of NIF may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Fund and its shareholders.
(3)	Management Fees have been restated to reflect a contractual reduction in the Acquiring Fund’s investment advisory fees effective August 24, 2012.

NF Fixed Income Fund After Reorganization (Pro Forma Combined)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees(3)		0.40%
Distribution (12b-1) Fees		None
Other Expenses		0.29%
Administration Fees	0.15%
Transfer Agency Fees	0.10%
Other Operating Expenses	0.04%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses		0.73%

Expense Reimbursement(5)		(0.24)%

Total Annual Fund Operating Expenses After Expense Reimbursement		0.49%

(4)	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (i) expenses before reimbursements and credits and (ii) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
(5)	NTI has contractually agreed to reimburse certain expenses of the Acquiring Fund (excluding Acquired Fund Fees and Expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of NF; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the “Total Annual Fund Operating Expenses After Expense Reimbursement” exceed 0.45%. This contractual limitation may not be terminated before September 20, 2013 without the approval of the Board of Trustees of NF.

NIF Intermediate Bond Portfolio and NIF Bond Portfolio into NF Fixed Income Fund

NIF Intermediate Bond Portfolio (Class A)			NIF Bond Portfolio (Class A)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees		0.40%	Management Fees		0.40%
Distribution (12b-1) Fees		None	Distribution (12b-1) Fees		None
Other Expenses		0.32%	Other Expenses		0.16%
Administration Fees	0.10%		Administration Fees	0.10%

Other Operating Expenses(1)	0.22%		Other Operating Expenses(1)	0.06%
			Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.72%	Total Annual Fund Operating Expenses(3)		0.57%
Fee Waiver and Expense Reimbursement(2)		(0.36)%	Fee Waiver and Expense Reimbursement(2)		(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.36%	Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(3)		0.37%

(1)	Includes Transfer Agency Fees of 0.01% of the Fund’s average daily net assets.
(2)	NTI has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Fund. If the Portfolio were not part of the Reorganization, the contractual waiver and reimbursement arrangement would be expected to continue until at least April 1, 2013. After this date, NTI or the Fund may terminate the contractual arrangements. The Board of Trustees of NIF may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Fund and its shareholders.
(3)	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will not correlate to the Portfolio’s ratios of average net assets to (i) expenses before reimbursements and credits and (ii) expenses net of reimbursements and credits, respectively, included in the Portfolio’s Financial Highlights in the Portfolio’s Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.

NF Fixed Income Fund			NF Fixed Income Fund After Reorganization (Pro Forma Combined)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees(4)		0.40%	Management Fee(4)		0.40%
Distribution (12b-1) Fees		None	Distribution (12b-1) Fees		None
Other Expenses		0.28%	Other Expenses		0.29%
Administration Fees	0.15%		Administration Fees	0.15%
Transfer Agency Fees	0.10%		Transfer Agency Fees	0.10%
Other Operating Expenses	0.03%		Other Operating Expenses	0.04%
Acquired Fund Fees and Expenses		0.04%	Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses(5)		0.72%	Total Annual Fund Operating Expenses		0.73%

Expense Reimbursement(6)		(0.23)%	Expense Reimbursement(6)		(0.24)%
Total Annual Fund Operating Expenses After Expense Reimbursement(5)		0.49%	Total Annual Fund Operating Expenses After Expense Reimbursement		0.49%

(4)	Management Fees have been restated to reflect a contractual reduction in the Acquiring Fund’s investment advisory fees effective August 24, 2012.
(5)	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (i) expenses before reimbursements and credits and (ii) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
(6)	NTI has contractually agreed to reimburse certain expenses of the Acquiring Fund (excluding Acquired Fund Fees and Expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of NF; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the “Total Annual Fund Operating Expenses After Expense Reimbursement” exceed 0.45%. This contractual limitation may not be terminated before September 20, 2013 without the approval of the Board of Trustees of NF.

NIF U.S. Government Securities Portfolio into NF Short-Intermediate U.S. Government Fund

NIF U.S. Government Securities Portfolio (Class A)			NF Short-Intermediate U.S. Government Fund
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
		Class A
Management Fees		0.40%	Management Fees(3)		0.40%
Distribution (12b-1) Fees		None	Distribution (12b-1) Fees		None
Other Expenses		0.27%	Other Expenses		0.29%
Administration Fees	0.10%		Administration Fees	0.15%
			Transfer Agency Fees	0.10%
Other Operating Expenses(1)	0.17%		Other Operating Expenses	0.04%
			Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses		0.67%	Total Annual Fund Operating Expenses(4)		0.73%
Fee Waiver and Expense Reimbursement(2)		(0.31)%	Expense Reimbursement(5)		(0.29)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.36%	Total Annual Fund Operating Expenses After Expense Reimbursement(4)		0.44%

(1)	Includes Transfer Agency Fees of 0.01% of the Fund’s average daily net assets.
(2)	NTI has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Fund. If the Portfolio were not part of the Reorganization, the contractual waiver and reimbursement arrangement would be expected to continue until at least April 1, 2013. After this date, NTI or the Fund may terminate the contractual arrangements. The Board of Trustees of NIF may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Fund and its shareholders.
(3)	Management Fees have been restated to reflect a contractual reduction in the Acquiring Fund’s investment advisory fees effective August 24, 2012.

NF Short-Intermediate U.S. Government Fund After Reorganization (Pro Forma Combined)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees(3)		0.40%
Distribution (12b-1) Fees		None
Other Expenses		0.29%
Administration Fees	0.15%
Transfer Agency Fees	0.10%
Other Operating Expenses	0.04%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses		0.73%

Expense Reimbursement(5)		(0.29)%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.44%

(4)	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (i) expenses before reimbursements and credits and (ii) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
(5)	NTI has contractually agreed to reimburse certain expenses of the Acquiring Fund (excluding Acquired Fund Fees and Expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of NF; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the “Total Annual Fund Operating Expenses After Expense Reimbursement” exceed 0.40%. This contractual limitation may not be terminated before September 20, 2013 without the approval of the Board of Trustees of NF.

NIF Large Cap Equity Portfolio into NF Large Cap Equity Fund

NIF Large Cap Equity Portfolio (Class A)			NF Large Cap Equity Fund
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees		0.75%	Management Fees(3)		0.75%
Distribution (12b-1) Fees		None	Distribution (12b-1) Fees		None
Other Expenses		1.26%	Other Expenses		0.37%
Administration Fees	0.10%		Administration Fees	0.15%
			Transfer Agency Fees	0.10%
Other Operating Expenses(1)	1.16%		Other Operating Expenses	0.12%
Total Annual Fund Operating Expenses		2.01%	Total Annual Fund Operating Expenses		1.12%
Fee Waiver and Expense Reimbursement(2)		(1.25)%	Expense Reimbursement(4)		(0.27)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.76%	Total Annual Fund Operating Expenses After Expense Reimbursement		0.85%

(1)	Includes Transfer Agency Fees of 0.01% of the Fund’s average daily net assets.
(2)	NTI has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Fund. If the Portfolio were not part of the Reorganization, the contractual waiver and reimbursement arrangement would be expected to continue until at least April 1, 2013. After this date, NTI or the Fund may terminate the contractual arrangements. The Board of Trustees of NIF may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Fund and its shareholders.

NF Large Cap Equity Fund After Reorganization (Pro Forma Combined)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees(3)		0.75%
Distribution (12b-1) Fees		None
Other Expenses		0.37%
Administration Fees	0.15%
Transfer Agency Fees	0.10%
Other Operating Expenses	0.12%
Total Annual Fund Operating Expenses		1.12%

Expense Reimbursement(4)		(0.27)%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.85%

(3)	Management Fees have been restated to reflect a contractual reduction in the Acquiring Fund’s investment advisory fees effective August 24, 2012.
(4)	NTI has contractually agreed to reimburse certain expenses of the Acquiring Fund (excluding Acquired Fund Fees and Expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of NF; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the “Total Annual Fund Operating Expenses After Expense Reimbursement” exceed 0.85%. This contractual limitation may not be terminated before September 20, 2013 without the approval of the Board of Trustees of NF.

NIF Large Cap Growth Portfolio into NF Large Cap Growth Fund

NIF Large Cap Growth Portfolio (Class A)			NF Large Cap Growth Fund
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees		0.85%	Management Fees(3)		0.75%
Distribution (12b-1) Fees		None	Distribution (12b-1) Fees		None
Other Expenses		0.22%	Other Expenses		0.45%
Administration Fees	0.10%		Administration Fees	0.15%
			Transfer Agency Fees	0.10%
Other Operating Expenses(1)	0.12%		Other Operating Expenses	0.20%
			Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.07%	Total Annual Fund Operating Expenses(4)		1.21%
Fee Waiver and Expense Reimbursement(2)		(0.21)%	Expense Reimbursement(5)		(0.35)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.86%	Total Annual Fund Operating Expenses After Expense Reimbursement(4)		0.86%

(1)	Includes Transfer Agency Fees of 0.01% of the Fund’s average daily net assets.
(2)	NTI has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Fund. If the Portfolio were not part of the Reorganization, the contractual waiver and reimbursement arrangement would be expected to continue until at least April 1, 2013. After this date, NTI or the Fund may terminate the contractual arrangements. The Board of Trustees of NIF may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Fund and its shareholders.
(3)	Management Fees have been restated to reflect a contractual reduction in the Acquiring Fund’s investment advisory fees effective August 24, 2012.

NF Large Cap Growth Fund After Reorganization (Pro Forma Combined)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees(3)		0.75%
Distribution (12b-1) Fees		None
Other Expenses		0.36%
Administration Fees	0.15%
Transfer Agency Fees	0.10%
Other Operating Expenses	0.11%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.12%

Expense Reimbursement(5)		(0.26)%

Total Annual Fund Operating Expenses After Expense Reimbursement		0.86%

(4)	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratios of average net assets to (i) expenses before reimbursements and credits and (ii) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
(5)	NTI has contractually agreed to reimburse certain expenses of the Acquiring Fund (excluding Acquired Fund Fees and Expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of NF; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the “Total Annual Fund Operating Expenses After Expense Reimbursement” exceed 0.85%. This contractual limitation may not be terminated before September 20, 2013 without the approval of the Board of Trustees of NF.

NIF International Equity Portfolio into NF International Equity Fund

NIF International Equity Portfolio (Class A)			NF International Equity Fund
Shareholder Fees (fees paid directly from your investment)			Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)		2.00%	Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)		2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees		0.90%	Management Fees(3)		0.90%
Distribution (12b-1) Fees		None	Distribution (12b-1) Fees		None
Other Expenses		0.32%	Other Expenses		0.41%
Administration Fees	0.15%		Administration Fees	0.15%
			Transfer Agency Fees	0.10%
Other Operating Expenses(1)	0.17%		Other Operating Expenses	0.16%
Total Annual Fund Operating Expenses		1.22%	Total Annual Fund Operating Expenses		1.31%
Fee Waiver and Expense Reimbursement(2)		(0.16)%	Expense Reimbursement(4)		(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.06%	Total Annual Fund Operating Expenses After Expense Reimbursement		1.06%

(1)	Includes Transfer Agency Fees of 0.01% of the Fund’s average daily net assets.
(2)	NTI has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Fund. If the Portfolio were not part of the Reorganization, the contractual waiver and reimbursement arrangement would be expected to continue until at least April 1, 2013. After this date, NTI or the Fund may terminate the contractual arrangements. The Board of Trustees of NIF may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Fund and its shareholders.

NF International Equity Fund After Reorganization (Pro Forma Combined)
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)		2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees(3)		0.90%
Distribution (12b-1) Fees		None
Other Expenses		0.39%
Administration Fees	0.15%
Transfer Agency Fees	0.10%
Other Operating Expenses	0.14%
Total Annual Fund Operating Expenses		1.29%

Expense Reimbursement(4)		(0.23)%

Total Annual Fund Operating Expenses After Expense Reimbursement		1.06%

(3)	Management Fees have been restated to reflect a contractual reduction in the Acquiring Fund’s investment advisory fees effective August 24, 2012.
(4)	NTI has contractually agreed to reimburse certain expenses of the Acquiring Fund (excluding Acquired Fund Fees and Expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of NF; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the “Total Annual Fund Operating Expenses After Expense Reimbursement” exceed 1.06%. This contractual limitation may not be terminated before September 20, 2013 without the approval of the Board of Trustees of NF.

NIF Equity Index Portfolio into NF Stock Index Fund

NIF Equity Index Portfolio (Class A)			NF Stock Index Fund
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees		0.10%	Management Fees		0.10%
Distribution (12b-1) Fees		None	Distribution (12b-1) Fees		None
Other Expenses		0.14%	Other Expenses		0.29%
Administration Fees	0.10%		Administration Fees	0.15%
			Transfer Agency Fees	0.10%
Other Operating Expenses(1)	0.04%		Other Operating Expenses	0.04%
			Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.24%	Total Annual Fund Operating Expenses(3)		0.40%
Fee Waiver and Expense Reimbursement(2)		(0.14)%	Expense Reimbursement(4)		(0.29)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.10%	Total Annual Fund Operating Expenses After Expense Reimbursement(3)		0.11%

(1)	Includes Transfer Agency Fees of 0.01% of the Fund’s average daily net assets.
(2)	NTI has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Fund. If the Portfolio were not part of the Reorganization, the contractual waiver and reimbursement arrangement would be expected to continue until at least April 1, 2013. After this date, NTI or the Fund may terminate the contractual arrangements. The Board of Trustees of NIF may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Fund and its shareholders. Fee Waiver and Expense Reimbursement reflects the expense reimbursement effective January 1, 2012.

NF Stock Index Fund After Reorganization (Pro Forma Combined)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees		0.10%
Distribution (12b-1) Fees		None
Other Expenses		0.28%
Administration Fees	0.15%
Transfer Agency Fees	0.10%
Other Operating Expenses	0.03%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.39%

Expense Reimbursement(4)		(0.28)%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.11%

(3)	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratio of average net assets to (i) expenses before reimbursements and credits and (ii) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
(4)	NTI has contractually agreed to reimburse certain expenses of the Acquiring Fund (excluding Acquired Fund Fees and Expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of NF; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the “Total Annual Fund Operating Expenses After Expense Reimbursement” exceed 0.10%. This contractual limitation may not be terminated before September 20, 2013 without the approval of the Board of Trustees of NF.

NIF International Equity Index Portfolio into NF International Equity Index Fund

NIF International Equity Index Portfolio (Class A)			NF International Equity Index Fund
Shareholder Fees (fees paid directly from your investment)			Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Redemption Fee (within 30 days of purchase) (as a % of amount redeemed, if applicable)		2.00%	Redemption Fee (within 30 days of purchase) (as a % of amount redeemed, if applicable)		2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees		0.25%	Management Fees		0.25%
Distribution (12b-1) Fees		None	Distribution (12b-1) Fees		None
Other Expenses		0.31%	Other Expenses		0.37%
Administration Fees	0.15%		Administration Fees	0.15%
			Transfer Agency Fees	0.10%
Other Operating Expenses(1)	0.16%		Other Operating Expenses	0.12%
			Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.56%	Total Annual Fund Operating Expenses(3)		0.63%
Fee Waiver and Expense Reimbursement(2)		(0.31)%	Expense Reimbursement(4)		(0.37)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.25%	Total Annual Fund Operating Expenses After Expense Reimbursement(3)		0.26%

(1)	Includes Transfer Agency Fees of 0.01% of the Fund’s average daily net assets.
(2)	NTI has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Fund. If the Portfolio were not part of the Reorganization, the contractual waiver and reimbursement arrangement would be expected to continue until at least April 1, 2013. After this date, NTI or the Fund may terminate the contractual arrangements. The Board of Trustees of NIF may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Fund and its shareholders. Fee Waiver and Expense Reimbursement reflects the expense reimbursement effective January 1, 2012.

NF International Equity Index Fund After Reorganization (Pro Forma Combined)
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Redemption Fee (within 30 days of purchase) (as a % of amount redeemed, if applicable)		2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees		0.25%
Distribution (12b-1) Fees		None
Other Expenses		0.37%
Administration Fees	0.15%
Transfer Agency Fees	0.10%
Other Operating Expenses	0.12%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.63%

Expense Reimbursement(4)		(0.37)%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.26%

(3)	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratio of average net assets to (i) expenses before reimbursements and credits and (ii) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
(4)	NTI has contractually agreed to reimburse certain expenses of the Acquiring Fund (excluding Acquired Fund Fees and Expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of NF; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the “Total Annual Fund Operating Expenses After Expense Reimbursement” exceed 0.25%. This contractual limitation may not be terminated before September 20, 2013 without the approval of the Board of Trustees of NF.

NIF Small Company Index Portfolio into NF Small Cap Index Fund

NIF Small Company Index Portfolio (Class A)			NF Small Cap Index Fund
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)			Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees		0.20%	Management Fees		0.20%
Distribution (12b-1) Fees		None	Distribution (12b-1) Fees		None
Other Expenses		0.33%	Other Expenses		0.33%
Administration Fees	0.10%		Administration Fees	0.15%
			Transfer Agency Fees	0.10%
Other Operating Expenses(1)	0.23%		Other Operating Expenses	0.08%
			Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.53%	Total Annual Fund Operating Expenses(3)		0.54%
Fee Waiver and Expense Reimbursement(2)		(0.38)%	Expense Reimbursement(4)		(0.38)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.15%	Total Annual Fund Operating Expenses After Expense Reimbursement(3)		0.16%

(1)	Includes Transfer Agency Fees of 0.01% of the Fund’s average daily net assets.
(2)	NTI has contractually agreed to waive a portion of its management fees and reimburse certain expenses of the Fund. If the Portfolio were not part of the Reorganization, the contractual waiver and reimbursement arrangement would be expected to continue until at least April 1, 2013. After this date, NTI or the Fund may terminate the contractual arrangements. The Board of Trustees of NIF may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Fund and its shareholders. Fee Waiver and Expense Reimbursement reflects the expense reimbursement effective January 1, 2012.

NF Small Cap Index Fund After Reorganization (Pro Forma Combined)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management Fees		0.20%
Distribution (12b-1) Fees		None
Other Expenses		0.31%
Administration Fees	0.15%
Transfer Agency Fees	0.10%
Other Operating Expenses	0.06%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		0.52%

Expense Reimbursement(4)		(0.36)%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.16%

(3)	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund’s ratio of average net assets to (i) expenses before reimbursements and credits and (ii) expenses net of reimbursements and credits, respectively, included in the Fund’s Financial Highlights in the Fund’s Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
(4)	NTI has contractually agreed to reimburse certain expenses of the Acquiring Fund (excluding Acquired Fund Fees and Expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of NF; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the “Total Annual Fund Operating Expenses After Expense Reimbursement” exceed 0.15%. This contractual limitation may not be terminated before September 20, 2013 without the approval of the Board of Trustees of NF.

EXPENSE EXAMPLES

The examples are intended to help you compare the cost of investing in the relevant Fund. The examples assume that you invest $10,000 for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same (taking into account the fee waiver and/or expense reimbursement arrangement for one year). With respect to the Reorganization involving the NIF Bond Portfolio and NIF Intermediate Bond Portfolio, the tables also show examples for the NF Fixed Income Fund on a pro forma basis after giving effect to the proposed Reorganization among the NF Fixed Income Fund, the NIF Bond Portfolio and the NIF Intermediate Bond Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

NIF Bond Portfolio into NF Fixed Income Fund

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
NIF Bond Portfolio	$38	$162	$298	$694
NF Fixed Income Fund	$50	$207	$378	$873
Pro Forma Combined Fund	$50	$209	$382	$884

NIF Intermediate Bond Portfolio into NF Fixed Income Fund

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
NIF Intermediate Bond Portfolio	$37	$194	$365	$861
NF Fixed Income Fund	$50	$207	$378	873
Pro Forma Combined Fund	$50	$209	$382	$884

NIF Bond Portfolio and NIF Intermediate Bond Portfolio into NF Fixed Income Fund

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
NIF Bond Portfolio	$38	$162	$298	$694
NIF Intermediate Bond Portfolio	$37	$194	$365	$861
NF Fixed Income Fund	$50	$207	$378	$873
Pro Forma Combined Fund	$50	$209	$382	$884

NIF U.S. Government Securities Portfolio into NF Short-Intermediate U.S. Government Fund

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
NIF U.S. Government Securities Portfolio	$37	$183	$342	$805
NF Short-Intermediate U.S. Government Fund	$45	$204	$377	$879
Pro Forma Combined Fund	$45	$204	$377	$879

NIF Large Cap Equity Portfolio into NF Large Cap Equity Fund

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
NIF Large Cap Equity Portfolio	$78	$509	$967	$2,237
NF Large Cap Equity Fund	$87	$329	$591	$1,339
Pro Forma Combined Fund	$87	$329	$591	$1,339

NIF Large Cap Growth Portfolio into NF Large Cap Growth Fund

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
NIF Large Cap Growth Portfolio	$88	$319	$570	$1,287
NF Large Cap Growth Fund	$88	$349	$631	$1,435
Pro Forma Combined Fund	$88	$330	$592	$1,340

NIF International Equity Portfolio into NF International Equity Fund

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
NIF International Equity Portfolio	$108	$371	$655	$1,463
NF International Equity Fund	$108	$391	$694	$1,557
Pro Forma Combined Fund	$108	$386	$686	$1,536

NIF Equity Index Portfolio into NF Stock Index Fund

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
NIF Equity Index Portfolio	$10	$63	$121	$292
NF Stock Index Fund	$11	$99	$195	$477
Pro Forma Combined Fund	$11	$97	$191	$465

NIF International Equity Index Portfolio into NF International Equity Index Fund

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
NIF International Equity Index Portfolio	$26	$148	$282	$672
NF International Equity Index Fund	$27	$164	$315	$751
Pro Forma Combined Fund	$27	$164	$315	$751

NIF Small Company Index Portfolio into NF Small Cap Index Fund

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
NIF Small Company Index Portfolio	$15	$132	$258	$628
NF Small Cap Index Fund	$16	$135	$264	$641
Pro Forma Combined Fund	$16	$130	$255	$618

PORTFOLIO TURNOVER

Each Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Examples above, affect the Fund’s performance. During each Fund’s most recent fiscal year (ended November 30, 2011 for each Acquired Fund and ended March 31, 2012 for each Acquiring Fund), the Fund’s portfolio turnover rate was as follows (expressed as percentage of the average value of its portfolio):

Acquired Fund	Portfolio Turnover Rate	Acquiring Fund	Portfolio Turnover Rate
NIF Bond Portfolio	754.20%	NF Fixed Income Fund	699.97%
NIF Intermediate Bond Portfolio	779.22%	NF Fixed Income Fund	699.97%
NIF U.S. Government Securities Portfolio	1,179.64%	NF Short-Intermediate U.S. Government Fund	1,331.05%
NIF Large Cap Equity Portfolio	67.02%	NF Large Cap Equity Fund	63.65%
NIF Large Cap Growth Portfolio	49.54%	NF Large Cap Growth Fund	36.04%
NIF International Equity Portfolio	37.54%	NF International Equity Fund	37.68%
NIF Equity Index Portfolio	3.65%	NF Stock Index Fund	2.73%
NIF International Equity Index Portfolio	19.71%	NF International Equity Index Fund	30.63%
NIF Small Company Index Portfolio	18.23%	NF Small Cap Index Fund	16.51%

COMPARISON OF PURCHASE/REDEMPTION/EXCHANGE POLICIES

You generally may buy and sell shares in an Acquiring Fund or an Acquired Fund on any day when the New York Stock Exchange is open for trading. This section will help you compare the purchase/redemption and exchange polices of the Acquired Funds and the Acquiring Funds. Please be aware that this is only a brief discussion. For more complete information concerning pricing, purchase and redemption procedures and exchange privileges, please see each Acquiring Fund’s Prospectus, which accompanies this Prospectus/Information Statement, its Statement of Additional Information and the Acquired Funds’ Prospectuses and Statement of Additional Information.

The procedures to price, purchase, redeem and exchange shares of the Acquired Funds and Acquiring Funds are substantially similar. However, there are some important differences as set forth in the following table:

	Acquired Funds	Acquiring Funds
Initial Investment Minimum	$ 5 million or more	$2,500 ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates)

Subsequent Investment Minimum	$0	$50 (except for reinvestments of distributions for which there is no minimum).

Purchasing and Selling Shares

Shares are available to institutional investors, acting on their own behalf or on behalf of their customers. Institutional investors include: (1) defined contribution plans having at least $30 million in assets or annual contributions of at least $5 million; (2) corporations, partnerships, business trusts, and other institutions and organizations; and Northern Trust personal financial services clients having at least $500 million in total assets at Northern Trust

Shares may be purchased or sold through an:

•      Institutional Account at Northern Trust

•      Account at an Authorized Intermediary

•      Account at Northern Institutional Funds

Shares may be purchased or sold through an: • Account at Northern Trust • Account at an Authorized Intermediary • Account at Northern Funds

Exchange Privileges	A $1,000 minimum investment applies to exchanges.	No investment minimum

Other Features		Automatic Investment[1] Systematic Withdrawal[2] Northern Trust Private Passport Program[3]

[1]	Automatic investment in the Acquiring Funds requires a $250 initial minimum plus $50 for monthly minimum additions.
[2]

If you own shares of an Acquiring Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other NF Funds.

[3]

You may initiate transactions between Northern Trust banking and Fund accounts by internet using Northern Trust Private Passport. For details and to sign up for this service, go to www.northernfunds.com.

Shareholder Servicing Plans of the Acquiring Funds

The Acquired Funds are not subject to shareholder servicing fees.

The Acquiring Funds may enter into agreements with certain financial intermediaries, including affiliates of NTI, that perform support services for their customers who own Acquiring Fund shares (“Service Organizations”).

For their services, Service Organizations may receive fees from an Acquiring Fund at annual rates of up to 0.25% of the average daily net asset value of the shares covered by their agreements. Because these fees are paid out of the Acquiring Funds’ assets on an on-going basis, they may increase the cost of your investment in the Acquiring Funds. The Acquiring Funds’ arrangements with Service Organizations under the agreements are governed by a Service Plan, which has been adopted by the Board of Trustees of NF.

COMPARISON OF DIVIDENDS AND OTHER DISTRIBUTIONS

Dividends from net investment income (if any) are declared and paid by the Acquired Funds and the Acquiring Funds as described in the table below. The dividend and distributions policies of the Acquired Fund and its corresponding Acquiring Fund are identical except for the following Funds:

•	The NIF Bond Portfolio and the NIF Intermediate Bond Portfolio declare and pay dividends from net investment income monthly, whereas the NF Fixed Income Fund declares dividends daily and pays monthly.

•	The NIF U.S. Government Securities Portfolio declares and pays dividends monthly, whereas the NF Short-Intermediate U.S. Government Fund declares dividends daily and pays monthly;

•	The NIF Large Cap Equity Portfolio declares and pays dividends annually, whereas the NF Large Cap Equity Fund declares and pays dividends quarterly.

Acquired Fund	Dividends, if any, Declared and Paid	Acquiring Fund	Dividends, if any, Declared and Paid
NIF Bond Portfolio	Monthly	NF Fixed Income Fund	Declared daily, paid monthly
NIF Intermediate Bond Portfolio	Monthly	NF Fixed Income Fund	Declared daily, paid monthly
NIF U.S. Government Securities Portfolio	Monthly	NF Short-Intermediate U.S. Government Fund	Declared daily, paid monthly
NIF Large Cap Equity Portfolio	Annually	NF Large Cap Equity Fund	Quarterly
NIF Large Cap Growth Portfolio	Annually	NF Large Cap Growth Fund	Annually
NIF International Equity Portfolio	Annually	NF International Equity Fund	Annually
NIF Equity Index Portfolio	Quarterly	NF Stock Index Fund	Quarterly
NIF Small Company Index Portfolio	Annually	NF Small Cap Index Fund	Annually
NIF International Equity Index Portfolio	Annually	NF International Equity Index Fund	Annually

Distributions from realized net capital gains (if any) are declared and paid by each Fund annually. Each Acquired Fund and each Acquiring Fund may make additional dividend or capital gains distributions to shareholders to the extent necessary, to avoid the imposition of any federal income or excise tax on the Fund. For more complete information concerning dividends and distributions and tax considerations, please see each Acquiring Fund’s Prospectus, which accompanies this Prospectus/Information Statement, its Statement of Additional Information and the Acquired Funds’ Prospectuses and Statement of Additional Information.

SERVICE PROVIDERS

NTI, an Illinois State Banking Corporation, serves as the investment adviser to each Acquired Fund and each Acquiring Fund and is located at 50 South LaSalle Street, Chicago, IL 60603. NTI is an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. The same individuals currently serve as portfolio managers for an Acquired Fund and its corresponding Acquiring Fund.

Each Trust’s Board is comprised of the same individuals. The following table lists the service providers for each Acquired Fund and each Acquiring Fund.

Service Provider	Acquired Funds	Acquiring Funds
Distributor	Northern Funds Distributors, LLC	Northern Funds Distributors, LLC
Custodian	The Northern Trust Company	The Northern Trust Company
Transfer Agent	The Northern Trust Company	The Northern Trust Company
Fund and Independent Trustees’ Counsel	Drinker Biddle & Reath LLP	Drinker Biddle & Reath LLP
Independent Registered Public Accounting Firm	Ernst & Young LLP	Deloitte & Touche LLP

Pursuant to an exemptive order issued by the SEC concerning such arrangements, The Northern Trust Company renders securities lending services to the Acquired Funds. For such services, The Northern Trust Company receives a percentage of securities lending revenue generated by each lending Portfolio. The Acquiring Funds are not currently authorized to engage in securities lending activities.

For a detailed description of the Funds’ service providers, see each Fund’s respective prospectus.

PORTFOLIO MANAGERS

The same portfolio manager(s) manage each Acquired Fund and its respective Acquiring Fund.

The managers for the NIF Bond Portfolio, NIF Intermediate Bond Portfolio and the NF Fixed Income Fund are Fred A. Azar, Vice President of Northern Trust Investments, Inc., and Bradley Camden, Vice President of Northern Trust Investments, Inc. Mr. Azar and Mr. Camden have been managers of the Portfolios since November 2011. Mr. Azar joined Northern Trust Investments, Inc. in 2004 and is a senior portfolio manager in the active long duration fixed income group, responsible for trading corporate debt and securitized products. Mr. Camden joined Northern Trust Investments, Inc. in 2005 and has assisted in the management of various fixed-income portfolios.

The managers for the NIF U.S. Government Securities Portfolio and the NF Short-Intermediate Government Fund are Daniel J. Personette, Vice President of Northern Trust Investments, Inc., and Brian W. Hart, Officer of Northern Trust Investments, Inc. Mr. Personette and Mr. Hart have been managers of the Portfolio since November 2006 and November 2011, respectively. Mr. Personette joined Northern Trust Investments, Inc. in 1996 and has managed various fixed-income portfolios. Mr. Hart joined Northern Trust Investments, Inc. in 2009 and is an associate portfolio manager on the taxable long duration team.

The managers for the NIF Large Cap Equity Portfolio and the NF Large Cap Equity Fund are Matthew Peron, Senior Vice President of Northern Trust Investments, Inc., and Christopher D. Shipley, Senior Vice

President of Northern Trust Investments, Inc. Both have had such responsibility since March 2011. Since joining Northern Trust Investments, Inc. in November 2005, Mr. Peron has managed various equity portfolios. From January 2005 to November 2005, Mr. Peron was the deputy chief risk officer for Alliance Capital Management. Since joining Northern Trust Investments, Inc. in April 2000, Mr. Shipley was an equity analyst until December 2010, when he became the director of equity research.

The managers for the NIF Large Cap Growth Portfolio and the NF Large Cap Growth Fund are Joseph R. Diehl, Jr., Senior Vice President of Northern Trust Investments, Inc. and Greg M. Newman, Vice President of Northern Trust Investments, Inc. Both have been managers since July 2009. Mr. Diehl joined Northern Trust Investments, Inc. in 1971 and has managed and co-managed the Thematic Large Cap Growth Separately Managed Account team since 1997. He has also managed funds for individuals, retirement plans and charitable foundations. Mr. Newman joined Northern Trust Investments, Inc. in 1997 and has co-managed the Thematic Large Cap Growth Separately Managed Account team since 2007. Prior to this, Mr. Newman managed customized portfolios for individuals, retirement plans and charitable foundations.

The manager for the NIF International Equity Portfolio and the NF International Equity Fund is Douglas McEldowney, Senior Vice President of Northern Trust Investments, Inc. Mr. McEldowney has been manager since March 2011. Mr. McEldowney joined Northern Trust Investments, Inc. in 2006 and has managed various equity and fixed-income portfolios. From 2003 to 2006, Mr. McEldowney served as a portfolio manager at Franklin Templeton.

The managers for the NIF Equity Index Portfolio, NIF Small Company Index Portfolio and the NF Stock Index Fund and the NF Small Cap Index Fund are Chad M. Rakvin and Brent Reeder, both Senior Vice Presidents of Northern Trust Investments, Inc. Mr. Rakvin has been manager since September 2005, and Mr. Reeder since November 2006. Mr. Rakvin joined Northern Trust Investments, Inc. in 2004, and has been a member of the quantitative management group for domestic index products. Mr. Reeder joined Northern Trust Investments, Inc. in 1993 and manages quantitative equity portfolios.

The managers for the NIF International Equity Index Portfolio and the NF International Equity Index Fund are Shaun Murphy, Senior Vice President of Northern Trust Investments, Inc. and Steven J. Santiccioli, Vice President of Northern Trust Investments, Inc. Mr. Murphy has been manager since November 2006, and Mr. Santiccioli since July 2007. Mr. Murphy is the U.S. team leader for international quantitative equity products. Mr. Santiccioli has managed various quantitative equity portfolios since joining Northern Trust Investments, Inc. in 2003.

Additional information about each manager’s compensation, other accounts managed by the manager and the manager’s ownership of securities issued by the Funds managed by the manager is available in the respective Fund’s Statement of Additional Information.

LEGAL PROCEEDINGS

NF Stock Index Fund

In 2007, the NF Stock Index Fund was a shareholder of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. On December 8, 2008, Tribune filed for bankruptcy in the U.S. Bankruptcy Court for the District of Delaware.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of

Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). On June 2, 2011, a second suit was initiated by certain creditors of Tribune and named Northern Funds as a defendant in the Delaware Superior Court with respect to claims related to the Tribune LBO (Niese et al. v. A.G. Edwards, Inc. et al.), which was subsequently removed to federal court in the United States District Court, District of Delaware. The indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant on June 2, 2011 in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.).

Each of the above proceedings to which Northern Funds is a party attempts to “clawback” the proceeds paid out in connection with the LBO. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds of the LBO. Each of the above proceedings has now been consolidated into a Multi-District Litigation (“MDL”) proceeding, pending in the Southern District of New York. Except for certain administrative and organizational matters, the cases have generally been stayed pursuant to orders of the Court. As expected, in September 2012, the Court in the MDL proceeding entered an order modifying the stay and establishing a schedule and process with respect to certain of the proceedings.

The value of the proceeds received by the NF Stock Index Fund in the LBO was approximately $418,000. The Fund cannot predict the outcome of these proceedings. The complaints allege no misconduct by the Fund or any member of the putative defendant class, and the Fund intends to vigorously defend any lawsuit. The Fund is currently assessing the cases, but the value of the proceeds is not considered to be material to the Stock Index Fund’s net asset value.

NIF Equity Index Portfolio

In 2007, the NIF Equity Index Portfolio was a shareholder of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. On December 8, 2008, Tribune filed for bankruptcy in the U.S. Bankruptcy Court for the District of Delaware.

On December 7, 2010, Northern Institutional Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). On June 2, 2011, a second suit was initiated by certain creditors of Tribune and named Northern Institutional Funds as a defendant in the Delaware Superior Court with respect to claims related to the Tribune LBO (Niese et al. v. A.G. Edwards, Inc. et al.), which was subsequently removed to federal court in the United States District Court, District of Delaware. The indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Institutional Funds as a defendant on June 2, 2011 in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.).

Each of the above proceedings to which Northern Institutional Funds is a party attempts to “clawback” the proceeds paid out in connection with the LBO. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds of the LBO. Each of the above proceedings has now been consolidated into a Multi-District Litigation (“MDL”) proceeding, pending in the Southern District of New York. Except for certain administrative and organizational matters, the cases have generally been stayed pursuant to orders of the Court. As expected, in September 2012, the Court in the MDL proceeding entered an order modifying the stay and establishing a schedule and process with respect to certain of the proceedings.

The value of the proceeds received by the NIF Equity Index Portfolio in the LBO was approximately $371,000. The Portfolio cannot predict the outcome of these proceedings. The complaints allege no misconduct by the Portfolio or any member of the putative defendant class, and the Portfolio intends to vigorously defend any lawsuit. The Portfolio is currently assessing the cases, but the value of the proceeds is not considered to be material to the Equity Index Portfolio’s net asset value.

INVESTMENT ADVISORY FEES

As compensation for advisory services and the assumption of related expenses, NTI is entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the tables below (expressed as a percentage of each Fund’s respective average daily net assets). The tables below reflect the advisory fees paid by the Acquired Funds for the fiscal year ended November 30, 2011 and by the Acquiring Funds for the fiscal year ended March 31, 2012 (in each case expressed as a percentage of each Fund’s average daily net assets).

A discussion regarding the NIF Board of Trustees’ basis for its most recent approval of each Acquired Fund’s Advisory Agreement is available in each Acquired Fund’s Semi-Annual Report to shareholders for the six-month period ended May 31, 2012. A discussion regarding the NF Board of Trustees’ basis for its most recent approval of each Acquiring Fund’s Advisory Agreement is available in each Acquiring Fund’s Semi-Annual Report to shareholders for the six-month period ended September 30, 2011.

NIF Bond Portfolio into NF Fixed Income Fund

Fund	Contractual Rate	Advisory fee Rate Paid for Fiscal Year Ended 11/30/2011
NIF Bond Portfolio	0.40%	0.25	%*

	Contractual Rate**			Advisory Fee Rate Paid for Fiscal Year Ended 3/31/2012
Fund	First $1.5 Billion	Next $1 Billion	Over $2.5 Billion
NF Fixed Income Fund	0.40%	0.38%	0.36%	0.70%

NIF Intermediate Bond Portfolio into NF Fixed Income Fund

Fund	Contractual Rate	Advisory fee Rate Paid for Fiscal Year Ended 11/30/2011
NIF Intermediate Bond Portfolio	0.40%	0.25	%*

	Contractual Rate**			Advisory Fee Rate Paid for Fiscal Year Ended 3/31/2012
Fund	First $1.5 Billion	Next $1 Billion	Over $2.5 Billion
NF Fixed Income Fund	0.40%	0.38%	0.36%	0.70%

NIF U.S. Government Securities Portfolio into NF Short-Intermediate U.S. Government Fund

Fund	Contractual Rate	Advisory fee Rate Paid for Fiscal Year Ended 11/30/2011
NIF U.S. Government Securities Portfolio	0.40%	0.25	%*

*	NTI has contractually agreed to waive a portion of the advisory fees charged to the Fund.
**	The NF Board of Trustees approved a contractual fee reduction for the Fund effective August 24, 2012.

	Contractual Rate**			Advisory Fee Rate Paid for Fiscal Year Ended 3/31/2012
Fund	First $1.5 Billion	Next $1 Billion	Over $2.5 Billion
NF Short-Intermediate U.S. Government Fund	0.40%	0.38%	0.36%	0.70%

NIF Large Cap Equity Portfolio into NF Large Cap Equity Fund

Fund	Contractual Rate	Advisory fee Rate Paid for Fiscal Year Ended 11/30/2011
NIF Large Cap Equity Portfolio	0.75%	0.65	%*

	Contractual Rate**			Advisory Fee Rate Paid for Fiscal Year Ended 3/31/2012
Fund	First $1 Billion	Next $1 Billion	Over $2 Billion
NF Large Cap Equity Fund	0.75%	0.71%	0.68%	0.85%

NIF Large Cap Growth Portfolio into NF Large Cap Growth Fund

Fund	Contractual Rate	Advisory fee Rate Paid for Fiscal Year Ended 11/30/2011
NIF Large Cap Growth Portfolio	0.85%	0.75	%*

	Contractual Rate**			Advisory Fee Rate Paid for Fiscal Year Ended 3/31/2012
Fund	First $1 Billion	Next $1 Billion	Over $2 Billion
NF Large Cap Growth Fund	0.75%	0.71%	0.68%	0.85%

NIF International Equity Portfolio into NF International Equity Fund

Fund	Contractual Rate	Advisory fee Rate Paid for Fiscal Year Ended 11/30/2011
NIF International Equity Portfolio	0.90%	0.80	%*

	Contractual Rate**			Advisory Fee Rate Paid for Fiscal Year Ended 3/31/2012
Fund	First $1 Billion	Next $1 Billion	Over $2 Billion
NF International Equity Fund	0.90%	0.85%	0.81%	1.00%

*	NTI has contractually agreed to waive a portion of the advisory fees charged to the Fund.
**	The NF Board of Trustees approved a contractual fee reduction for the Fund effective August 24, 2012.

NIF Equity Index Portfolio into NF Stock Index Fund

Fund	Contractual Rate	Advisory fee Rate Paid for Fiscal Year Ended 11/30/2011
NIF Equity Index Portfolio	0.10%	0.10%

Fund	Contractual Rate	Advisory fee Rate Paid for Fiscal Year Ended 3/31/2012
NF Stock Index Fund	0.10%	0.10%

NIF International Equity Index Portfolio into NF International Equity Index Fund

Fund	Contractual Rate	Advisory fee Rate Paid for Fiscal Year Ended 11/30/2011
NIF International Equity Index Portfolio	0.25%	0.25%

Fund	Contractual Rate	Advisory fee Rate Paid for Fiscal Year Ended 3/31/2012
NF International Equity Index Fund	0.25%	0.25%

NIF Small Company Index Portfolio into NF Small Cap Index Fund

Fund	Contractual Rate	Advisory fee Rate Paid for Fiscal Year Ended 11/30/2011
NIF Small Company Index Portfolio	0.20%	0.20%

Fund	Contractual Rate	Advisory fee Rate Paid for Fiscal Year Ended 3/31/2012
NF Small Cap Index Fund	0.20%	0.20%

FUND PERFORMANCE

THE BAR CHARTS AND TABLES THAT FOLLOW PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN EACH ACQUIRED FUND AND ITS CORRESPONDING ACQUIRING FUND BY SHOWING: (A) CHANGES IN THE PERFORMANCE OF EACH ACQUIRED FUND AND THE CORRESPONDING ACQUIRING FUND FROM YEAR TO YEAR; AND (B) HOW THE AVERAGE ANNUAL RETURNS OF EACH ACQUIRED FUND AND THE CORRESPONDING ACQUIRING FUND COMPARE TO THOSE OF A BROAD-BASED SECURITIES MARKET INDEX.

The bar charts and tables assume reinvestment of dividends and distributions. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee reductions and expense reimbursements that were in effect during the periods presented. If fee reductions and expense reimbursements were not in place, a Fund’s performance would have been reduced.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

Each Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Acquired Funds is available and may be obtained on the Acquired Funds’ Web site at www.northernfunds.com/institutional or by calling 800-637-1380. Updated performance information for the Acquiring Funds is available and may be obtained on the Acquiring Funds’ Web site at www.northernfunds.com or by calling 800-595-9111.

NIF BOND PORTFOLIO

CALENDAR YEAR TOTAL RETURN (CLASS A)*

*	For the periods shown in the bar chart above, the highest quarterly return was 4.34% in the fourth quarter of 2008, and the lowest quarterly return was (2.43)% in the second quarter of 2004.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2011)

	INCEPTION DATE	1-Year	5-Year	10-Year	SINCE INCEPTION
Class A
Return before taxes	1/11/93	7.85%	6.38%	5.80%	6.51%
Return after taxes on distributions		6.53%	4.83%	4.09%	4.21%
Return after taxes on distributions and sale of Portfolio shares		5.07%	4.54%	3.94%	4.14%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%	6.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

NIF INTERMEDIATE BOND PORTFOLIO

CALENDAR YEAR TOTAL RETURN (CLASS A)*

*	For the periods shown in the bar chart above, the highest quarterly return was 4.85% in the fourth quarter of 2008, and the lowest quarterly return was (2.57)% in the second quarter of 2004.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2011)

	INCEPTION DATE	1-Year	5-Year	10-Year	SINCE INCEPTION
Class A
Return before taxes	8/1/97	5.89%	5.87%	5.08%	5.29%
Return after taxes on distributions		4.14%	4.25%	3.54%	3.47%
Return after taxes on distributions and sale of Portfolio shares		4.02%	4.09%	3.45%	3.41%
Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses, or taxes)		5.80%	5.88%	5.20%	5.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

NF FIXED INCOME FUND

CALENDAR YEAR TOTAL RETURN*

*	Year to date total return for the six months ended June 30, 2012 is 3.32%. For the periods shown in the bar chart above, the highest quarterly return was 4.31% in the fourth quarter of 2008, and the lowest quarterly return was (2.66)% in the second quarter of 2004.

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2011)

	INCEPTION DATE	1-Year	5-Year	10-Year	SINCE INCEPTION
Fixed Income Fund	4/01/94
Return before taxes		7.22%	5.64%	5.09%	5.78%
Return after taxes on distributions		5.79%	4.08%	3.50%	3.72%
Return after taxes on distributions and sale of Fund shares		4.74%	3.91%	3.42%	3.68%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%	6.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

NIF U.S. GOVERNMENT SECURITIES PORTFOLIO

CALENDAR YEAR TOTAL RETURN (CLASS A)*

*	For the periods shown in the bar chart above, the highest quarterly return was 4.98% in the fourth quarter of 2008, and the lowest quarterly return was (1.74)% in the second quarter of 2004.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2011)

	INCEPTION DATE	1-Year	5-Year	10-Year	SINCE INCEPTION
Class A
Return before taxes	4/5/93	3.45%	4.70%	4.03%	4.85%
Return after taxes on distributions		2.37%	3.33%	2.61%	3.04%
Return after taxes on distributions and sale of Portfolio shares		2.33%	3.23%	2.61%	3.03%
Barclays Capital 1-5 Year U.S. Government Index (reflects no deduction for fees, expenses, or taxes)		3.21%	4.76%	4.05%	5.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

NF SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

CALENDAR YEAR TOTAL RETURN*

*	Year to date total return for the six months ended June 30, 2012 is 0.75%. For the periods shown in the bar chart above, the highest quarterly return was 4.69% in the fourth quarter of 2008, and the lowest quarterly return was (1.87)% in the second quarter of 2004.

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2011)

	INCEPTION DATE	1-Year	5-Year	10-Year	SINCE INCEPTION
Short-Intermediate U.S. Government Fund	10/01/99
Return before taxes		2.75%	4.00%	3.42%	4.12%
Return after taxes on distributions		1.20%	2.73%	2.19%	2.67%
Return after taxes on distributions and sale of Fund shares		1.85%	2.69%	2.20%	2.66%
Barclays Capital 1-5 Year U.S. Government Bond Index (reflects no deduction for fees, expenses, or taxes)		3.21%	4.76%	4.05%	4.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NIF LARGE CAP EQUITY PORTFOLIO

CALENDAR YEAR TOTAL RETURN (CLASS A)*

*	For the periods shown in the bar chart above, the highest quarterly return was 17.92% in the third quarter of 2009, and the lowest quarterly return was (19.51)% in the fourth quarter of 2008.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2011)

	INCEPTION DATE	1-Year	5-Year	10-Year	SINCE INCEPTION
Class A
Return before taxes	1/11/93	(2.30)%	(0.34)%	1.87%	6.01%
Return after taxes on distributions		(2.82)%	(1.03)%	1.16%	4.18%
Return after taxes on distributions and sale of Portfolio shares		(1.00)%	(0.52)%	1.41%	4.63%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		2.11%	(0.25)%	2.92%	7.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NF LARGE CAP EQUITY FUND

CALENDAR YEAR TOTAL RETURN*

*	Year to date total return for the six months ended June 30, 2012 is 12.57%. For the periods shown in the bar chart above, the highest quarterly return was 18.34% in the second quarter of 2009, and the lowest quarterly return was (19.86)% in the fourth quarter of 2008.

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2011)

	INCEPTION DATE	1-Year	5-Year	10-Year	SINCE INCEPTION
Large Cap Equity Fund	4/1/94
Return before taxes		(2.23)%	(0.50)%	1.62%	6.29%
Return after taxes on distributions		(2.34)%	(1.11)%	1.03%	5.27%
Return after taxes on distributions and sale of Fund shares		(1.29)%	(0.54)%	1.27%	5.26%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		2.11%	(0.25)%	2.92%	8.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NIF LARGE CAP GROWTH PORTFOLIO

CALENDAR YEAR TOTAL RETURN (CLASS A)*

*	For the periods shown in the bar chart above, the highest quarterly return was 14.15% in the third quarter of 2010, and the lowest quarterly return was (21.86)% in the fourth quarter of 2008.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2011)

	INCEPTION DATE	1-Year	5-Year	10-Year	SINCE INCEPTION
Class A
Return before taxes	7/1/93	(0.80)%	0.72%	0.91%	5.68%
Return after taxes on distributions		(0.80)%	0.64%	0.84%	4.68%
Return after taxes on distributions and sale of Portfolio shares		(0.52)%	0.59%	0.76%	4.58%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		2.64%	2.50%	2.60%	7.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NF LARGE CAP GROWTH FUND

CALENDAR YEAR TOTAL RETURN*

*	Year to date total return for the six months ended June 30, 2012 is 11.68%. For the periods shown in the bar chart above, the highest quarterly return was 14.17% in the third quarter of 2010, and the lowest quarterly return was (22.11)% in the fourth quarter of 2008.

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2011)

	INCEPTION DATE	1-Year	5-Year	10-Year	SINCE INCEPTION
Large Cap Growth Fund	4/6/94
Return before taxes		(0.51)%	0.70%	1.03%	7.16%
Return after taxes on distributions		(0.51)%	0.65%	0.99%	6.36%
Return after taxes on distributions and sale of Fund shares		(0.33)%	0.59%	0.87%	6.00%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		2.64%	2.50%	2.60%	7.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NIF INTERNATIONAL EQUITY PORTFOLIO

CALENDAR YEAR TOTAL RETURN (CLASS A)*

*	For the periods shown in the bar chart above, the highest quarterly return was 23.42% in the second quarter of 2009, and the lowest quarterly return was (22.60)% in the third quarter of 2011.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2011)

	INCEPTION DATE	1-Year	5-Year	10-Year	SINCE INCEPTION
Class A
Return before taxes	3/28/94	(12.93)%	(3.46)%	5.05%	4.37%
Return after taxes on distributions		(13.21)%	(4.52)%	4.34%	2.85%
Return after taxes on distributions and sale of Portfolio shares		(8.04)%	(3.10)%	4.30%	3.07%
MSCI EAFE® Index (reflects no deduction for fees, expenses, or taxes)		(12.14)%	(4.72)%	4.67%	4.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NF INTERNATIONAL EQUITY FUND

CALENDAR YEAR TOTAL RETURN*

*	Year to date total return for the six months ended June 30, 2012 is 0.99%. For the periods shown in the bar chart above, the highest quarterly return was 23.54% in the second quarter of 2009, and the lowest quarterly return was (22.51)% in the third quarter of 2011.

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2011)

	INCEPTION DATE	1-Year	5-Year	10-Year	SINCE INCEPTION
International Equity Fund	4/1/94
Return before taxes		(13.10)%	(3.74)%	4.61%	3.82%
Return after taxes on distributions		(13.34)%	(5.06)%	3.65%	2.41%
Return after taxes on distributions and sale of Fund shares		(8.22)%	(3.22)%	3.95%	2.77%
MSCI EAFE® Index (reflects no deduction for fees, expenses, or taxes)		(12.14)%	(4.72)%	4.67%	4.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NIF EQUITY INDEX PORTFOLIO

CALENDAR YEAR TOTAL RETURN (CLASS A)*

*	For the periods shown in the bar chart above, the highest quarterly return was 16.00% in the second quarter of 2009, and the lowest quarterly return was (22.02)% in the fourth quarter of 2008.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2011)

	INCEPTION DATE	1-Year	5-Year	10-Year	SINCE INCEPTION
Class A
Return before taxes	1/11/93	1.92%	(0.37)%	2.76%	7.70%
Return after taxes on distributions		1.55%	(1.21)%	1.94%	6.23%
Return after taxes on distributions and sale of Portfolio shares		1.57%	(0.46)%	2.19%	6.29%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		2.11%	(0.25)%	2.92%	7.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NF STOCK INDEX FUND

CALENDAR YEAR TOTAL RETURN*

*	Year to date total return for the six months ended June 30, 2012 is 9.42%. For the periods shown in the bar chart above, the highest quarterly return was 15.88% in the second quarter of 2009, and the lowest quarterly return was (22.00)% in the fourth quarter of 2008.

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2011)

	INCEPTION DATE	1-Year	5-Year	10-Year	SINCE INCEPTION
Stock Index Fund	10/7/96
Return before taxes		1.89%	(0.48)%	2.58%	5.32%
Return after taxes on distributions		1.61%	(0.76)%	2.29%	4.75%
Return after taxes on distributions and sale of Fund shares		1.58%	(0.44)%	2.16%	4.45%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		2.11%	(0.25)%	2.92%	5.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NIF SMALL COMPANY INDEX PORTFOLIO

CALENDAR YEAR TOTAL RETURN (CLASS A)*

*	For the periods shown in the bar chart above, the highest quarterly return was 23.45% in the second quarter of 2003, and the lowest quarterly return was (26.08)% in the fourth quarter of 2008.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2011)

	INCEPTION DATE	1-Year	5-Year	10-Year	SINCE INCEPTION
Class A
Return before taxes	1/11/93	(4.23)%	0.21%	5.60%	7.79%
Return after taxes on distributions		(4.53)%	(0.16)%	5.27%	6.29%
Return after taxes on distributions and sale of Portfolio shares		(2.72)%	(0.02)%	4.73%	5.99%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)		(4.18)%	0.15%	5.62%	8.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NF SMALL CAP INDEX FUND

CALENDAR YEAR TOTAL RETURN*

*	Year to date total return for the six months ended June 30, 2012 is 8.33%. For the periods shown in the bar chart above, the highest quarterly return was 23.13% in the second quarter of 2003, and the lowest quarterly return was (26.16)% in the fourth quarter of 2008.

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2011)

	INCEPTION DATE	1-Year	5-Year	10-Year	SINCE INCEPTION
Small Cap Index Fund	9/3/99
Return before taxes		(4.49)%	(0.13)%	5.16%	5.27%
Return after taxes on distributions		(4.65)%	(0.97)%	4.40%	3.87%
Return after taxes on distributions and sale of Fund shares		(2.83)%	(0.32)%	4.34%	3.99%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)		(4.18)%	0.15%	5.62%	5.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NIF INTERNATIONAL EQUITY INDEX PORTFOLIO

CALENDAR YEAR TOTAL RETURN (CLASS A)*

*	For the periods shown in the bar chart above, the highest quarterly return was 25.09% in the second quarter of 2009, and the lowest quarterly return was (20.29)% in the third quarter of 2011.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2011)

	INCEPTION DATE	1-Year	5-Year	10-Year	SINCE INCEPTION
Class A
Return before taxes	4/1/97	(12.65)%	(5.27)%	4.37%	3.45%
Return after taxes on distributions		(12.99)%	(6.39)%	3.29%	2.39%
Return after taxes on distributions and sale of Portfolio shares		(7.77)%	(4.36)%	3.78%	2.82%
MSCI EAFE® Index (reflects no deduction for fees, expenses, or taxes)		(12.14)%	(4.72)%	4.67%	3.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

NF INTERNATIONAL EQUITY INDEX FUND

CALENDAR YEAR TOTAL RETURN*

*	Year to date total return for the six months ended June 30, 2012 is 3.81%. For the periods shown in the bar chart above, the highest quarterly return was 25.37% in the second quarter of 2009, and the lowest quarterly return was (20.36)% in the third quarter of 2011.

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2011)

	INCEPTION DATE	1-Year	5-Year	SINCE INCEPTION
International Equity Index Fund	3/22/05
Return before taxes		(12.62)%	(5.07)%	1.15%
Return after taxes on distributions		(13.00)%	(5.51)%	0.66%
Return after taxes on distributions and sale of Fund shares		(7.71)%	(4.26)%	0.94%
MSCI EAFE® Index (reflects no deduction for fees, expenses, or taxes)		(12.14)%	(4.72)%	1.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

THE REORGANIZATION

THE PLAN

The terms and conditions under which the Reorganization will be implemented are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Prospectus/Information Statement.

The Plan contemplates:

•

the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund and the assumption by the corresponding Acquiring Fund of all of the Acquired Fund’s liabilities as of the Closing Date, and

•	the distribution of such shares of the corresponding Acquiring Fund to shareholders of the Acquired Fund.

The value of each Acquired Fund’s assets to be acquired and the amount of its liabilities to be assumed by the corresponding Acquiring Fund and the net asset value of a share of the corresponding Acquiring Fund will be determined on the Closing Date in accordance with the valuation procedures described in the then-current corresponding Acquiring Fund Prospectus and Statement of Additional Information.

On, or as soon as practicable after, the Closing Date, each Acquired Fund will distribute pro rata to its shareholders of record the shares of the corresponding Acquiring Fund it receives in the Reorganization in complete liquidation of the Acquired Fund. As a result of this distribution, each holder of Class A shares of the Acquired Fund will receive a number of full and fractional shares of the corresponding Acquiring Fund equal in value to his or her interest in the Acquired Fund. This distribution will be accomplished by opening accounts on the books of the corresponding Acquiring Fund in the names of the Acquired Fund shareholders and by transferring thereto the shares of the corresponding Acquiring Fund previously credited to the account of the Acquired Fund on those books. Each shareholder account shall be credited with the pro rata number of corresponding Acquiring Fund’s shares due to that shareholder.

The stock transfer books for each Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Closing Date. Redemption requests received thereafter with respect to the Acquired Funds will be deemed to be redemption requests for the corresponding Acquiring Funds.

The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. In addition, the Plan may be terminated by the Trusts’ Boards of Trustees, and the Funds may abandon the Reorganization contemplated by the Plan, at any time before the closing if circumstances develop that, in either Board’s judgment, make proceeding with the Plan inadvisable.

The Plan may be amended, modified or supplemented in such manner as may be determined by the Trustees. In addition, each Trust, after consultation with counsel and by consent of its Board of Trustees, or any officer, may waive any condition to the obligations under the Plan if, in their or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Funds. Each Board of Trustees, or an authorized officer of the Trusts, may change or postpone the closing date.

Acquired Fund shareholders who do not wish to receive shares of the corresponding Acquiring Fund as part of the Reorganization should redeem their shares prior to the consummation of the Reorganization. If you redeem your shares, you will recognize a taxable gain or loss for federal income tax purposes based on the difference between your tax basis in the shares and the amount you receive for them.

REASONS FOR THE REORGANIZATION

The Reorganization proposal was reviewed and considered first by the NIF Board’s and NF Board’s Governance Committees at a meeting held on July 18, 2012 and then by the NIF Board and the NF Board at a concurrent meeting held on August 9, 2012. In advance of these meetings, the Trustees received extensive background materials and analyses. These materials included information on the investment objectives and principal investment strategies of the Acquired and Acquiring Funds, their comparative operating expense ratios, asset size and investment performance, and an analysis of certain tax information and the projected benefits to shareholders of the Reorganization. The Trustees also considered the projected benefits to NTI and its affiliates. NTI responded to questions at the meetings. Throughout the process, the Trustees had numerous opportunities to ask questions of and request additional materials from NTI with respect to the Reorganization. During each meeting, the Governance Committees, which are comprised exclusively of Trustees who are not “interested persons” of the Acquired Funds or the Acquiring Funds, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), and the NIF Board and NF Board, which are each comprised of a majority of Independent Trustees, met in executive session with their independent legal counsel.

After reviewing and discussing these materials and analyses with NTI, the Trustees’ independent legal counsel and among the Board members themselves, based upon NTI’s recommendation and after receiving the recommendations of the Governance Committees, the Trustees of each of the NIF Board and the NF Board unanimously approved the Plan of Reorganization for each Acquired Fund and Acquiring Fund, respectively. Approval of the Plan with respect to an Acquired Fund and its corresponding Acquiring Fund was not contingent on a Board’s approval of the Plan for any other Acquired and Acquiring Fund. In its deliberations, each Board recognized that some of the projected benefits of the Reorganization would accrue to NTI and its affiliates. In this regard, the Boards noted that NTI and its affiliates are likely to benefit from the elimination of duplicative Funds and expenses, the reduction in the expense reimbursements payable by NTI and its affiliates to the Funds, the receipt of additional transfer agency and administration fees, and from other cost savings resulting from the rationalization of the Fund product line, among other things. The NIF Board, including the Trustees who are Independent Trustees, recognized this sharing of benefits in the context of evaluating the Plan overall and in determining that the Reorganization would be in the best interests of each of the Acquired Funds. The Trustees also recognized the expenses that would be borne by NTI in connection with the Reorganization. The NIF Board further determined that the interests of existing shareholders of each of the Acquiring Funds would not be diluted as a result of the Reorganization. The NF Board, including the Independent Trustees, also made similar determinations and approved the Reorganization with respect to the Acquiring Funds. The approvals were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various determinations.

The NIF Board’s determination and approval were based on a number of factors, including but not limited to the following:

•

Most of the Acquired Funds would likely be liquidated if they were not merged into the Acquiring Funds. If an Acquired Fund was liquidated, the transaction would be a taxable event for the Acquired Fund’s shareholders.

•

Shareholders of an Acquired Fund who do not want to become shareholders of its corresponding Acquiring Fund, whether because they wish to realize an unrealized loss on their shares or otherwise, could exchange their shares in the Acquired Fund for shares in another fund of NIF or redeem their shares in the Acquired Fund prior to the Reorganization.

•

For four of the nine Acquired Funds, the estimated pro forma expenses after the Reorganization, not taking into account Acquired Fund Fees and Expenses, are expected to be higher than their current expenses, due in part to higher administration and transfer agency fees of the Acquiring Funds. Specifically, the Acquiring Funds into which the NIF Bond, NIF Intermediate Bond and NIF Large Cap Equity Portfolios will merge each have total net operating expenses that are nine basis points higher and the Acquiring Fund into which the NIF U.S. Government Securities Portfolio will merge has total net annual operating expenses that are four basis points higher. The other Acquired Funds will merge into Acquiring Funds that have total net annual operating expenses that are the same or almost the same (not taking into account Acquired Fund Fees and Expenses). The Board considered the potential benefits of the Reorganization, including: (a) the larger combined fund assets and prospects for increased commercial viability; (b) increased operating and portfolio trading efficiency; (c) greater potential for asset growth; (d) break points on the advisory fees of each non-index Acquiring Fund that could potentially result in lower advisory fees at higher asset levels than the NIF Portfolios currently have; (e) and lower expense ratios over time.

•

Almost all of the Acquiring Funds are larger than the Acquired Funds, and the Acquiring Funds generally have grown in assets while the Acquired Funds’ assets have remained static or decreased. The NIF Board determined that each of the Acquired Funds would be unlikely to achieve and/or maintain sufficient size necessary to attain and/or maintain commercial viability in the future and that the Acquiring Funds had relatively better prospects for attracting additional assets after the Reorganization. In addition, the larger combined funds, including the combined NIF Equity Index and Stock Index Funds, may provide for greater economies of scale and portfolio trading advantages.

•

The Reorganization is intended to combine Funds with identical or nearly identical investment objectives and substantially identical or similar principal investment strategies and portfolio holdings. The same portfolio management personnel that currently manage each of the Acquired Funds also manage its corresponding Acquiring Fund. The Trustees considered any differences in principal investment strategies and determined that the difference would not result in the Funds being managed materially differently. By combining compatible funds, the Northern Funds complex and their service providers are able to take steps towards more effectively and efficiently concentrating management, distribution and other resources, thereby eliminating duplicative costs and potentially improving shareholder returns. The Board determined that the elimination of duplicative costs and the spreading of certain costs across a larger asset base can benefit shareholders of the combined Acquiring Fund over time as assets grow by facilitating potential reductions in operating expenses and lower advisory fees (as a result of breakpoints).

•	The Acquired Fund shareholders will have access to additional shareholder services in the Acquiring Funds that they currently do not have as shareholders of an Acquired Fund.

•

The Acquired Funds have generally historically outperformed the corresponding Acquiring Funds in large part due to higher expenses of the Acquiring Funds. The Board considered, however, that a majority of the Acquiring Funds recently lowered their advisory and other fees and expenses in an effort to increase performance of the Acquiring Funds.

•	For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Acquired Funds and their shareholders.

•

After the Reorganization, an Acquired Funds’ capital loss carryforwards, if any, will be available to the corresponding Acquiring Fund to offset its capital gains, although the amount of those losses that may offset the Acquiring Fund’s capital gains in any given year may be limited. As a result of that limitation, it is possible that the Acquiring Fund may not be able to use those losses as rapidly as the Acquired Fund might have, and part of those losses may not be usable at all. The ability of the Acquiring Funds to absorb losses in the future depends on a variety of factors that cannot be known in advance, including the existence of capital gains against which those losses may be offset. Capital loss carryforwards from taxable years beginning prior to December 22, 2010 generally expire at the end of the eighth taxable year after they arise, if not previously absorbed by that time. It is possible that some of the Acquired Funds’ capital loss carryforwards will expire unused. In addition, the benefits of any capital loss carryforwards of an Acquired Fund currently are available only to the shareholders of the Acquired Fund but after the Reorganization these benefits will inure to all the shareholders of the corresponding Acquiring Fund.

•

Shareholders of each Acquired Fund will receive shares of its corresponding Acquiring Fund having an aggregate net asset value equal to that of their Acquired Fund shares and will not bear any costs of the Reorganization.

•	No sales or other charges will be imposed in connection with the Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

The transfer of all of the assets and liabilities of each Acquired Fund to the corresponding Acquiring Fund in exchange for the issuance of corresponding Acquiring Fund shares, followed by the distribution in liquidation by the applicable Acquired Fund of the corresponding Acquiring Fund shares pursuant to the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganization, NIF and the NF will receive the opinion of Drinker Biddle & Reath LLP, counsel to NIF, NF and the Funds, to the effect that on the basis of the existing provisions of the Code, Treasury Regulations thereunder, current administrative rulings and pronouncements and court decisions, and certain facts, qualifications, assumptions and representations with respect to the Reorganization, for federal income tax purposes:

•

The Reorganization will constitute a reorganization within the meaning of Section 368(a) of the Code, and each Acquired Fund and the each corresponding Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

•

No gain or loss will be recognized by an Acquired Fund upon (i) the transfer of its assets to the corresponding Acquiring Fund in exchange for the issuance of corresponding Acquiring Fund shares to the applicable Acquired Fund and the assumption by the corresponding Acquiring Fund of the applicable Acquired Fund’s liabilities, if any, and (ii) the distribution by the applicable Acquired Fund of the corresponding Acquiring Fund shares to the applicable Acquired Fund shareholders;

•

No gain or loss will be recognized by an Acquiring Fund upon its receipt of the applicable Acquired Fund’s assets in exchange for the issuance of the corresponding Acquiring Fund shares to the applicable Acquired Fund and the assumption by the corresponding Acquiring Fund of the liabilities, if any, of the applicable Acquired Fund;

•

The tax basis of the assets acquired by each Acquiring Fund from the applicable Acquired Fund will be, in each instance, the same as the tax basis of those assets in the applicable Acquired Fund’s hands immediately before the transfer;

•

The tax holding period of the assets of each Acquired Fund in the hands of the corresponding Acquiring Fund will, in each instance, include the applicable Acquired Fund’s tax holding period for those assets;

•	Each Acquired Fund’s shareholders will not recognize gain or loss upon the exchange of their Acquired Fund shares for corresponding Acquiring Fund shares as part of the Reorganization;

•

The aggregate tax basis of the corresponding Acquiring Fund shares received by each shareholder of the applicable Acquired Fund will equal the aggregate tax basis of the applicable Acquired Fund shares surrendered by that shareholder in the Reorganization; and

•

The tax holding period of the corresponding Acquiring Fund shares received by the applicable Acquired Fund shareholders will include, for each applicable Acquired Fund shareholder, the tax holding period for the applicable Acquired Fund shares surrendered in exchange therefor, provided that those applicable Acquired Fund shares were held as capital assets on the date of the exchange.

•

Recently promulgated Internal Revenue Service Regulations require that the Acquiring Funds provide to the Internal Revenue Service and the Funds’ shareholders information regarding the effect of the Reorganization on the Fund shareholders’ tax basis for the shares issued in the Reorganization. An Acquiring Fund can satisfy this obligation by posting a completed IRS Form 8937 on its website for 10 years. Each Acquiring Fund intends to post the required IRS Form 8937 on its website for at least 10 years.

Shares held for the purpose of investment are generally considered to be capital assets.

The NIF and NF have not sought, and will not seek, a tax ruling from the Internal Revenue Service (“IRS”) on the tax treatment of the Reorganization. The opinion of counsel will not be binding on the IRS, nor will it preclude the IRS (or a court) from adopting a contrary position.

Immediately before the Reorganization, each applicable Acquired Fund will pay a dividend or dividends that, together with all previous dividends, will have the effect of distributing to its shareholders all of its remaining undistributed net tax-exempt interest income, investment company taxable income and net capital gain, if any, recognized in taxable years ending on or before the day of the Reorganization. Any such dividends, other than exempt interest dividends will generally be included in the taxable income of the applicable Acquired Fund’s shareholders.

Seven of the Acquired Funds have capital loss carry forwards as of November 30, 2011. Those Funds are the NIF Bond Portfolio, NIF Large Cap Equity Portfolio, NIF Large Cap Growth Portfolio, NIF International Equity Portfolio, NIF Equity Index Portfolio, NIF International Equity Index Portfolio and NIF Small Company Index Portfolio. It is expected that all or most of the Acquiring Funds may become restricted on their ability to use the Acquired Funds’ capital loss carry forwards. Capital loss carry forwards are used to offset capital gains. Capital loss carry forwards prior to December 22, 2010 begin to expire in 2017. The Acquired Funds may lose a year due to the closing of the Acquired Fund’s tax year in the Reorganization. In the event an Acquired Fund has more assets than the Acquiring Fund, any capital loss carry forwards of the Acquiring Fund may be subject to limitations. It is possible that the capital loss carry forwards may expire unused. It is not currently possible to determine the loss of benefits from the capital loss carry forwards on these Funds.

Recently promulgated Internal Revenue Service Regulations require that the Acquiring Funds provide to the Internal Revenue Service and the Funds’ shareholders information regarding the effect of the Reorganization on the Fund shareholders’ tax basis for the shares issued in the Reorganization. An Acquiring Fund can satisfy this obligation by posting a completed IRS Form 8937 on its website for 10 years. Each Acquiring Fund intends to post the required IRS Form 8937 on its website for at least 10 years.

Shareholders should consult their own tax advisers concerning any potential tax consequences of the Reorganization that may result from their particular circumstances, including the tax treatment of the Reorganization under the tax laws of any foreign country, state or locality where a shareholder may reside.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

Each of NIF and NF is governed by an Agreement and Declaration of Trust (each a “Trust Agreement,” and together the “Trust Agreements”). The Trust Agreements are substantially similar. Under the terms of the Trust Agreements, the Trusts are authorized to issue shares of beneficial interest in separate portfolios, including the Acquired Funds and the Acquiring Funds, respectively.

Each Trust’s Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust’s shares (the “Series Trustees”). To the extent provided by the Trustees in the appointment of Series Trustees, Series Trustees: (i) may, but are not required to, serve as Trustees of the respective Trust or any other series or class of the Trust; (ii) may have, to the exclusion of any other Trustee of the Trust, all the powers and authorities of Trustees under the respective Trust Agreement with respect to such series or class, including, without limitation, the power to appoint additional or successor series Trustees; and/or (iii) may have no power or authority with respect to any other series or class.

Under the terms of the Trust Agreements, each share of each Fund represents a proportionate interest in the particular Fund with each other share of its class in the same Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. Upon any liquidation of a Fund, shareholders of each class of a Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. Shares, when issued as described in the Funds’ Prospectuses, are validly issued, fully paid and nonassessable. In the interests of economy and convenience, certificates representing shares of the Funds are not issued.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, are specifically allocated to and constitute underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are charged with the liabilities in respect to that Fund and with a share of the general liabilities of the respective Trust.

The Trusts are not required to hold annual meetings of shareholders and do not intend to hold such meetings, although they hold special meetings as necessary. In the event that a meeting of shareholders is held, each share of the Trust holding the meeting will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share held or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as “dollar-based voting”). However, to the extent required by the Investment Company Act of 1940, as amended (the “1940 Act”) or otherwise determined by the Trustees, series or classes of the Trust will vote separately from each other. Shareholders of each Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the particular Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of a Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meeting. To the extent required by law, the Trusts will assist in shareholder communications in connection with a meeting called by shareholders. The shareholders of the Trusts will have voting rights only with respect to the limited number of matters specified in the respective Trust Agreement and such other matters as the Trustees may determine or as may be required by law.

The Trust Agreements authorize the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

The Trust Agreements also authorize the Trustees, in connection with the merger, consolidation, termination or other reorganization of the Trust or any series or class, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such merger, consolidation, termination or other reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

Each Trust Agreement permits the Trustees to amend the Trust Agreement without a shareholder vote. However, shareholders of a Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Trust Agreement; or (iv) that the Trustees determine to submit to shareholders.

Each Trust Agreement permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

Under the Delaware Statutory Trust Act (the “Delaware Act”), shareholders are not personally liable for obligations of the Trusts. The Delaware Act entitles shareholders of the Trusts to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, each of the Trust Agreements (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (iii) the applicable series of the Trust is unable to meet its obligations.

Each Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

In addition to the requirements of Delaware law, the each Trust Agreement provides that a shareholder of the Trust may bring a derivative action on behalf of NIF only if the following conditions are met: (i) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (ii) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trust Agreement also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

CAPITALIZATION

The following tables show the unaudited capitalization of each Acquired Fund and its corresponding Acquiring Fund as of March 31, 2012, and the pro forma combined capitalization of the combined Funds as if the Reorganization had occurred on that date. With respect to the Reorganization involving the NIF Bond Portfolio and NIF Intermediate Bond Portfolio, the tables also show the unaudited capitalization for the NF Fixed Income Fund on a pro forma basis after giving effect to the proposed Reorganization among the NF Fixed Income Fund, the NIF Bond Portfolio and the NIF Intermediate Bond Portfolio, based on combined net assets as if the Reorganization had occurred on March 31, 2012. The capitalization of the Funds is likely to be different at the closing of the Reorganization as a result of daily share purchase and redemption activity and the effects of other ongoing operations.

Fund	Net Assets (in 000’s)	Shares Outstanding (in 000’s)	Net Asset Value Per Share
NIF Bond Portfolio	$241,209	11,020	$21.89
NF Fixed Income Fund	$1,658,673	158,499	$10.46
NF Fixed Income Fund After Reorganization (pro forma combined)	$1,899,882	181,559	$10.46

NIF Intermediate Bond Portfolio	$30,549	1,439	$21.23
NF Fixed Income Fund	$1,658,673	158,499	$10.46
NF Fixed Income Fund After Reorganization (pro forma combined)	$1,689,222	161,420	$10.46

Fund	Net Assets (in 000’s)	Shares Outstanding (in 000’s)	Net Asset Value Per Share
NIF Bond Portfolio	$241,209	11,020	$21.89
NIF Intermediate Bond Portfolio	$30,549	1,439	$21.23
NF Fixed Income Fund	$1,658,673	158,499	$10.46
NF Fixed Income Fund After Reorganization (pro forma combined)	$1,930,431	184,480	$10.46

NIF U.S. Government Securities Portfolio	$36,337	1,813	$20.04
NF Short-Intermediate U.S. Government Fund	$319,615	31,548	$10.13
NF Short-Intermediate U.S. Government Fund After Reorganization (pro forma combined)	$355,952	35,135	$10.13

NIF Large Cap Equity Portfolio	$2,548	345	$17.39
NF Large Cap Equity Fund	$141,286	9,213	$15.34
NF Large Cap Equity Fund After Reorganization (pro forma combined)	$143,834	9,379	$15.34

NIF Large Cap Growth Portfolio	$106,815	6,685	$15.98
NF Large Cap Growth Fund	$94,070	3,762	$25.00
NF Large Cap Growth Fund After Reorganization (pro forma combined)	$200,885	8,035	$25.00

NIF International Equity Portfolio	$147,159	15,911	$9.25
NF International Equity Fund	$248,961	31,328	$7.95
NF International Equity Fund After Reorganization (pro forma combined)	$396,120	49,839	$7.95

NIF Equity Index Portfolio	$842,632	60,138	$14.01
NF Stock Index Fund	$3,287,234	188,292	$17.46
NF Stock Index Fund After Reorganization (pro forma combined)	$4,129,866	236,553	$17.46

NIF International Equity Index Portfolio	$297,021	36,640	$8.11
NF International Equity Index Fund	$1,669,734	167,711	$9.96
NF International Equity Index Fund After Reorganization (pro forma combined)	$1,966,755	197,532	$9.96

NIF Small Company Index Portfolio	$76,185	4,101	$18.58
NF Small Cap Index Fund	$512,782	55,951	$9.16
NF Small Cap Index Fund After Reorganization (pro forma combined)	$588,967	64,268	$9.16

MULTIPLE SHAREHOLDERS IN A HOUSEHOLD

If you are a member of a household in which multiple shareholders of NIF share the same address, and NIF or your broker or bank (for “street name” accounts) has received consent to household material, then NIF or your broker or bank may have sent to your household only one copy of this Combined Prospectus/Information Statement, unless NIF or your broker or bank previously received contrary instructions from a shareholder in your household. If you are part of a household that has received only one copy of this Combined Prospectus/Information Statement, NIF will deliver promptly a separate copy of this Combined Prospectus/Information Statement to you upon written or oral request. To receive a separate copy of this Combined Prospectus/Information Statement, or if you would like to receive a separate copy of future prospectuses, information statements or annual reports, please contact Northern Institutional Funds by calling 1-800-637-1380, by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986 or by e-mail at northern-funds@ntrs.com. On the other hand, if you are now receiving multiple copies of these documents and would like to receive a single copy in the future, please contact Northern Institutional Funds at the telephone number or address stated above. If your shares are held in street name, please contact your broker or bank.

SHARES HELD BY TRUSTEES AND OFFICERS

As of August 31, 2012, the Acquired Funds had the following number of shares outstanding:

Fund	Shares Outstanding
NIF Bond Portfolio	9,646,862.978
NIF Intermediate Bond Portfolio	1,159,261.078
NIF U.S. Government Securities Portfolio	2,859,221.793
NIF Large Cap Equity Portfolio	319,838.021
NIF Large Cap Growth Portfolio	6,559,770.038
NIF International Equity Portfolio	13,861,719.023
NIF Equity Index Portfolio	53,360,579.258
NIF International Equity Index Portfolio	31,150,668.822
NIF Small Company Index Portfolio	4,021,406.787

At August 31, 2012, the Trustees and officers of NIF, as a group, owned beneficially or of record less than 1% of the outstanding shares of any Acquired Fund.

As of August 31, 2012, the Acquiring Funds had the following number of shares outstanding:

Fund	Shares Outstanding
NF Fixed Income Fund	147,761,304.057
NF Short-Intermediate U.S. Government Fund	25,333,838.382
NF Large Cap Equity Fund	9,018,526.571
NF Large Cap Growth Fund	3,645,594.930
NF International Equity Fund	27,774,561.335
NF Stock Index Fund	194,732,378.598
NF International Equity Index Fund	167,806,938.596
NF Small Cap Index Fund	57,804,801.464

At August 31, 2012, the Trustees and officers of NF, as a group, owned beneficially or of record less than 1% of the outstanding shares of any Acquiring Fund.

SHARE OWNERSHIP

As of August 31, 2012, substantially all of the Acquired Funds’ outstanding Class A shares were held of record by The Northern Trust Company and its affiliates for the benefit of its customers and the customers of its affiliates and correspondent banks that have invested in the Acquired Funds. The Northern Trust Company has advised NIF that the following persons (whose mailing address is: c/o The Northern Trust Company, 50 South LaSalle, Chicago, IL 60603) beneficially owned 5% or more of the outstanding Class A shares of any of the Acquired Funds as of August 31, 2012:

	Number of Shares	% of Fund
NIF Bond Portfolio
The Northern Trust Company Thrift	4,477,110.037	46.41%
The Chicago Community Foundation	736,756.226	7.64%
Illinois Cnsld Telephone Mt	683,627.227	7.09%

	Number of Shares	% of Fund
NIF Intermediate Bond Portfolio
Wyeth Grantor Cash Account	222,639.556	19.21%
Interstate Hwy Construction	169,392.643	14.61%
James Madison University Foundation	140,183.774	12.09%
28 Chs Hillen Fund	134,846.205	11.63%
Amcol Intl Corp Pension Plan	95,296.560	8.22%
Children’s Home Society of	91,930.757	7.93%
Glaser Fdn Cash	71,478.139	6.17%
28 Brick Masons Trust Funds	67,888.920	5.86%

NIF U.S. Government Securities Portfolio
Electrical Insurance Tr	865,078.378	30.26%
MAFCO	664,783.356	23.25%
Portercare Adventist Health	412,808.085	14.44%
Elec Ins Ttees Sub Plan Comm Work	302,724.258	10.59%
Gen Dyn Life Insurance Veba	173,701.689	6.08%

NIF Large Cap Equity Portfolio
Graphic Communications Union Local	93,224.072	29.15%
Smith Richardson Foundation Inc IRR TR	60,646.961	18.96%
Smith Richardson Foundation Inc IRR TR	47,347.575	14.80%
ATG Trust Company	26,590.380	8.31%
Leon’s Bar-B-Que Inc Employees’	22,130.863	6.92%
Richardson Testamontary	21,375.168	6.68%
Hastings City Bank	20,803.206	6.50%

NIF Large Cap Growth Portfolio
Northern Trust NIF Focus GR FD	5,973,850.547	91.07%

NIF International Equity Portfolio
TNT Master Retirement Savings Trust	6,352,285.091	45.83%
Northern Trust Pension	6,056,928.926	43.70%

NIF Equity Index Portfolio
National Financial Services LLC	7,799,821.195	14.62%
Army Air Force	7,338,453.841	13.75%
UBATCO Co FBO Aces Trust Fund	6,894,718.256	12.92%
Capital Blue Cross	2,984,848.988	5.59%
Army Emergency Relief Fd	2,864,276.641	5.37%

NIF International Equity Index Portfolio
NJP Family LLC Northern INTLEQ	6,339,540.062	20.35%
UBATCO CO FBO Aces Trust Fund	4,603,539.536	14.78%
Northern Trust Pension	4,371,836.420	14.03%
Wells Fargo Bank FBO Retirement Plan S	2,451,543.025	7.87%
National Financial Services LLC	1,638,045.879	5.26%

NIF Small Company Index Portfolio
Frontier Trust Company FBO Day Zimmerman Retirement Plan	769,406.039	19.13%
National Financial Services LLC For the Exclusive Benefit of our Cust Attn Mutual Funds Dept – 5th Fl	340,459.841	8.47%
The Pharmacia Rabbi Trust	312,912.077	7.78%
UFF Mutual Ins Co – SL	241,651.884	6.01%
Buck Foundation	229,897.930	5.72%

As of August 31, 2012, The Northern Trust Company and its affiliates held of record substantially all of the outstanding shares of the Acquiring Funds as agent, custodian, trustee or investment adviser on behalf of their customers. As of August 31, 2012, the names and share ownership of the entities or individuals (whose mailing address is: c/o The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603) which held of record or beneficially more than 5% of the outstanding shares of any Acquiring Fund were as follows:

	Number of Shares	% of Fund
NF Short-Intermediate U.S. Government Fund
National Financial Services LLC	2,073,417.589	8.18%

NF Large Cap Equity Fund
National Financial Services LLC	1,250,924.946	13.87%

NF Large Cap Growth Fund
National Financial Services LLC	564,414.039	15.48%

NF International Equity Fund
National Financial Services LLC	2,037,679.979	7.34%

NF Small Company Index Portfolio
Massachusetts Mutual Life Insurance Co.	3,593,811.207	6.22%

AVAILABLE INFORMATION

NIF, NF and each of the Acquired and Acquiring Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. In addition, these materials can be inspected and copied at certain of the following regional offices of the SEC listed below: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036. Copies of such materials also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. Some of these items are also available on the Internet at www.sec.gov.

* * *

NIF WILL FURNISH, WITHOUT CHARGE, COPIES OF THE ACQUIRED FUNDS’ NOVEMBER 30, 2011 ANNUAL REPORTS AND MAY 31, 2012 SEMI-ANNUAL REPORTS TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: NORTHERN INSTITUTIONAL FUNDS, P.O. BOX 75986, CHICAGO, ILLINOIS 60675-5986, BY TELEPHONE AT
1-800-637-1380, OR BY E-MAIL AT NORTHERN-FUNDS@NTRS.COM. NF WILL FURNISH, WITHOUT CHARGE, COPIES OF THE ACQUIRING FUNDS’ MARCH 31, 2012 ANNUAL REPORTS TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: NORTHERN FUNDS, P.O. BOX 75986, CHICAGO, ILLINOIS 60675-5986, BY TELEPHONE AT
1-800-595-9111, OR BY E-MAIL AT NORTHERN-FUNDS@NTRS.COM.

APPENDIX A

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION is made as of the     day of             2012, by Northern Institutional Funds, a Delaware statutory trust (“NIF”), on behalf of the investment portfolios listed under “Acquired Fund” in the table below (each an “Acquired Fund” and together the “Acquired Funds”), Northern Funds, a Delaware statutory trust (“NF” and together with NIF the “Trusts”), on behalf of the investment portfolios listed under “Acquiring Fund” in the table below (each an “Acquiring Fund” and together the “Acquiring Funds,” and together with the Acquired Funds, the “Funds”) and Northern Trust Investments, Inc. (“NTI”).

Acquired Fund	Acquiring Fund
NIF Bond Portfolio	NF Fixed Income Fund
NIF Intermediate Bond Portfolio	NF Fixed Income Fund
NIF U.S. Government Securities Portfolio	NF Short-Intermediate U.S. Government Fund
NIF Large Cap Equity Portfolio	NF Large Cap Equity Fund
NIF Large Cap Growth Portfolio	NF Large Cap Growth Fund
NIF International Equity Portfolio	NF International Equity Fund
NIF Equity Index Portfolio	NF Stock Index Fund
NIF International Equity Index Portfolio	NF International Equity Index Fund
NIF Small Company Index Portfolio	NF Small Cap Index Fund

A. BACKGROUND

The Funds are each separate investment portfolios of NIF and NF, respectively. NIF and NF are open-end management investment companies registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).

This Plan is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and is intended to effect the reorganization (the “Reorganization”) of each applicable Acquired Fund with and into the corresponding Acquiring Fund.

The Reorganization will be effected by the transfer of all of the assets of the applicable Acquired Fund to the corresponding Acquiring Fund solely in exchange for (1) the assumption by the corresponding Acquiring Fund of all liabilities of the applicable Acquired Fund and (2) the issuance by NF to the applicable Acquired Fund of shares of beneficial interest of the corresponding Acquiring Fund (the “Acquiring Fund Shares”). These transactions will be promptly followed by a pro rata distribution by the applicable Acquired Fund of the corresponding Acquiring Fund Shares it receives to its shareholders in exchange for the shares of beneficial interest of the applicable Acquired Fund (the “Acquired Fund Shares”) that are then outstanding, in liquidation of the applicable Acquired Fund, all upon the terms and conditions hereinafter set forth in this Plan.

This Plan has been approved by the Boards of Trustees of the Trusts based on each Board’s determination that participation in the Reorganization is in the best interests of the respective Fund and that the interests of such Fund’s existing shareholders will not be diluted as a result of the Reorganization.

B. THE REORGANIZATION

1.	Transfer of Assets of the Acquired Fund in Exchange for Assumption of Liabilities and Issuance of Acquiring Fund Shares

1.1

Subject to the terms and conditions set forth herein, as of the Closing Time provided for in paragraph 3.1, each applicable Acquired Fund will transfer all of its assets (as described in paragraph 1.2) and assign and transfer all of its debts, obligations, duties and other liabilities to the corresponding Acquiring Fund. In exchange for all of the assets of the applicable Acquired Fund, as of the Closing Time: (A) the corresponding Acquiring Fund will assume all of the debts, obligations, duties and other liabilities of the applicable Acquired Fund, whether accrued, absolute, contingent or otherwise, then existing, such that after the Closing Time the same may be enforced against the corresponding Acquiring Fund to the same extent as if they had been incurred by the corresponding Acquiring Fund; and (B) NF, on behalf of the corresponding Acquiring Fund, will issue shares of the corresponding Acquiring Fund that have an aggregate net asset value equal to the aggregate net value of the assets transferred by the applicable Acquired Fund to the corresponding Acquiring Fund, less the liabilities assumed by the corresponding Acquiring Fund. The transactions described in this paragraph 1.1 will take place at the Closing provided for in paragraph 3.1.

1.2	The assets of the applicable Acquired Fund to be acquired by the corresponding Acquiring Fund will include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), tax operating losses, claims or rights of action, rights to register shares of beneficial interest under applicable securities laws, books and records, deferred or prepaid expenses and all other tangible and intangible property owned by the applicable Acquired Fund at the Closing Time provided for in paragraph 3.1.

1.3	Each applicable Acquired Fund has provided the corresponding Acquiring Fund with a list of all the applicable Acquired Fund’s assets as of the date of the execution of this Plan. Each applicable Acquired Fund reserves the right to sell any of these securities but will not, without the prior approval of the corresponding Acquiring fund, acquire any additional securities other than securities of the type in which the corresponding Acquiring Fund is permitted to invest. Each applicable Acquired Fund will, within a reasonable time prior to the Closing Date, furnish the corresponding Acquiring Fund with a list of the securities, if any, on the applicable Acquiring Fund’s list referred to in the first sentence of this paragraph which do not conform to the corresponding Acquiring Fund’s investment objective, policies and restrictions. In the event that the applicable Acquired Fund holds any investments which the corresponding Acquiring Fund may not hold, the applicable Acquiring fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of an Acquired Fund and the corresponding Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the corresponding Acquiring fund with respect to such investments, the applicable Acquired Fund, if requested by the corresponding Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

1.4	Each Acquired Fund will endeavor to discharge all of the known liabilities and obligations of the applicable Acquired Fund prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The corresponding Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on an unaudited statement of assets and liabilities of the applicable Acquired Fund prepared by The Northern Trust Company (“Northern Trust”), the custodian and accounting agent of each Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. Each corresponding Acquiring Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the applicable Acquired Fund specifically arising from or relating to the operations and/or transactions of the applicable Acquired Fund prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.7 hereof.

1.5

At, or as soon as possible after, the Closing Time the applicable Acquired Fund will distribute in liquidation the corresponding Acquiring Fund Shares it receives to the shareholders of record of the applicable Acquired Fund, determined as of the close of business on the day of the Closing, pro rata in proportion to each shareholder’s beneficial interest in the applicable Acquired Fund. Such distribution will be in exchange for each shareholder’s applicable Acquired Fund Shares. Such distribution will be accomplished by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the applicable Acquired Fund on the share records of NIF to open accounts on those records in the names of the applicable Acquired Fund shareholders and representing the respective pro rata number of the corresponding Acquiring Fund Shares received from the corresponding Acquiring Fund that are due to the applicable Acquired Fund shareholder. Fractional corresponding Acquiring Fund Shares will be rounded to the third place after the decimal point.

1.6	The stock transfer books of NIF with respect to the applicable Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Closing. Share redemption requests received thereafter by NIF with respect to the applicable Acquired Fund will be deemed to be redemption requests for shares of the corresponding Acquiring Fund issued pursuant to this Plan. As of the Closing Time, all issued and outstanding shares of the applicable Acquired Fund will be canceled on the books of NIF. The applicable Acquired Fund shareholder will have the right to receive any unpaid dividends or other distributions that were declared as of or prior to the Closing Time with respect to the applicable Acquired Fund Shares that are held by the applicable Acquired Fund shareholder at the Closing Time.

1.7	Any transfer taxes payable upon the issuance of corresponding Acquiring Fund Shares in a name other than the registered holder of the applicable Acquired Fund Shares on the books of any Fund will be paid by the person to whom the corresponding Acquiring Fund Shares are to be distributed as a condition of such transfer.

1.8	The legal existence of the applicable Acquired Fund will be terminated as promptly as reasonably practicable after the Closing Time. After the Closing Time, the applicable Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

1.9	Any reporting responsibility of an Acquired Fund shall remain the responsibility of the applicable Acquired Fund up to and including the Closing Date and such later date on which the applicable Acquired Fund is terminated.

2.	Valuation

2.1	The value of the applicable Acquired Fund’s assets to be acquired by the corresponding Acquiring Fund hereunder, and the value of the full and fractional corresponding Acquiring Fund Shares to be issued in exchange for the applicable Acquired Fund’s assets, will be computed as of the valuation time provided in the corresponding Acquiring Fund’s prospectus on the Closing Date (for purposes of paragraph 1.4, the “Valuation Date”) using the valuation procedures set forth in the corresponding Acquiring Fund’s current prospectus and statement of additional information.

2.2	All computations of value will be made by Northern Trust.

3.	Closing And Closing Date

3.1	The transfer of the applicable Acquired Fund’s assets in exchange for the assumption by the corresponding Acquiring Fund of the applicable Acquired Fund’s liabilities and the issuance of corresponding Acquiring Fund Shares to the applicable Acquired Fund, as described above, together with such related acts as are necessary to consummate such transactions (the “Closing”), will occur at such place and on such date or dates and time or times (together, the “Closing Time”) as may be determined by each Board of Trustees or an authorized officer of the Trusts.

3.2	At the Closing, the Trusts, on behalf of the respective Funds, will deliver such bills of sale, checks, assignments, stock certificates, receipts or other documents as the Trusts deem necessary or reasonable or counsel may request.

3.3	Northern Trust, the custodian for the Acquiring Funds, shall deliver as soon as practicable after the Closing a certificate of an authorized officer of Northern Trust stating that (a) each applicable Acquired Fund’s portfolio securities, cash and any other assets have been delivered in proper form to the corresponding Acquiring Fund on the Closing Date and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the deliver of portfolio securities.

3.4	In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of an Acquiring Fund or an Acquired Fund shall be closed for trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of an Acquiring Fund or an Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5	Each Acquired Fund shall deliver at the Closing a list of the names and addresses of the applicable Acquired Fund’s shareholders and the number of Acquired Fund Shares owned by each such shareholder immediately prior to the Closing or provide such information to the corresponding Acquiring Fund’s transfer agent. Each corresponding Acquiring Fund shall issue and deliver a confirmation evidencing the corresponding Acquiring Fund Shares to be credited to the applicable Acquired Fund’s account on the Closing Date to the Secretary of the applicable Acquired Fund or provide evidence satisfactory to the applicable Acquired Fund that such corresponding Acquiring Fund shares have been credited to the applicable Acquired Fund’s account on the books of the corresponding Acquiring Fund.

4.	Representations and Warranties

4.1	NIF, on behalf of each Acquired Fund, represents and warrants that:

4.1.A	There are no contracts or other commitments (other than this Plan) of an Acquired Fund which will be terminated with liability to an Acquired Fund prior to the Closing Date;

4.1.B	No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against any Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. NIF knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

4.1.C	The Statements of Assets and Liabilities of each Acquired Fund as of November 30, 2011, the Schedules of Investments and the related Statements of Operations for the year then ended and the Financial Highlights for each of the five years in the period then ended, have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the corresponding Acquiring Fund) fairly reflect the financial condition of each Acquired Fund as of such dates. The unaudited financial statements of each Acquired Fund for the six months ended May 31, 2012 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the corresponding Acquiring Fund) fairly reflect the financial condition of each Acquired Fund as of such date, and there are no known contingent liabilities of each Acquired Fund as of May 31, 2012 that are not disclosed therein;

4.1.D	Since November 30, 2011 and May 31, 2012, there has not been any material adverse change in an Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any occurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subsection D, a decline in net asset value per share of an Acquired Fund due to declines in market values of securities in the applicable Acquired Fund’s portfolio, the discharge of an Acquired Fund’s liabilities, or the redemption of Acquired Fund Shares by the applicable Acquired Fund’s shareholders shall not constitute a material adverse change;

4.1.E	At the date hereof and at the Closing Date, all federal and other tax returns and reports, including extensions of each Acquired Fund required by law to have been filed by such dates shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the applicable Acquired Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

4.1.F	For each taxable year of its operation (including the taxable year ending on the Closing Date), each Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and has been eligible to and has computed its federal income tax under Section 852 of the Code and each Acquired Fund will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

4.1.G	All of the issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the applicable Acquired Fund. All of the Acquired Fund Shares will, at the time of Closing, be held by persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.5. No Acquired Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

4.1.H	At the Closing Date, (i) each Acquired Fund will have good and marketable title to the applicable Acquired Fund’s assets to be transferred to the corresponding Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and payment for such assets, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act with respect to privately-placed or otherwise restricted securities that the applicable Acquired Fund may have acquired in the ordinary course of business and of which the corresponding Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

4.1.I	The information furnished by each Acquired Fund for use in applications for orders, registration statements or information statement materials or for use in any other document filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority (“FINRA”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

4.1.J	The current prospectus and statement of information of each Acquired Fund on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statements of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

4.1.K	Insofar as the following relate to any Acquired Fund, the registration statement filed by the corresponding Acquiring Fund on Form N-14 relating to the corresponding Acquiring Fund

Shares that will be registered with the Commission pursuant to this Plan, which, without limitation, shall include an information statement of the Acquired Funds (the “Information Statement”) and the prospectus of the corresponding Acquiring Funds with respect to the transactions contemplated by this Plan, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this subsection shall not apply to statements in or omissions from the Information Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the applicable Acquiring Fund for use therein.

4.2	NF, with respect to each Acquiring Fund, represents and warrants that.

4.2.A	No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against any Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. NF knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or the business of the Acquiring Funds or their ability to consummate the transactions contemplated herein;

4.2.B	Since March 31, 2012, there has not been any material adverse change in any Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by an Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subsection B, a decline in net asset value per share of each Acquiring Fund due to declines in market values of securities in an Acquiring Fund’s portfolio, the discharge of each Acquiring Fund’s liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

4.2.C	At the date hereof and at the Closing Date, all federal and other tax returns and reports, including extensions, of each Acquiring Fund required by law to have been filed by such dates shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of each Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

4.2.D	For each taxable year of its operation (including the taxable year end on the Closing Date), (i) each Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and has computed its federal income tax under Section 852 of the Code and (ii) each Acquiring Fund will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued for the year including the Closing Date;

4.2.E	At the date hereof, all issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and, subject to Article V, Section 2 of NF’s Agreement and Declaration of Trust, non-assessable, with no personal liability attaching to the ownership thereof. No Acquiring Fund has outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

4.2.F	The Acquiring Fund Shares to be issued and delivered to each applicable Acquired Fund, for the account of the applicable Acquired Fund’s shareholders, pursuant to the terms of this Plan, will at the Closing Date have been duly authorized and when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and, subject to Article V, Section 2 of NF’s Agreement and Declaration of Trust, non-assessable. The shareholders of the Acquiring Funds shall be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of the State of Delaware;

4.2.G	At the Closing Date, the Acquiring Funds will have good and marketable title of their assets;

4.2.H	The information furnished by each Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed with any federal, state or local regulatory authority (including FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

4.2.I	The current prospectus and statement of information of each Acquiring Fund on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statements of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

4.2.J	Insofar as the following relate to any Acquiring Fund, the N-14 Registration Statement, on the effective date of the N-14 Registration Statement, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the Information Statement and the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Funds for use therein.

4.3	NTI represents and warrants to each Acquiring Fund as follows: To the knowledge of NTI (i) there are no claims, actions, suits or proceedings pending against any Acquired Fund, and (ii) there are no claims, actions, suits or proceedings, or circumstances that have been identified by NTI as reasonably likely to give rise to any claims, actions, suits or proceedings against the Acquired Funds that would materially adversely affect the Acquired Funds or their assets or business, other than those disclosed in writing to and accepted by the Acquiring Funds.

5.	Covenants of the Acquired Funds and the Acquiring Fund

5.1	The Acquiring Funds and the Acquired Funds will operate their respective businesses in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of dividends and distributions.

5.2	The Acquiring Funds agree to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.3	Each Acquired Fund covenants that: (i) the Acquiring Fund Shares to be issued to its shareholders hereunder are not being acquired for the purpose of making any distributions thereof other than in accordance with the terms of this Plan; (ii) to the best of the knowledge of each Acquired Fund, there is no plan or intention by the applicable Acquired Fund’s shareholders to sell, exchange or otherwise dispose of a number of Acquired Fund Shares (or corresponding Acquiring Fund Shares received in the Reorganization), in connection with the Reorganization that would reduce the applicable Acquired Fund Shareholders’ ownership of Acquired Fund Shares (or equivalent corresponding Acquiring Fund Shares) to a number of shares that is less than 50 percent of the number of Acquired Fund Shares as of the record date of the Reorganization; and (iii) no Acquired Fund will take any position on any federal state or local income or franchise tax return, or take any other tax reporting position, that is inconsistent with the treatment of the Reorganization as a “reorganization” within the meaning of Section 368(a) of the Code.

5.4	The Acquired Funds will assist each corresponding Acquiring Fund in obtaining such information as the corresponding Acquiring Fund reasonably requests concerning the beneficial ownership of the applicable Acquiring Fund Shares.

5.5	Subject to the provisions of this Plan, NF, on behalf of the Acquiring Funds and NIF, on behalf of the Acquired Funds, will each take, or cause to be taken, all actions and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

5.6	Each Acquired Fund will provide the corresponding Acquiring Fund with information reasonably necessary for the preparation of a prospectus which will include the Information Statement referred to in paragraph 4.1.H, all to be included in the Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act.

5.7	NF, on behalf of the Acquiring Funds, agrees to indemnify and advance expenses to each person who at the time of the execution of this Plan serves as a Trustee or officer (“Indemnified Person”) of NIF, against money damages actually and reasonably incurred by such Indemnified Person in connection with any claim that is asserted against such Indemnified Person arising out of such person’s service as a Trustee or officer of NIF, as such service involves an Acquired Fund, with respect to matters specifically relating to the Reorganization, provided that such indemnification and advancement of expenses shall be permitted to the fullest extent that is available under applicable law. This paragraph 5.7 shall not protect any such Indemnified Person against any liability to an Acquired Fund, an Acquiring Fund or their shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or from reckless disregard of the duties involved in the conduct of his or her office. An Indemnified Person seeking indemnification shall be entitled to advances from NF, on behalf of the Acquiring Fund, for payment of the reasonable expenses incurred by him or her in connection with the matter as to which he or she is seeking indemnification in the manner and to the fullest extent permissible under applicable law. Such Indemnified Person shall provide to NF, on behalf of the Acquiring Fund, a written affirmation of his or her good faith belief that the standard of conduct necessary for indemnification by the Acquiring Fund under this paragraph has been met and a written undertaking to repay any advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the Indemnified Person shall provide security in form and amount acceptable to NF, on behalf of the Acquiring Fund, for its undertaking; (b) the Acquiring Fund is insured against losses arising by reason of the advance; or (c) either a majority of a quorum of disinterested non-party trustees of NF, or independent legal counsel experienced in mutual fund matters, selected by the Indemnified Person, in a written opinion, shall have determined, based on a review of facts readily available to the Trust at the time the advance is proposed to be made, that there is reason to believe that the Indemnified Person will ultimately be found to be entitled to indemnification.

5.8

The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither NIF, the Acquiring Funds, NF, nor the Acquired Funds shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return)

that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing date, the Acquiring Funds, NF and the Acquired Funds will take such action or cause such action to be taken, as reasonably necessary to enable Drinker Biddle & Reath LLP to render the tax opinion contemplated in paragraph 6.5.

5.9	Recently promulgated Internal Revenue Service Regulations require that the Acquiring Funds provide to the Internal Revenue Service and the Funds’ shareholders information regarding the effect of the Reorganization on the Fund shareholders’ tax basis for the shares issued in the Reorganization. An Acquiring Fund can satisfy this obligation by posting a completed IRS Form 8937 on its website for 10 years. Each Acquiring Fund intends to post the required IRS Form 8937 on its website for at least 10 years.

6.	Conditions

Consummation of the Reorganization is subject to the following conditions:

6.1	This Plan and the transactions contemplated herein will be approved by the Trustees of each Trust, and, if required by applicable law, by the requisite vote of each Acquired Fund’s shareholders;

6.2	Prior to the Closing Time, each Acquired Fund will declare a dividend, with a record date and ex-dividend date prior to the Closing Time, which, together with all previous dividends, will have the effect of distributing to its shareholders all of the applicable Acquired Fund’s investment company taxable income, if any, for the taxable periods or years ended on or before November 30, 2011 and for the subsequent period up to and including the Closing Time, and all of the applicable Acquired Fund’s net capital gain, if any recognized in the taxable periods or years ended on or before November 30, 2011 and in the subsequent period up to and including the Closing Time.

6.3	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities) deemed necessary by the Trusts to permit consummation, in all material respects, of the transactions contemplated hereby will be obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of a Trust, the applicable Acquired Fund or the corresponding Acquiring Fund, provided that a Trust may waive any of such conditions for itself or the respective Funds;

6.4	At the Closing Time, NIF, on behalf of each applicable Acquired Fund, will have good and marketable title to the assets to be transferred to the corresponding Acquiring Fund pursuant to paragraph 1.1, and will have full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and in payment for such assets, NF, on behalf of the corresponding Acquiring Fund, will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act;

6.5	Each Trust will receive at or before the Closing Time an opinion of Drinker Biddle & Reath LLP satisfactory to the Trusts, substantially to the effect that for federal income tax purposes and with respect to other matters:

6.5.A	The transfer of all of the assets and liabilities of the applicable Acquired Fund to the corresponding Acquiring Fund in exchange for the issuance of corresponding Acquiring Fund Shares to the applicable Acquired Fund, followed by the distribution in liquidation by the applicable Acquired Fund of the corresponding Acquiring Fund Shares to the applicable Acquired Fund shareholders in exchange for their applicable Acquired Fund Shares and the termination of the applicable Acquired Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the applicable Acquired Fund and the corresponding Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

6.5.B	No gain or loss will be recognized by either the applicable Acquired Fund upon (i) the transfer of its assets to the corresponding Acquiring Fund in exchange for the issuance of corresponding Acquiring Fund Shares to the applicable Acquired Fund and the assumption by the corresponding Acquiring Fund of the applicable Acquired Fund’s liabilities, if any, and (ii) the distribution by the applicable Acquired Fund of the corresponding Acquiring Fund Shares to the applicable Acquired Fund shareholders;

6.5.C	No gain or loss will be recognized by the corresponding Acquiring Fund upon its receipt of the applicable Acquired Fund’s assets in exchange for the issuance of corresponding Acquiring Fund Shares to the applicable Acquired Fund and the assumption by the corresponding Acquiring Fund of the liabilities, if any, of the applicable Acquired Fund;

6.5.D	The tax basis of the assets acquired by the corresponding Acquiring Fund from the applicable Acquired Fund will be, in each instance, the same as the tax basis of those assets in the applicable Acquired Fund’s hands immediately before the transfer;

6.5.E	The tax holding period of the assets of the applicable Acquired Fund in the hands of the corresponding Acquiring Fund will, in each instance, include the applicable Acquired Fund’s tax holding period for those assets;

6.5.F	The applicable Acquired Fund’s shareholders will not recognize gain or loss upon the exchange of their applicable Acquired Fund Shares for corresponding Acquiring Fund Shares as part of the transaction;

6.5.G	The tax basis of the corresponding Acquiring Fund Shares received by applicable Acquired Fund shareholders in the transaction will be, for each applicable Acquired Fund shareholder, the same as the tax basis of the applicable Acquired Fund Shares surrendered in exchange therefor;

6.5.H	The tax holding period of the corresponding Acquiring Fund Shares received by applicable Acquired Fund shareholders will include, for each applicable Acquired Fund shareholder, the tax holding period for the applicable Acquired Fund Shares surrendered in exchange therefor, provided that those applicable Acquired Fund Shares were held as capital assets on the date of the exchange;

6.5.I	Each Acquired Fund is a series of NIF, a Delaware statutory trust validly existing and in good standing under the laws of the State of Delaware, and each Acquiring Fund is a series of NF, a Delaware statutory trust validly existing and in good standing under the laws of the State of Delaware;

6.5.J	No Acquired Fund or Acquiring Fund is, and the execution, delivery and performance of this Plan by each Acquired Fund and Acquiring Fund will not result in, violation of the Trusts’ Agreement and Declaration of Trust or By-Laws, each as amended, or any material agreement, indenture, contract, lease or other undertaking to which NIF, with respect to an Acquired Fund or to which NF, with respect to an Acquiring Fund, is a party, or by which an Acquired Fund or an Acquiring Fund or its property are bound;

6.5.K	NIF and NF is each a registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect; and

6.5.L	The execution, delivery and performance of this Plan has been duly authorized by all necessary actions on the part of each of the NIF and NF Board of Trustees, and this Plan will constitute a valid and binding obligation of NIF with respect to each Acquired Fund and of NF with respect to each Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

6.6	All representations and warranties of NIF, on behalf of an Acquired Fund, and NF, on behalf of an Acquiring Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the actions contemplated by this Plan, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

Each Trust will make and provide representations with respect to the applicable Acquired Fund and the corresponding Acquiring Fund, respectfully, that are reasonably necessary to enable Drinker Biddle & Reath LLP to deliver an opinion substantially as set forth in paragraph 6.5, which opinion may address such other matters, if any, that Drinker Biddle & Reath LLP believes to be material to the Reorganization.

7.	Status of Acquiring Fund Shares

Acquiring Fund Shares issued in connection with the transactions contemplated herein will be duly and validly issued and outstanding and fully paid and non-assessable by NF.

8.	Expenses

NTI will bear all of the expenses in connection with carrying out this Plan, including the fees and disbursements of attorneys, auditors and custodians, any federal and state stock transfer stamps required for the transfer of the applicable Acquired Fund’s securities to the corresponding Acquiring Fund and for the transfer of corresponding Acquiring Fund Shares to registered shareholders of the applicable Acquired Fund in liquidation of each Acquired Fund.

9.	Termination

This Plan may be terminated by each of the Boards of Trustees of the Trusts, and the Funds may abandon the Reorganization contemplated hereby, notwithstanding approval thereof by the shareholders of each Acquired Fund, at any time prior to the Closing, if circumstances develop that, in either Board’s judgment, make proceeding with the Plan inadvisable.

10.	Amendment

This Plan may be amended, modified or supplemented in such manner as may be determined by the Trustees; provided, however, that following the approval of this Plan by any Acquired Fund’s shareholders, no such amendment may have the effect of changing the provisions for determining the number of corresponding Acquiring Fund Shares to be paid to that Fund’s shareholders under this Plan to the detriment of such Fund shareholders without their further approval.

11.	Headings; Counterparts; Governing Law; Assignment; Survival; Waiver

11.1	The article and paragraph headings contained in this Plan are for reference purposes only and do not affect in any way the meaning or interpretation of this Plan.

11.2	This Plan will be governed by and construed in accordance with the laws of the State of Delaware.

11.3	This Plan will be binding upon and inure to the benefit of the Funds and their respective successors and assigns. Nothing herein expressed or implied is intended or will be construed to confer upon or give any person, firm or corporation other than the Funds and their respective successors and assigns any rights or remedies under or by reason of this Plan.

11.4

All persons dealing with the Trusts, each applicable Acquired Fund or each corresponding Acquiring Fund must look solely to the property of the Trusts, the applicable Acquired Fund, or the corresponding Acquiring Fund, respectively, for the enforcement of any claims against the Trusts, the applicable

Acquired Fund or the corresponding Acquiring Fund, as neither the Trustees, officers, agents nor shareholders of the Trusts assume any personal liability for obligations entered into on behalf of the Trusts, the applicable Acquired Fund or the corresponding Acquiring Fund. No series of a Trust will be responsible for any obligations assumed by or on behalf of any other series of the Trust under this Plan.

11.5	The obligations set forth herein will not survive the Closing, except for the provisions of paragraph 1.8.

11.6	Each Trust, after consultation with counsel and by consent of its Board of Trustees, or any officer, may waive any condition to the obligations hereunder if, in their or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Funds.

12.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Plan will be in writing and will be given by prepaid telegraph, telecopy or certified mail addressed to each Trust at 50 South LaSalle Street, Chicago, Illinois 60603, Attention: President of Northern Funds and Northern Institutional Funds.

IN WITNESS WHEREOF, each Trust has caused this Plan to be executed by a duly authorized officer.

NORTHERN INSTITUTIONAL FUNDS, acting on behalf of its Bond Portfolio, Intermediate Bond Portfolio, U.S. Government Securities Portfolio, Large Cap Equity Portfolio, Large Cap Growth Portfolio, International Equity Portfolio, Equity Index Portfolio, International Equity Index Portfolio and Small Company Index Portfolio

By:
Title:

NORTHERN FUNDS, acting on behalf of its Fixed Income Fund, Short-Intermediate U.S. Government Fund, Large Cap Equity Fund, Large Cap Growth Fund, International Equity Fund, Stock Index Fund, International Equity Index Fund and Small Cap Index Fund

By:
Title:

NORTHERN TRUST INVESTMENTS, INC., with respect to paragraphs 4.3 and 8 only

By:
Title:

APPENDIX B

Comparison of Investment Restrictions

The following table shows the fundamental investment restrictions of the Acquired Funds and the fundamental investment restrictions of the Acquiring Funds.

Restriction	Acquired Funds	Acquiring Funds
Making loans (fundamental)	No Acquired Fund may make loans, except through (a) the purchase of debt obligations in accordance with the Acquired Fund’s investment objective and strategies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Acquired Fund to the extent permitted by law.	No Acquiring Fund may make loans, except through (a) the purchase of debt obligations in accordance with the Acquiring Fund’s investment objective and strategies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Acquiring Fund to the extent permitted by law.

Purchasing and selling real estate (fundamental)	No Acquired Fund may purchase or sell real estate, but this restriction shall not prevent an Acquired Portfolio from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of REITs or other issuers that deal in real estate.	No Acquiring Fund may purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent an Acquiring Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of REITs or other issuers that deal in real estate.

Investing in commodities (fundamental)	No Acquired Fund may invest in commodities or commodity contracts, except that each Acquired Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.	No Acquiring Fund may invest in commodities or commodity contracts, except that each Acquiring Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

Investing for control (fundamental)	No Acquired Fund may invest in companies for the purpose of exercising control.	No Acquiring Fund may invest in companies for the purpose of exercising control.

Underwriting securities (fundamental)	No Acquired Fund may act as underwriter of securities, except as an Acquired Fund may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies.	No Acquiring Fund may act as underwriter of securities, except as an Acquiring Fund may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management strategies.

Diversification (fundamental)	No Acquired Fund may make any investment inconsistent with the Portfolio’s classification as a diversified investment company under the 1940 Act.	No Acquiring Fund may make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

B-1

Restriction	Acquired Funds	Acquiring Funds
Concentration (fundamental)	No Acquired Fund may purchase securities (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if such purchase would cause more than 25% in the aggregate of the market value of the total assets of an Acquired Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry. For the purpose of this restriction, as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.	No Acquiring Fund may purchase securities (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) if such purchase would cause 25% or more in the aggregate of the market value of the total assets of an Acquiring Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry. For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

Borrowing money (fundamental)	No Acquired Fund may borrow money, except that to the extent permitted by applicable law (a) a Portfolio may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33 1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) an Acquired Fund may borrow up to an additional 5% of its total assets for temporary purposes, (c) an Acquired Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) an Acquired Fund may purchase securities on margin. If due to market fluctuations or other reasons an Acquired Fund’s borrowings exceed the limitations stated above, NIF will promptly reduce the borrowings of such Acquired Fund in accordance with the	No Acquiring Fund may borrow money, except that to the extent permitted by applicable law (a) a Fund may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33 1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) an Acquiring Fund may borrow up to an additional 5% of its total assets for temporary purposes, (c) an Acquiring Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) an Acquiring Fund may purchase securities on margin. If due to market fluctuations or other reasons an Acquiring Fund’s borrowings exceed the limitations stated above, NF will promptly reduce the borrowings of an Acquiring Fund in accordance with the 1940 Act. In addition, as a matter of

B-2

Restriction	Acquired Funds	Acquiring Funds
	1940 Act. In addition, as a matter of fundamental policy, an Acquired Fund will not issue senior securities to the extent such issuance would violate applicable law.	fundamental policy, an Acquiring Fund will not issue senior securities to the extent such issuance would violate applicable law.

Purchasing securities of investment companies (fundamental)	Notwithstanding any of the Acquired Funds’ other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), each Acquired Fund may: (a) purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategies and fundamental restrictions as the Acquired Fund.	Notwithstanding any of an Acquiring Fund’s other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), each Acquiring Fund may: (a) purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, strategies and fundamental restrictions as the Acquiring Fund.

Additional Information:

For the purposes of the Investment Restrictions covering loans and borrowing money, NIF and NF have each received an exemptive order from the SEC permitting them to participate in lending and borrowing arrangements with affiliates.

In applying the investments concerning diversification, NIF and NF consider a security to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Portfolio or Fund, does not exceed 10% of the value of the Portfolio’s or Fund’s total assets.

Except to the extent otherwise provided in the Investment Restrictions covering concentration, for the purpose of such restriction in determining industry classification, a Portfolio or Fund may use any one of the following: the Bloomberg Industry Group Classification, S&P, J.J. Kenny Municipal Purpose Codes, FT Interactive Industrial Codes, Securities Industry Classification Codes or the Global Industry Classification Standard. For the purpose of determining the percentage of a Portfolio’s total assets invested in securities of issuers having their principal business activities in a particular industry, an asset-backed security will be classified separately based on the nature of its underlying assets.

Notwithstanding the Investment Restrictions covering borrowing, each Portfolio or Fund intends, as a non-fundamental policy, to limit all borrowings to no more than 25% of its total assets (including the amount borrowed).

Any Investment Restriction which involves a maximum percentage (other than the restriction set forth covering borrowing) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, a Portfolio or Fund. The 1940 Act requires

B-3

that if the asset coverage for borrowings at any time falls below the limits described the Investment Restriction covering borrowing, the Portfolio or Fund will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.

The NIF Portfolios are subject to the following additional non-fundamental restriction:

Securities held in escrow or separate accounts in connection with a Portfolio’s investment practices described in this SAI and the applicable Prospectus are not deemed to be mortgaged, pledged or hypothecated for purposes of the foregoing restrictions.

NIF STM (9/12)

B-4

PART B

STATEMENT OF ADDITIONAL INFORMATION

Registration Statement on Form N-14

Northern Funds (“NF”)

50 South LaSalle Street

Chicago, IL 60603

1-800-595-9111

Northern Institutional Funds (“NIF”)

50 South LaSalle Street

Chicago, IL 60603

1-800-637-1380

This Statement of Additional Information, relating specifically to the Reorganization of the Acquired Funds into the Acquiring Funds as set forth in the following table.

Acquired Fund	Acquiring Fund
NIF Bond Portfolio	NF Fixed Income Fund
NIF Intermediate Bond Portfolio	NF Fixed Income Fund
NIF U.S. Government Securities Portfolio	NF Short-Intermediate U.S. Government Fund
NIF Large Cap Equity Portfolio	NF Large Cap Equity Fund
NIF Large Cap Growth Portfolio	NF Large Cap Growth Fund
NIF International Equity Portfolio	NF International Equity Fund
NIF Equity Index Portfolio	NF Stock Index Fund
NIF International Equity Index Portfolio	NF International Equity Index Fund
NIF Small Company Index Portfolio	NF Small Cap Index Fund

The Statement of Additional Information consists of this document and the following described documents:

•	The Statement of Additional Information of the Northern Institutional Equity and Fixed Income Portfolios, including the Acquired Funds, dated April 1, 2012, as supplemented to date.

•	The Statements of Additional Information of the Equity and Fixed Income Funds and the Equity Index Funds, including the Acquiring Funds dated July 31, 2012, as supplemented to date.

•

The audited financial statements and related Reports of the Independent Registered Public Accounting Firm for the Acquired Funds and the Acquiring Funds included in Northern Institutional Funds’ Annual Reports for the fiscal year ended November 30, 2011 and in Northern Funds’ Annual Reports for the fiscal year ended March 31, 2012, respectively, and the unaudited financial statements for the Acquired Funds included in Northern Institutional Funds’ Semi-Annual Reports for the period ended May 31, 2012.

This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Prospectus/Information Statement dated September 20, 2012. A copy of the Prospectus/Information Statement may be obtained without charge by contacting Northern Institutional Funds at P.O. Box 75986, Chicago, Illinois 60675-5986 or by calling 800-637-1380 (toll-free) or on the NIF Web Site at northernfunds.com/institutional. You may also request a copy by e-mail request to:
northern-funds@ntrs.com.

The date of this Statement of Additional Information is September 20, 2012.

STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION

The Board of Trustees of NF and NIF reviewed and approved the Plan of Reorganization (the “Plan”) that provides for the reorganization of the Acquired Funds with and into the Acquiring Funds (the “Reorganization”). The NIF Board of Trustees determined that the Reorganization is in the best interests of each Acquired Fund and that the interests of shareholders of the Acquired Funds will not be diluted as a result of the Reorganization.

Pursuant to the Plan, each Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund and the corresponding Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund. The Acquired Fund will then distribute these shares of the corresponding Acquiring Fund to its shareholders in complete liquidation of the Acquired Fund. Immediately after the Reorganization, each person who held shares in the Acquired Fund will hold shares in the corresponding Acquiring Fund with the same value as that person’s interest in the Acquired Fund as of the closing dates of the Reorganization.

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS

This Statement of Additional Information incorporates by reference the following documents, which contain additional information about the Acquired Funds and the Acquiring Funds and, as applicable, will be sent to any shareholder requesting this Statement of Additional Information:

•

The Statement of Additional Information dated April 1, 2012 of NIF with respect to the Northern Institutional Equity and Fixed Income Portfolios, including the Acquired Funds, as filed with the Securities and Exchange Commission (“SEC”) on March 21, 2012 (Registration Nos. 2-80543 and 811-03605, EDGAR accession number
0001193125-12-125345).

•

The Statement of Additional Information dated July 31, 2012 of NF with respect to the Northern Equity and Fixed Income Funds, including the Acquiring Funds (other than the Stock Index, International Equity Index and Small Cap Index Funds), as filed with the Securities and Exchange Commission (“SEC”) on July 23, 2012 (Registration
Nos. 33-73404 and 811-08236, EDGAR accession number 0001193125-12-310485).

•

The Statement of Additional Information dated July 31, 2012 of NF with respect to the Northern Equity Index Funds, including the Stock Index, International Equity Index and Small Cap Index Funds, as filed with the Securities and Exchange Commission (“SEC”) on July 23, 2012 (Registration Nos. 33-73404 and 811-08236, EDGAR accession number 0001193125-12-310485).

FINANCIAL STATEMENTS

Historical financial information regarding the Acquired Funds and the Acquiring Funds is included in the following documents, which are incorporated by reference herein:

•

The audited financial statements and financial highlights and related Reports of Independent Registered Public Accounting Firm for the Acquired Funds included in NIF’s Annual Reports for the year ended November 30, 2011 as filed with the SEC on February 3, 2012 (Registration Nos. 2-80543 and 811-03605, EDGAR accession number
0001193125-12-038722). No other parts of the NIF’s Annual Reports are incorporated herein by reference.

•

The audited financial statements and financial highlights and related Reports of Independent Registered Public Accounting Firm for the Acquiring Funds included in NF’s Annual Reports for the year ended March 31, 2012 as filed with the SEC on June 7, 2012 (Registration Nos. 33-73404 and 811-08236, EDGAR accession number
0001193125-12-262917). No other parts of the Northern Funds’ Annual Reports are incorporated herein by reference.

•

The unaudited financial statements for the Acquired Funds included in NIF’s Semi-Annual Reports for the period ended May 31, 2012 as filed with the SEC on August 3, 2012 (Registration Nos. 2-80543 and 811-03605, EDGAR accession number 0001193125-12-333707). No other parts of the NIF’s Semi-Annual Reports are incorporated herein by reference.

LEGAL MATTERS

Certain legal matters in connection with the issuance of each Acquiring Fund’s shares as part of the Reorganization will be passed upon by Drinker Biddle & Reath LLP, counsel to NIF and NF.

EXPERTS

The audited financial statements of the Acquired Funds and the Acquiring Funds, incorporated by reference in the Statement of Additional Information, have been audited by Ernst & Young LLP and Deloitte & Touche LLP, Northern Institutional Funds’ and Northern Funds’ independent registered public accounting firm, respectively, to the extent indicated in their reports thereon, which are included in the Annual Reports to Shareholders of the Acquired Funds and the Acquiring Funds for the fiscal year ended November 30, 2011 and March 31, 2012, respectively.

PRO FORMA NARRATIVES FOR THE PERIOD ENDED MARCH 31, 2012

Pro Forma Financial Information

Northern Institutional Funds Bond Portfolio and Northern Institutional Funds Intermediate Bond Portfolio into Northern Funds Fixed Income Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Acquired Fund and the Acquiring Fund, each as identified below, for the twelve-month period ended March 31, 2012. Actual results could differ from those estimates. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Acquired Funds and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganizations of each of the Acquired Funds into the Acquiring Fund pursuant to a Plan of Reorganization (the “Plan”) as of April 1, 2011. No reorganization is contingent upon any other reorganization.

Acquired Fund	Acquiring Fund	12 Month Period Ended
Northern Institutional Funds Bond Portfolio	Northern Funds Fixed Income Fund	March 31, 2012
Northern Institutional Funds Intermediate Bond Portfolio

Basis of Pro Forma

Each reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the reorganizations. The Acquired Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. Each reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Acquired Fund shareholders in complete liquidation of the Acquired Fund. The table below shows the class and shares that Acquired Fund shareholders would have received if the reorganization were to have taken place on March 31, 2012 and based on the Acquiring Fund’s net asset value as of March 31, 2012.

Acquired Funds Share Class	Northern Institutional Funds Bond Portfolio (Acquired Fund) Shares Exchanged (in 000’s of the Acquiring Fund)	Northern Institutional Funds Intermediate Bond Portfolio (Acquired Fund) Shares Exchanged (in 000’s of the Acquiring Fund)	Acquiring Fund Share Class
Class A	23,060	2,921	Shares

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated.

Note 2 — Net Assets

The table below shows the net assets of the Acquired Funds and the Acquiring Fund and Pro Forma combined net assets, assuming all reorganizations are completed, as of the dates indicated.

Fund	Net assets (in 000’s)		As of
Northern Institutional Funds Bond Portfolio (Acquired Fund)	$241,209		March 31, 2012
Northern Institutional Funds Intermediate Bond Portfolio (Acquired Fund)	$30,549		March 31, 2012
Northern Funds Fixed Income Fund (Acquiring Fund)	$1,658,673	*	March 31, 2012
Northern Funds Fixed Income Fund (Pro Forma Combined)	$1,930,431		March 31, 2012

*	Net Assets shown are from audited financial statements as of March 31, 2012.

Note 3 — Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined Fund’s net assets as if the reorganization had taken place on April 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Funds and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense (in 000’s)*
Investment Advisory Fees(1)	(4,084)
Administrative Fees(2)	133
Transfer Agent Fees(2)	245
Custody & Accounting Fees(2)	(51)
Professional Fees(3)	(16)
Trustee Fees(3)	(4)
Other Fees(3)	(60)
Fee waiver and/or expense reimbursements(4)	199

(1)	The Investment Advisory fee was adjusted pursuant to the Fee Reduction Commitment between the Investment Adviser and the Acquiring Fund that became effective on August 24, 2012. Under this contractual agreement, the annual Advisory fee is 0.40% of the first $1.5 billion, 0.38% of the next $1 billion of the Fund’s average daily net assets and 0.36% of the Fund’s average daily net assets over $2.5 billion.
(2)	Fees were adjusted pursuant to the service/contractual agreements of the Acquiring Fund in effect as of March 31, 2012.
(3)	Fees were reduced to eliminate the effects of duplicative fees and to account for economies of scale.
(4)	Waivers and/or Reimbursements reflect the overall change in the net expense ratio from 0.36% for the Acquired Funds to 0.45% of the Acquiring Fund. The Acquiring Fund’s expenses are currently capped at 0.45% subject to an expense reimbursement agreement, which is expected to continue until at least September 20, 2013. After this date, the Investment Adviser or the Acquiring Fund may terminate the contractual arrangements.
*	The amounts presented in the table were calculated based on the pro forma combined Fund’s expenses being capped at 0.45% for the full fiscal year ending March 31, 2012.

No significant accounting policies will change as a result of the reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs

The Acquired Funds—Northern Institutional Funds Bond Portfolio and the Northern Institutional Funds Intermediate Bond Portfolio—are expected to incur approximately $33,000 of reorganization costs and Northern Trust Investments, Inc. will bear 100% of these costs. These costs represent the non recurring expense of each Acquired Fund carrying out its obligations under the Plan and consist of professional services fees, printing costs and mailing charges related to the proposed reorganization. The Acquiring Fund—Northern Funds Fixed Income Fund—is expected to incur approximately $38,000 of expenses in connection with the Reorganization and Northern Trust Investments, Inc. will bear 100% of these costs.

Note 5 — Repositioning Costs

The Reorganization may result in the sale of some of the portfolio securities of the Acquired Funds following the Reorganization as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The transaction costs incurred in connection with the sale of such portfolio securities following the Reorganization for the Northern Institutional Funds Intermediate Bond Portfolio and for the Northern Institutional Funds Bond Portfolio are estimated not to be material.

Note 6 — Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the same portfolio management team and same investment objective, investment strategy and policies/restrictions as the Acquiring Fund.

Note 7 — Capital Loss Carryforward

The Acquired Fund—Northern Institutional Funds Bond Portfolio—had a capital loss carryforward of approximately $2,190,000 at November 30, 2011, the Acquired Fund’s most recent fiscal year end. The Acquired Fund—Northern Institutional Funds Intermediate Bond Portfolio—did not have any capital loss carryforwards as of November 30, 2011, the Acquired Fund’s most recent fiscal year end. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Information Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Other Matters

CAPITALIZATION

The following table shows the unaudited capitalization of the Northern Institutional Funds Bond Portfolio, the Northern Institutional Funds Intermediate Bond Portfolio, and the Northern Funds Fixed Income Fund as of March 31, 2012, and the pro forma combined capitalization of all the Funds as if the Reorganization had occurred on that date. The capitalization of the Northern Institutional Funds Bond Portfolio, the Northern Institutional Funds Intermediate Bond Portfolio, and the Northern Funds Fixed Income Fund is likely to be different at the closing of the Reorganization as a result of daily share purchase and redemption activity and the effects of ongoing investment operations.

	Northern Institutional Funds Intermediate Bond Portfolio	Northern Institutional Funds Bond Portfolio	Northern Funds Fixed Income Fund*	Combined Fund (Northern Funds Fixed Income Fund)**

Net Assets (000’s)	$30,549	$241,209	$1,658,673	$1,930,431

Net Asset Value per share	$21.23	$21.89	$10.46	$10.46

Shares outstanding (000’s)	1,439	11,020	158,499	184,480

*	Information shown is from audited annual report as of March 31, 2012.
**	The Northern Funds Fixed Income Fund will be the accounting survivor for financial statement purposes.

Pro Forma Financial Information

Northern Institutional Fund U.S. Government Securities Portfolio into Northern Fund Short Intermediate U.S. Government Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Acquired Fund and the Acquiring Fund, each as identified below, for the twelve-month period ended March 31, 2012. Actual results could differ from those estimates. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Acquired Fund and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Acquired Fund into the Acquiring Fund pursuant to a Plan of Reorganization (the “Plan”) as of April 1, 2011. No reorganization is contingent upon any other reorganization.

Acquired Fund	Acquiring Fund	12 Month Period Ended
Northern Institutional Fund U.S. Government Securities Portfolio	Northern Fund Short-Intermediate U.S. Government Fund	March 31, 2012

Basis of Pro Forma

The reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the reorganizations. The Acquired Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Acquired Fund shareholders in complete liquidation of the Acquired Fund. The table below shows the class and shares that Acquired Fund shareholders would have received if the reorganization were to have taken place on March 31, 2012 and based on the Acquiring Fund’s net asset value as of March 31, 2012.

Acquired Fund Share Class	Northern Institutional Fund U.S. Government Securities Portfolio (Acquired Fund) Shares Exchanged (in 000’s of the Acquiring Fund)	Acquiring Fund Share Class
Class A	3,587	Shares

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated.

Note 2 — Net Assets

The table below shows the net assets of the Acquired Fund and the Acquiring Fund and Pro Forma combined net assets, assuming all reorganizations are completed, as of the dates indicated.

Fund	Net assets (in 000’s)		As of
Northern Institutional Fund U.S. Government Securities Portfolio (Acquired Fund)	$36,337		March 31, 2012
Northern Fund Short-Intermediate U.S. Government Fund (Acquiring Fund)	$319,615	*	March 31, 2012
Northern Fund Short-Intermediate U.S. Government Fund (Pro Forma Combined)	$355,952		March 31, 2012

*	Net Assets shown are from audited financial statements as of March 31, 2012.

Note 3 — Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined Fund’s net assets as if the reorganization had taken place on April 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense (in 000’s)*
Investment Advisory Fees(1)	(2,218)
Administrative Fees(2)	21
Transfer Agent Fees(2)	41
Custody & Accounting Fees(2)	(33)
Professional Fees(3)	(20)
Trustee Fees(3)	(15)
Other Fees(3)	(43)
Fee waiver and/or expense reimbursements(4)	903

(1)	The Investment Advisory fee was adjusted pursuant to the Fee Reduction Commitment between the Investment Adviser and the Acquiring Fund that became effective on August 24, 2012. Under this contractual agreement, the annual Advisory fee is 0.40% of the first $1.5 billion, 0.38% of the next $1 billion of the Fund’s average daily net assets and 0.36% of the Fund’s average daily net assets over $2.5 billion.
(2)	Fees were adjusted pursuant to the service/contractual agreements of the Acquiring Fund in effect as of March 31, 2012.
(3)	Fees were reduced to eliminate the effects of duplicative fees and to account for economies of scale.
(4)	Waivers and/or Reimbursements reflect the overall change in the net expense ratio from 0.36% for the Acquired Fund to 0.40% of the Acquiring Fund. The Acquiring Fund’s expenses are currently capped at 0.40% subject to an expense reimbursement agreement, which is expected to continue until at least September 20, 2013. After this date, the Investment Adviser or the Acquiring Fund may terminate the contractual arrangements.
*	The amounts presented in the table were calculated based on the pro forma combined Fund’s expenses being capped at 0.40% for the full fiscal year ending March 31, 2012.

No significant accounting policies will change as a result of the reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs

The Acquired Fund—Northern Institutional Fund U.S. Government Securities Portfolio—is expected to incur approximately $5,000 of reorganization costs and Northern Trust Investments, Inc. will bear 100% of these costs. These costs represent the non recurring expense of the Acquired Fund carrying out its obligations under the Plan and consist of professional services fees, printing costs and mailing charges related to the proposed reorganization. The Acquiring Fund—Northern Fund Short-Intermediate U.S. Government Fund—is expected to incur approximately $7,000 of expenses in connection with the Reorganization and Northern Trust Investments, Inc. will bear 100% of these costs.

Note 5 — Repositioning Costs

The Reorganization may result in the sale of some of the portfolio securities of the Acquired Fund following the Reorganization as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The transaction costs incurred in connection with the sale of such portfolio securities following the Reorganization for the Northern Institutional Fund U.S. Government Securities Portfolio are estimated not to be material.

Note 6 — Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the same portfolio management team and same investment objective, investment strategy and policies/restrictions as the Acquiring Fund.

Note 7 — Capital Loss Carryforward

The Acquired Fund—Northern Institutional Fund U.S. Government Securities Portfolio—did not have any capital loss carryforwards as of November 30, 2011, the Acquired Fund’s most recent fiscal year end. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Information Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Other Matters

CAPITALIZATION

The following table shows the unaudited capitalization of the Northern Institutional Fund U.S. Government Securities Portfolio and the Northern Funds Short Intermediate U.S. Government Fund as of March 31, 2012, and the pro forma combined capitalization of all the Funds as if the Reorganization had occurred on that date. The capitalization of the Northern Institutional Fund U.S. Government Securities Portfolio and the Northern Fund Short Intermediate U.S. Government Fund is likely to be different at the closing of the Reorganization as a result of daily share purchase and redemption activity and the effects of ongoing investment operations.

	Northern Institutional Funds U.S. Government Securities Portfolio	Northern Funds Short-Intermediate U.S. Government Fund	Pro Forma Combined Fund (Northern Funds Short-Intermediate U.S. Government Fund)*

Net Assets (000’s)	$36,337	$319,615	$355,952

Net Asset Value per share	$20.04	$10.13	$10.13

Shares outstanding (000’s)	1,813	31,548	35,135

*	The Northern Funds Short Intermediate U.S. Government Fund will be the accounting survivor for financial statement purposes.

Pro Forma Financial Information

Northern Institutional Funds Large Cap Equity Portfolio into Northern Funds Large Cap Equity Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Acquired Fund and the Acquiring Fund, each as identified below, for the twelve-month period ended March 31, 2012. Actual results could differ from those estimates. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Acquired Fund and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Acquired Fund into the Acquiring Fund pursuant to a Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table. No reorganization is contingent upon any other reorganization.

Acquired Fund	Acquiring Fund	12 Month Period Ended
Northern Institutional Funds Large Cap Equity Portfolio	Northern Funds Large Cap Equity Fund	March 31, 2012

Basis of Pro Forma

The reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the reorganizations. The Acquired Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Acquired Fund shareholders in complete liquidation of the Acquired Fund. The table below shows the class and shares that Acquired Fund shareholders would have received if the reorganization were to have taken place on March 31, 2012 and based on the Acquiring Fund’s net asset value as of March 31, 2012.

Acquired Fund Share Class	Northern Institutional Funds Large Cap Equity Portfolio (Acquired Fund) Shares Exchanged (in 000’s of the Acquiring Fund)	Acquiring Fund Share Class
Class A	166	Shares

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated.

Note 2 — Net Assets

The table below shows the net assets of the Acquired Fund and the Acquiring Fund and Pro Forma combined net assets, assuming all reorganizations are completed, as of the dates indicated.

Fund	Net assets (in 000’s)		As of
Northern Institutional Funds Large Cap Equity Portfolio (Acquired Fund)	$2,548		March 31, 2012
Northern Funds Large Cap Equity Fund (Acquiring Fund)	$141,286	*	March 31, 2012
Northern Funds Large Cap Equity Fund (Pro Forma Combined)	$143,834		March 31, 2012

*	Net Assets shown are from audited financial statements as of March 31, 2012.

Note 3 — Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined Fund’s net assets as if the reorganization had taken place on the April 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense (in 000’s)*
Investment Advisory Fees(1)	(142)
Administrative Fees(2)	2
Transfer Agent Fees(2)	5
Custody & Accounting Fees(2)	(27)
Professional Fees(3)	(3)
Trustee Fees(3)	(7)
Other Fees(3)	(54)
Fee waiver and/or expense reimbursements(4)	(68)

(1)	The Investment Advisory fee was adjusted pursuant to the Fee Reduction Commitment between the Investment Adviser and the Acquiring Fund that became effective on August 24, 2012. Under this contractual agreement, the annual Advisory fee is 0.75% of the first $1.0 billion, 0.71% of the next $1 billion of the Fund’s average daily net assets and 0.68% of the Fund’s average daily net assets over $2.0 billion.
(2)	Fees were adjusted pursuant to the service/contractual agreements of the Acquiring Fund in effect as of March 31, 2012.
(3)	Fees were reduced to eliminate the effects of duplicative fees and to account for economies of scale.
(4)	Waivers and/or Reimbursements reflect the overall change in the net expense ratio from 0.76% for the Acquired Fund to 0.85% of the Acquiring Fund. The Acquiring Fund’s expenses are currently capped at 0.85% subject to an expense reimbursement agreement, which is expected to continue until at least September 20, 2013. After this date, the Investment Adviser or the Acquiring Fund may terminate the contractual arrangements.
*	The amounts presented in the table were calculated based on the pro forma combined Fund’s expenses being capped at 0.85% for the full fiscal year ending March 31, 2012.

No significant accounting policies will change as a result of the reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs

The Acquired Fund—Northern Institutional Funds Large Cap Equity Portfolio—is expected to incur approximately $1,000 of reorganization costs and Northern Trust Investments, Inc. will bear 100% of these costs. These costs represent the non recurring expense of the Acquired Fund carrying out its obligations under the Plan and consist of professional services fees, printing costs and mailing charges related to the proposed reorganization. The Acquiring Fund—Northern Funds Large Cap Equity Fund—is expected to incur approximately $3,000 of expenses in connection with the Reorganization and Northern Trust Investments, Inc. will bear 100% of these costs.

Note 5 — Repositioning Costs

The Reorganizations may result in the sale of some of the portfolio securities of the Acquired Fund following the Reorganizations as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The transaction costs incurred in connection with the sale of such portfolio securities following the reorganization for the Northern Institutional Funds Large Cap Equity Portfolio are estimated not to be material.

Note 6 — Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the same portfolio management team and same investment objective, investment strategy and policies/restrictions as the Acquiring Fund.

Note 7 — Capital Loss Carryforward

The Acquired Fund—Northern Institutional Funds Large Cap Equity Portfolio—had a capital loss carryforward of approximately $20,448,000 at November 30, 2011, the Acquired Fund’s most recent fiscal year end. The Acquiring Fund—Northern Funds Large Cap Equity Fund had a capital loss carryforward of approximately $42,345,000 at March 31, 2012, the Acquiring Fund’s most recent fiscal year end. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Information Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Other Matters

CAPITALIZATION

The following table shows the unaudited capitalization of the Northern Institutional Funds Large Cap Equity Portfolio and the Northern Funds Large Cap Equity Fund as of March 31, 2012, and the pro forma combined capitalization of all the Funds as if the Reorganization had occurred on that date. The capitalization of the Northern Institutional Funds Large Cap Equity Portfolio and the Northern Funds Large Cap Equity Fund is likely to be different at the closing of the Reorganization as a result of daily share purchase and redemption activity and the effects of ongoing investment operations.

	Northern Institutional Funds Large Cap Equity Portfolio	Northern Funds Large Cap Equity Fund	Pro Forma Combined Fund (Northern Funds Large Cap Equity Fund)*

Net Assets (000’s)	$2,548	$141,286	$143,834

Net Asset Value per share	$7.39	$15.34	$15.34

Shares outstanding (000’s)	345	9,213	9,379

*	The Northern Funds Large Cap Equity Fund will be the accounting survivor for financial statement purposes.

Pro Forma Financial Information

Northern Institutional Funds Large Cap Growth Portfolio into Northern Funds Large Cap Growth Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Acquired Fund and the Acquiring Fund, each as identified below, for the twelve-month period ended March 31, 2012. Actual results could differ from those estimates. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Acquired Fund and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Acquired Fund into the Acquiring Fund pursuant to a Plan of Reorganization (the “Plan”) as of April 1, 2011. No reorganization is contingent upon any other reorganization.

Acquired Fund	Acquiring Fund	12 Month Period Ended
Northern Institutional Funds Large Cap Growth Portfolio	Northern Funds Large Cap Growth Fund	March 31, 2012

Basis of Pro Forma

The reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the reorganizations. The Acquired Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Acquired Fund shareholders in complete liquidation of the Acquired Fund. The table below shows the class and shares that Acquired Fund shareholders would have received if the reorganization were to have taken place on March 31, 2012 and based on the Acquiring Fund’s net asset value as of March 31, 2012.

Acquired Fund Share Class	Northern Institutional Funds Large Cap Growth Portfolio (Acquired Fund) Shares Exchanged (in 000’s of the Acquiring Fund)	Acquiring Fund Share Class
Class A	4,273	Shares

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated.

Note 2 — Net Assets

The table below shows the net assets of the Acquired Fund and the Acquiring Fund and Pro Forma combined net assets, assuming all reorganizations are completed, as of the dates indicated.

Fund	Net assets (in 000’s)		As of
Northern Institutional Funds Large Cap Growth Portfolio (Acquired Fund)	$106,815		March 31, 2012
Northern Funds Large Cap Growth Fund (Acquiring Fund)	$94,070	*	March 31, 2012
Northern Funds Large Cap Growth Fund (Pro Forma Combined)	$200,885		March 31, 2012

*	Net Assets shown are from audited financial statements as of March 31, 2012.

Note 3 — Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined Fund’s net assets as if the reorganization had taken place on April 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense (in 000’s)*
Investment Advisory Fees(1)	(174)
Administrative Fees(2)	43
Transfer Agent Fees(2)	78
Custody & Accounting Fees(2)	(16)
Professional Fees(3)	(3)
Trustee Fees(3)	(7)
Other Fees(3)	(47)
Fee waiver and/or expense reimbursements(4)	(19)

(1)	The Investment Advisory fee was adjusted pursuant to the Fee Reduction Commitment between the Investment Adviser and the Acquiring Fund that became effective on August 24, 2012. Under this contractual agreement, the annual Advisory fee is 0.75% of the first $1 billion, 0.71% of the next $1 billion of the Fund’s average daily net assets and 0.68% of the Fund’s average daily net assets over $2 billion.
(2)	Fees were adjusted pursuant to the service/contractual agreements of the Acquiring Fund in effect as of March 31, 2012.
(3)	Fees were reduced to eliminate the effects of duplicative fees and to account for economies of scale.
(4)	Waivers and/or Reimbursements reflect the overall change in the net expense ratio from 0.86% for the Acquired Fund to 0.85% of the Acquiring Fund. The Acquiring Fund’s expenses are currently capped at 0.85% subject to an expense reimbursement agreement, which is expected to continue until at least September 20, 2013. After this date, the Investment Adviser or the Acquiring Fund may terminate the contractual arrangements.
*	The amounts presented in the table were calculated based on the pro forma combined Fund’s expenses being capped at 0.85% for the full fiscal year ending March 31, 2012.

No significant accounting policies will change as a result of the reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs

The Acquired Fund—Northern Institutional Funds Large Cap Growth Portfolio—is expected to incur approximately $12,000 of reorganization costs and Northern Trust Investments, Inc. will bear 100% of these costs. These costs represent the non recurring expense of the Acquired Fund carrying out its obligations under the Plan and consist of professional services fees, printing costs and mailing charges related to the proposed reorganization. The Acquiring Fund—Northern Funds Large Cap Growth Fund—is expected to incur approximately $2,000 of expenses in connection with the Reorganization and Northern Trust Investments, Inc. will bear 100% of these costs.

Note 5 — Repositioning Costs

The Reorganization may result in the sale of some of the portfolio securities of the Acquired Fund following the Reorganization as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The transaction costs incurred in connection with the sale of such portfolio securities following the Reorganization for the Northern Institutional Funds Large Cap Growth Portfolio are estimated not to be material.

Note 6 — Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the same portfolio management team and same investment objective, investment strategy and policies/restrictions as the Acquiring Fund.

Note 7 — Capital Loss Carryforward

The Acquired Fund—Northern Institutional Funds Large Cap Growth Portfolio—had a capital loss carryforward of approximately $7,080,000 at November 30, 2011, the Acquired Fund’s most recent fiscal year end. The Acquiring Fund—Northern Funds Large Cap Growth Fund—had a capital loss carryforward of approximately $35,040,000 at March 31, 2012, the Acquiring Fund’s most recent fiscal year end. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Information Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Other Matters

CAPITALIZATION

The following table shows the unaudited capitalization of the Northern Institutional Funds Large Cap Growth Portfolio and the Northern Funds Large Cap Growth Fund as of March 31, 2012, and the pro forma combined capitalization of all the Funds as if the Reorganization had occurred on that date. The capitalization of the Northern Institutional Funds Large Cap Growth Portfolio and the Northern Funds Large Cap Growth Fund is likely to be different at the closing of the Reorganization as a result of daily share purchase and redemption activity and the effects of ongoing investment operations.

	Northern Institutional Funds Large Cap Growth Portfolio	Northern Funds Large Cap Growth Fund	Pro Forma Combined Fund (Northern Funds Large Cap Growth Fund)*

Net Assets (000’s)	$106,815	$94,070	$200,885

Net Asset Value per share	$15.98	$25.00	$25.00

Shares outstanding (000’s)	6,685	3,762	8,035

*	The Northern Funds Large Cap Growth Fund will be the accounting survivor for financial statement purposes.

Pro Forma Financial Information

Northern Institutional Funds International Equity Portfolio into Northern Funds International Equity Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Acquired Fund and the Acquiring Fund, each as identified below, for the twelve-month period ended March 31, 2012. Actual results could differ from those estimates. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Acquired Fund and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Acquired Fund into the Acquiring Fund pursuant to a Plan of Reorganization (the “Plan”) as of April 1, 2011. No reorganization is contingent upon any other reorganization.

Acquired Fund	Acquiring Fund	12 Month Period Ended
Northern Institutional Funds International Equity Portfolio	Northern Funds International Equity Fund	March 31, 2012

Basis of Pro Forma

The reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the reorganizations. The Acquired Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Acquired Fund shareholders in complete liquidation of the Acquired Fund. The table below shows the class and shares that Acquired Fund shareholders would have received if the reorganization were to have taken place on March 31, 2012 and based on the Acquiring Fund’s net asset value as of March 31, 2012.

Acquired Fund Share Class	Northern Institutional Funds International Equity Portfolio (Acquired Fund) Shares Exchanged (in 000’s of the Acquiring Fund)	Acquiring Fund Share Class
Class A	18,511	Shares

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated.

Note 2 — Net Assets

The table below shows the net assets of the Acquired Fund and the Acquiring Fund and Pro Forma combined net assets, assuming all reorganizations are completed, as of the dates indicated.

Fund	Net assets (in 000’s)		As of
Northern Institutional Funds International Equity Portfolio (Acquired Fund)	$147,159		March 31, 2012
Northern Funds International Equity Fund (Acquiring Fund)	$248,961	*	March 31, 2012
Northern Funds International Equity Fund (Pro Forma Combined)	$396,120		March 31, 2012

*	Net Assets shown are from audited financial statements as of March 31, 2012.

Note 3 — Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined Fund’s net assets as if the reorganization had taken place on April 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense (in 000’s)*
Investment Advisory Fees(1)	(296)
Administrative Fees(2)	(1)
Transfer Agent Fees(2)	136
Custody & Accounting Fees(2)	(19)
Professional Fees(3)	(3)
Trustee Fees(3)	(7)
Other Fees(3)	(53)
Fee waiver and/or expense reimbursements(4)	200

*	Net Assets shown are from audited annual report as of March 31, 2012.
(1)	The Investment Advisory fee was adjusted pursuant to the Fee Reduction Commitment between the Investment Adviser and the Acquiring Fund that became effective on August 24, 2012. Under this contractual agreement, the annual Advisory fee is 0.90% of the first $1 billion, 0.85% of the next $1 billion of the Fund’s average daily net assets and 0.81% of the Fund’s average daily net assets over $2 billion.
(2)	Fees were adjusted pursuant to the service/contractual agreements of the Acquiring Fund in effect as of March 31, 2012.
(3)	Fees were reduced to eliminate the effects of duplicative fees and to account for economies of scale.
(4)	The Acquiring Fund’s expenses are currently capped at 1.06% subject to an expense reimbursement agreement, which is expected to continue until at least September 20, 2013. After this date, the Investment Adviser or the Acquiring Fund may terminate the contractual arrangements.
*	The amounts presented in the table were calculated based on the pro forma combined Fund’s expenses being capped at 1.06% for the full fiscal year ending March 31, 2012.

No significant accounting policies will change as a result of the reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs

The Acquired Fund—Northern Institutional Funds International Equity Portfolio—is expected to incur approximately $17,000 of reorganization costs and Northern Trust Investments, Inc. will bear 100% of these costs.

These costs represent the non recurring expense of the Acquired Fund carrying out its obligations under the Plan and consist of professional services fees, printing costs and mailing charges related to the proposed reorganization. The Acquiring Fund—Northern Funds International Equity Fund—is expected to incur approximately $6,000 of expenses in connection with the Reorganization and Northern Trust Investments, Inc. will bear 100% of these costs.

Note 5 — Repositioning Costs

The Reorganization may result in the sale of some of the portfolio securities of the Acquired Fund following the Reorganization as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The transaction costs incurred in connection with the sale of such portfolio securities following the Reorganization for the Northern Institutional Funds International Equity Portfolio are estimated not to be material.

Note 6 — Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the same portfolio management team and same investment objective, investment strategy and policies/restrictions as the Acquiring Fund.

Note 7 — Capital Loss Carryforward

The Acquired Fund—Northern Institutional Funds International Equity Portfolio—had a capital loss carryforward of approximately $39,206,000 at November 30, 2011, the Acquired Fund’s most recent fiscal year end. The Acquiring Fund—Northern Funds International Equity Fund had a capital loss carryforward of approximately $170,064,000 at March 31, 2012, the Acquiring Fund’s most recent fiscal year end. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Information Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Other Matters

CAPITALIZATION

The following table shows the unaudited capitalization of the Northern Institutional Funds International Equity Portfolio and the Northern Funds International Equity Fund as of March 31, 2012, and the pro forma combined capitalization of all the Funds as if the Reorganization had occurred on that date. The capitalization of the Northern Institutional Funds International Equity Portfolio and the Northern Funds International Equity Fund is likely to be different at the closing of the Reorganization as a result of daily share purchase and redemption activity and the effects of ongoing investment operations.

	Northern Institutional Funds International Equity Portfolio	Northern Funds International Equity Fund	Pro Forma Combined Fund (Northern Funds International Equity Fund)*

Net Assets (000’s)	$147,159	$248,961	$396,120

Net Asset Value per share	$9.25	$7.95	$7.95

Shares outstanding (000’s)	15,911	31,328	49,839

*	The Northern Funds International Growth Fund will be the accounting survivor for financial statement purposes.

Pro Forma Financial Information

Northern Institutional Funds Equity Index Portfolio into Northern Funds Stock Index Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Acquired Fund and the Acquiring Fund, each as identified below, for the twelve-month period ended March 31, 2012. Actual results could differ from those estimates. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Acquired Fund and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Acquired Fund into the Acquiring Fund pursuant to a Plan of Reorganization (the “Plan”) as of April 1, 2011. No reorganization is contingent upon any other reorganization.

Acquired Fund	Acquiring Fund	12 Month Period Ended
Northern Institutional Funds Equity Index Portfolio	Northern Funds Stock Index Fund	March 31, 2012

Basis of Pro Forma

The reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the reorganizations. The Acquired Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Acquired Fund shareholders in complete liquidation of the Acquired Fund. The table below shows the class and shares that Acquired Fund shareholders would have received if the reorganization were to have taken place on March 31, 2012 and based on the Acquiring Fund’s net asset value as of March 31, 2012.

Acquired Fund Share Class	Northern Institutional Funds Equity Index Portfolio (Acquired Fund) Shares Exchanged (in 000’s of the Acquiring Fund)	Acquiring Fund Share Class
Class A	48,261	Shares

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated.

Note 2 — Net Assets

The table below shows the net assets of the Acquired Fund and the Acquiring Fund and Pro Forma combined net assets, assuming all reorganizations are completed, as of the dates indicated.

Fund	Net assets (in 000’s)		As of
Northern Institutional Funds Equity Index Portfolio (Acquired Fund)	$842,632		March 31, 2012
Northern Funds Stock Index Fund (Acquiring Fund)	$3,287,234	*	March 31, 2012
Northern Funds Stock Index Fund (Pro Forma Combined)	$4,129,866		March 31, 2012

*	Net Assets shown are from audited financial statements as of March 31, 2012.

Note 3 — Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined Fund’s net assets as if the reorganization had taken place on April 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense (in 000’s)*
Investment Advisory Fees	15
Administrative Fees(1)	350
Transfer Agent Fees(1)	638
Custody & Accounting Fees(1)	(52)
Professional Fees(2)	(27)
Trustee Fees(2)	(4)
Other Fees(2)	(19)
Fee waiver and/or expense reimbursements(3)	4,086

(1)	Fees were adjusted pursuant to the service/contractual agreements of the Acquiring Fund in effect as of March 31, 2012.
(2)	Fees were reduced to eliminate the effects of duplicative fees and to account for economies of scale.
(3)	The Acquiring Fund’s expenses are currently capped at 0.10% subject to an expense reimbursement agreement, which is expected to continue until at least September 20, 2013. After this date, the Investment Adviser or the Acquiring Fund may terminate the contractual arrangements.
*	The amounts presented in the table were calculated based on the pro forma combined Fund’s expenses being capped at 0.10% for the full fiscal year ending March 31, 2012.

No significant accounting policies will change as a result of the reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs

The Acquired Fund—Northern Institutional Funds Equity Index Portfolio—is expected to incur approximately $95,000 of reorganization costs and Northern Trust Investments, Inc. will bear 100% of these costs. These costs represent the non recurring expense of the Acquired Fund carrying out its obligations under the Plan and consist of professional services fees, printing costs and mailing charges related to the proposed reorganization. The Acquiring Fund—Northern Funds Stock Index Fund—is expected to incur approximately $76,000 of expenses in connection with the Reorganization and Northern Trust Investments, Inc. will bear 100% of these costs.

Note 5 — Repositioning Costs

The Reorganization may result in the sale of some of the portfolio securities of the Acquired Fund following the Reorganization as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The transaction costs incurred in connection with the sale of such portfolio securities following the Reorganization for the Northern Institutional Funds Equity Index Portfolio are estimated not to be material.

Note 6 — Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the same portfolio management team and same investment objective, investment strategy and policies/restrictions as the Acquiring Fund.

Note 7 — Capital Loss Carryforward

The Acquired Fund—Northern Institutional Funds Equity Index Portfolio—had a capital loss carryforward of approximately $18,479,000 at November 30, 2011, the Acquired Fund’s most recent fiscal year end. The Acquiring Fund—Northern Stock Index Fund had a capital loss carryforward of approximately $13,781,000 at March 31, 2012, the Acquiring Fund’s most recent fiscal year end. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Information Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Other Matters

CAPITALIZATION

The following table shows the unaudited capitalization of the Northern Institutional Funds Equity Index Portfolio and the Northern Funds Stock Index Fund as of March 31, 2012, and the pro forma combined capitalization of all the Funds as if the Reorganization had occurred on that date. The capitalization of the Northern Institutional Funds Equity Index Portfolio and the Northern Funds Stock Index Fund is likely to be different at the closing of the Reorganization as a result of daily share purchase and redemption activity and the effects of ongoing investment operations.

	Northern Institutional Funds Equity Index Portfolio	Northern Funds Stock Index Fund	Pro Forma Combined Fund (Northern Funds Stock Index Fund)*

Net Assets (000’s)	$842,632	$3,287,234	$4,129,866

Net Asset Value per share	$14.01	$17.46	$17.46

Shares outstanding (000’s)	60,138	188,292	236,553

*	The Northern Funds Stock Index Fund will be the accounting survivor for financial statement purposes.

Pro Forma Financial Information

Northern Institutional Funds International Equity Index Portfolio into Northern Funds International Equity Index Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Acquired Fund and the Acquiring Fund, each as identified below, for the twelve-month period ended March 31, 2012. Actual results could differ from those estimates. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Acquired Fund and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Acquired Fund into the Acquiring Fund pursuant to a Plan of Reorganization (the “Plan”) as of April 1, 2011. No reorganization is contingent upon any other reorganization.

Acquired Fund	Acquiring Fund	12 Month Period Ended
Northern Institutional Funds International Equity Index Portfolio	Northern Funds International Equity Index Fund	March 31, 2012

Basis of Pro Forma

The reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the reorganizations. The Acquired Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Acquired Fund shareholders in complete liquidation of the Acquired Fund. The table below shows the class and shares that Acquired Fund shareholders would have received if the reorganization were to have taken place on March 31, 2012 and based on the Acquiring Fund’s net asset value as of March 31, 2012.

Acquired Fund Share Class	Northern Institutional Funds International Equity Index Portfolio (Acquired Fund) Shares Exchanged (in 000’s of the Acquiring Fund)	Acquiring Fund Share Class
Class A	29,821	Shares

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated.

Note 2 — Net Assets

The table below shows the net assets of the Acquired Fund and the Acquiring Fund and Pro Forma combined net assets, assuming all reorganizations are completed, as of the dates indicated.

Fund	Net assets (in 000’s)		As of
Northern Institutional Funds International Equity Index Portfolio (Acquired Fund)	$297,021		March 31, 2012
Northern Funds International Equity Index Fund (Acquiring Fund)	$1,669,734	*	March 31, 2012
Northern Funds International Equity Index Fund (Pro Forma Combined)	$1,966,755		March 31, 2012

*	Net Assets shown are from audited financial statements as of March 31, 2012.

Note 3 — Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined Fund’s net assets as if the reorganization had taken place on April 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense (in 000’s)*
Investment Advisory Fees	(3)
Administrative Fees(1)	(5)
Transfer Agent Fees(1)	228
Custody & Accounting Fees(1)	(11)
Professional Fees(2)	(17)
Trustee Fees(2)	(5)
Other Fees(2)	(47)
Fee waiver and/or expense reimbursements(3)	2,917

(1)	Fees were adjusted pursuant to the service/contractual agreements of the Acquiring Fund in effect as of March 31, 2012.
(2)	Fees were reduced to eliminate the effects of duplicative fees and to account for economies of scale.
(3)	The Acquiring Fund’s expenses are currently capped at 0.25% subject to a waiver and reimbursement agreement, which is expected to continue until at least September 20, 2013. After this date, the Investment Adviser or a Fund may terminate the contractual arrangements.
*	The amounts presented in the table were calculated based on the pro forma combined Fund’s expenses being capped at 0.25% for the full fiscal year ending March 31, 2012.

No significant accounting policies will change as a result of the reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs

The Acquired Fund—Northern Institutional Funds International Equity Index Portfolio—is expected to incur approximately $34,000 of reorganization costs and Northern Trust Investments, Inc. will bear 100% of these costs. These costs represent the non recurring expense of the Acquired Fund carrying out its obligations under the Plan and consist of professional services fees, printing costs and mailing charges related to the proposed reorganization. The Acquiring Fund—Northern Funds International Equity Index Fund—is expected to incur approximately $38,000 of expenses in connection with the Reorganization and Northern Trust Investments, Inc. will bear 100% of these costs.

Note 5 — Repositioning Costs

The Reorganization may result in the sale of some of the portfolio securities of the Acquired Fund following the Reorganization as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The transaction costs incurred in connection with the sale of such portfolio securities following the Reorganization for the Northern Institutional Funds International Equity Index Portfolio are estimated not to be material.

Note 6 — Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the same portfolio management team and same investment objective, investment strategy and policies/restrictions as the Acquiring Fund.

Note 7 — Capital Loss Carryforward

The Acquired Fund—Northern Institutional Funds International Equity Index Portfolio—had a capital loss carryforward of approximately $23,845,000 at November 30, 2011, the Acquired Fund’s most recent fiscal year end. The Acquiring Fund—Northern Funds International Equity Index Fund had a capital loss carryforward of approximately $296,454,000 at March 31, 2012, the Acquiring Fund’s most recent fiscal year end. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Information Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Other Matters

CAPITALIZATION

The following table shows the unaudited capitalization of the Northern Institutional Funds International Equity Index Portfolio and the Northern Funds International Equity Index Fund as of March 31, 2012, and the pro forma combined capitalization of all the Funds as if the Reorganization had occurred on that date. The capitalization of the Northern Institutional Funds International Equity Index Portfolio and the Northern Funds International Equity Index Fund is likely to be different at the closing of the Reorganization as a result of daily share purchase and redemption activity and the effects of ongoing investment operations.

	Northern Institutional Funds International Equity Index Portfolio	Northern Funds International Equity Index Fund	Pro Forma Combined Fund (Northern Funds International Equity Index Fund)*

Net Assets (000’s)	$297,021	$1,669,734	$1,966,755

Net Asset Value per share	$8.11	$9.96	$9.96

Shares outstanding (000’s)	36,640	167,711	197,532

*	The Northern Funds International Equity Index Fund Fund will be the accounting survivor for financial statement purposes.

Pro Forma Financial Information

Northern Institutional Funds Small Company Index Portfolio into Northern Funds Small Cap Index Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Acquired Fund and the Acquiring Fund, each as identified below, for the twelve-month period ended March 31, 2012. Actual results could differ from those estimates. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Acquired Fund and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Acquired Fund into the Acquiring Fund pursuant to a Plan of Reorganization (the “Plan”) as of April 1, 2011. No reorganization is contingent upon any other reorganization.

Acquired Fund	Acquiring Fund	12 Month Period Ended
Northern Institutional Funds Small Company Index Portfolio	Northern Funds Small Cap Index Fund	March 31, 2012

Basis of Pro Forma

The reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the reorganizations. The Acquired Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Acquired Fund shareholders in complete liquidation of the Acquired Fund. The table below shows the class and shares that Acquired Fund shareholders would have received if the reorganization were to have taken place on March 31, 2012 and based on the Acquiring Fund’s net asset value as of March 31, 2012.

Acquired Fund Share Class	Northern Institutional Funds Small Company Index Portfolio (Acquired Fund) Shares Exchanged (in 000’s of the Acquiring Fund)	Acquiring Fund Share Class
Class A	8,317	Shares

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated.

Note 2 — Net Assets

The table below shows the net assets of the Acquired Fund and the Acquiring Fund and Pro Forma combined net assets, assuming all reorganizations are completed, as of the dates indicated.

Fund	Net assets (in 000’s)		As of
Northern Institutional Funds Small Company Index Portfolio (Acquired Fund)	$76,185		March 31, 2012
Northern Funds Small Cap Index Fund (Acquiring Fund)	$512,782	*	March 31, 2012
Northern Funds Small Cap Index Fund (Pro Forma Combined)	$588,967		March 31, 2012

*	Net Assets shown are from audited financial statements as of March 31, 2012.

Note 3 — Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined Fund’s net assets as if the reorganization had taken place on April 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Acquired Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense (in 000’s)*
Investment Advisory Fees	(2)
Administrative Fees(1)	36
Transfer Agent Fees(1)	65
Custody & Accounting Fees(1)	(154)
Professional Fees(2)	(3)
Trustee Fees(2)	(7)
Other Fees(2)	(58)
Fee waiver and/or expense reimbursements(3)	590

(1)	Fees were adjusted pursuant to the service/contractual agreements of the Acquiring Fund in effect as of March 31, 2012.
(2)	Fees were reduced to eliminate the effects of duplicative fees and to account for economies of scale.
(3)	The Acquiring Fund’s expenses are currently capped at 0.15% subject to an expense reimbursement agreement, which is expected to continue until at least September 20, 2013. After this date, the Investment Adviser or the Acquiring Fund may terminate the contractual arrangements.
*	The amounts presented in the table were calculated based on the pro forma combined Fund’s expenses being capped at 0.15% for the full fiscal year ending March 31, 2012.

No significant accounting policies will change as a result of the reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs

The Acquired Fund—Northern Institutional Funds Small Company Index Portfolio—is expected to incur approximately $9,000 of reorganization costs and Northern Trust Investments, Inc. will bear 100% of these costs. These costs represent the non recurring expense of the Acquired Fund carrying out its obligations under the Plan and consist of professional services fees, printing costs and mailing charges related to the proposed reorganization. The Acquiring Fund—Northern Funds Small Cap Index Fund—is expected to incur approximately $12,000 of expenses in connection with the Reorganization and Northern Trust Investments, Inc. will bear 100% of these costs.

Note 5 — Repositioning Costs

The Reorganization may result in the sale of some of the portfolio securities of the Acquired Fund following the Reorganization as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The transaction costs incurred in connection with the sale of such portfolio securities following the Reorganization for the Northern Institutional Funds Small Company Index Portfolio are estimated not to be material.

Note 6 — Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the same portfolio management team and same investment objective, investment strategy and policies/restrictions as the Acquiring Fund.

Note 7 — Capital Loss Carryforward

The Acquired Fund—Northern Institutional Funds Small Company Index Portfolio—had a capital loss carryforward of approximately $9,861,000 at November 30, 2011, the Acquired Fund’s most recent fiscal year end. The Acquiring Fund—Northern Funds Small Cap Index Fund had a capital loss carryforward of approximately $3,006,000 at March 31, 2012, the Acquiring Fund’s most recent fiscal year end. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Information Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Other Matters

CAPITALIZATION

The following table shows the unaudited capitalization of the Northern Institutional Funds Small Company Index Portfolio and the Northern Funds Small Cap Index Fund as of March 31, 2012, and the pro forma combined capitalization of all the Funds as if the Reorganization had occurred on that date. The capitalization of the Northern Institutional Funds Small Company Index Portfolio and the Northern Funds Small Cap Index Fund is likely to be different at the closing of the Reorganization as a result of daily share purchase and redemption activity and the effects of ongoing investment operations.

	Northern Institutional Funds Small Company Index Portfolio	Northern Funds Small Cap Index Fund	Pro Forma Combined Fund (Northern Funds Small Cap Index Fund)*

Net Assets (000’s)	$76,185	$512,782	$588,967

Net Asset Value per share	$18.58	$9.16	$9.16

Shares outstanding (000’s)	4,101	55,951	64,268

*	The Northern Funds Small Cap Index Fund will be the accounting survivor for financial statement purposes.